As filed with the Securities and Exchange Commission on September 28, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05309)

First American Investment Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Garboldi, Jr.
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 10/31/07

Date of reporting period:  07/31/07

Item 1. Schedule of Investments.

Schedule of Investments July 31, 2007 (unaudited), all dollars are rounded to thousands (000)
Real Estate Securities Fund
DESCRIPTION	SHARES	VALUE +

Real Estate Common Stocks (a) - 98.0%
Apartments - 15.7%
American Campus Communities (b)	101,810	$2,601
Apartment Investment & Management (b) (c)	123,326	5,211
Archstone-Smith Trust (b)	277,618	15,938
Avalonbay Communities (b) (c)	246,109	26,572
BRE Properties (b) (c)	16,488	833
Camden Property Trust (b) (c)	285,847	15,710
Equity Residential Properties Trust (b) (c)	413,947	16,479
Essex Property Trust (b) (c)	163,315	17,570
Home Properties (b) (c)	244,305	11,311
Mid-America Apartment Communities (b) (c)	258,673	11,674
Post Properties (b)	60,400	2,660
UDR, Inc. (b) (c)	176,327	4,072
		130,631
Community Centers - 9.8%
Agree Realty (b)	18,820	548
Developers Diversified Realty (b) (c)	325,410	15,620
Federal Realty Investment Trust (b) (c)	189,076	14,207
Kimco Realty (b) (c)	435,659	16,263
Kite Realty Group Trust (b)	319,958	5,106
Regency Centers (b) (c)	326,920	21,207
Saul Centers (b) (c)	131,058	5,684
Weingarten Realty Investors (b) (c)	73,440	2,689
		81,324
Diversified - 6.3%
Cousins Properties (b) (c)	119,591	3,075
Forest City Enterprises, Class A (c)	276,990	15,071
Vornado Realty Trust (b) (c)	320,595	34,313
		52,459
Healthcare - 8.3%
Brookdale Senior Living (c)	260,944	10,440
Capital Senior Living (c)	1,115,753	9,885
Emeritus (c) (d)	221,265	5,421
Health Care Property Investors (b) (c)	119,971	3,268
Healthcare Realty Trust (b) (c)	115,538	2,683
Nationwide Health Properties (b) (c)	486,143	11,585
OMEGA Healthcare Investors (b)	89,927	1,163
Skilled Healthcare Group, Class A (c) (d)	213,181	2,961
Ventas (b) (c)	660,483	21,545
		68,951
Hotels - 14.1%
Ashford Hospitality Trust (b) (c)	612,246	6,257
DiamondRock Hospitality (b) (c)	285,246	4,803
FelCor Lodging Trust (b) (c)	300,823	6,606
Gaylord Entertainment (c)	133,511	6,673
Hersha Hospitality Trust (b)	448,059	4,705
Host Marriott (b) (c)	1,876,117	39,624
LaSalle Hotel Properties (b) (c)	97,169	3,890
Marcus	84,773	1,668
Marriott International, Class A	629,483	26,155
Red Lion Hotels (d)	198,181	2,140
Starwood Hotels & Resorts Worldwide	219,893	13,844
Sunstone Hotel Investors (b) (c)	50,634	1,257
		117,622
Industrials - 10.4%
AMB Property (b) (c)	79,492	4,235
DCT Industrial Trust (b)	81,799	802
EastGroup Properties (b) (c)	521,359	21,501
First Potomac Realty Trust (b) (c)	148,313	2,906
Prologis (b) (c)	716,118	40,747
PS Business Parks (b)	321,535	16,430
		86,621
Malls - 11.4%
CBL & Associates Properties (b)	80,414	2,564
General Growth Properties (b) (c)	299,287	14,360
Macerich (b) (c)	265,981	19,457
Simon Property Group (b) (c)	675,121	58,418
		94,799
Manufactured Homes - 0.8%
American Land Lease (b)	27,770	582
Equity Lifestyle Properties (b) (c)	127,680	5,791
		6,373
Mortgage - 0.4%
NorthStar Realty Finance (b) (c)	344,773	3,479

Net Lease - 0.8%
Realty Income (b) (c)	276,125	6,481

Office - 15.3%
Alexandria Real Estate Equities (b) (c)	28,516	2,456
BioMed Realty Trust (b)	230,382	5,032
Boston Properties (b) (c)	374,515	35,388
Brandywine Realty Trust (b)	10,709	258
Brookfield Asset Management, Class A (c)	212,220	7,458
Brookfield Properties (c)	400,103	9,042
Cogdell Spencer (b)	471,979	8,165
Corporate Office Properties Trust (b) (c)	41,817	1,576
Digital Realty Trust (b) (c)	237,050	7,858
Douglas Emmett (b) (c)	82,396	1,900
Duke Realty (b) (c)	215,217	7,036
Highwoods Properties (b) (c)	106,826	3,475
Kilroy Realty (b) (c)	37,778	2,434
Liberty Property Trust (b) (c)	276,945	10,388
SL Green Realty (b) (c)	200,232	24,312
		126,778
Real Estate Service Provider - 1.0%
HFF, Inc. (d)	683,977	8,577

Self Storage - 3.7%
Public Storage (b) (c)	382,000	26,775
Sovran Self Storage (b) (c)	1,901	82
U-Store-It Trust (b) (c)	256,837	3,675
		30,532
Total Real Estate Common Stocks
(Cost $746,502)		814,627

Other Common Stock - 0.1%
Private Equity - 0.1%
Fortress Investment Group, Class A (c)	39,937	758
(Cost $1,011)

Private Real Estate Companies (a) - 0.0%
Beacon Capital (d) (e) (f)	33,750	3
Newcastle Investment Holdings (d) (e) (f)	35,000	259
Total Private Real Estate Companies
(Cost $588)		262

Short-Term Investment - 0.3%
First American Prime Obligations Fund, Class Z (g)
(Cost $2,345)	2,344,537	2,345

Investment Purchased with Proceeds from Securities Lending - 49.2%
Mount Vernon Securities Lending Prime Portfolio (h)
(Cost $408,808)	408,807,752	408,808

Total Investments - 147.6%
(Cost $1,159,254)		1,226,800
Other Assets and Liabilities, Net - (47.6)%		(395,357)
Total Net Assets - 100.0%		$831,443

+
Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2007, the fund held fair valued securities disclosed in footnote (f).

(a)	The fund is primarily invested in the Real Estate sector and therefore is subject to additional risks.
(b)	Real Estate Investment Trust. As of July 31, 2007, the market value of these investments was $695,292, or 83.6% of total net assets.
(c)	This security or a portion of this security is out on loan at July 31, 2007. Total loaned securities had a market value of $397,013 at July 31, 2007.
(d)	Non-income producing security.
(e)	Security is considered illiquid or restricted. As of July 31, 2007, the value of these investments was $262 or 0.0% of total net assets:
Dates
	Security	Shares	Acquired	Cost Basis
	Beacon Capital	33,750	3/1998	$ 435
	Newcastle Investment Holdings	35,000	6/1998	153
(f)	Security is fair valued. As of July 31, 2007, the value of these investments was $262 or 0.0% of total net assets.
(g)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(h)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

Schedule of Investments July 31, 2007 (unaudited), all dollars are rounded to thousands (000)

International Fund
DESCRIPTION	SHARES	VALUE+
Common Stocks - 97.6%
Australia - 1.7%
BHP Billiton (a)	902,000	$28,730

Belgium - 1.7%
Dexia (a)	520,000	14,868
Fortis (a)	340,800	13,438
		28,306
Brazil - 2.7%
Companhia Vale do Rio Doce - ADR (a)	521,762	25,572
Petroleo Brasileiro - ADR	300,250	19,486
		45,058
Egypt - 0.2%
Orascom Construction Industries - GDR	20,223	2,846

Finland - 1.6%
Nokia Oyj (a)	974,770	27,846

France - 13.8%
Accor (a)	182,000	15,501
Axa (a)	695,632	27,147
BNP Paribas (a)	252,089	27,711
Compagnie de Saint-Gobain (a)	191,600	21,145
Imerys (a)	169,400	16,601
Lafarge (a)	120,100	20,343
Pernod-Ricard (a)	87,700	18,415
Sanofi-Aventis (a)	264,700	22,172
Total (a) (b)	820,260	64,597
		233,632
Germany - 5.8%
BASF (a)	92,100	11,912
Deutsche Post	411,000	12,043
E.ON	114,800	18,002
Linde (a)	76,442	9,059
SAP (a)	269,000	14,528
Siemens	217,260	27,498
Symrise (b)	173,854	4,936
		97,978
Great Britain - 19.1%
Barclays	2,145,000	30,129
BG Group	1,034,965	16,835
British Land	330,000	8,227
Burberry Group	984,600	12,578
Centrica	1,630,542	11,819
GlaxoSmithKline	1,325,000	33,533
ICAP	1,502,514	14,460
Kingfisher	3,010,521	12,914
Man Group	1,141,700	12,984
Morrison Supermarket	2,548,700	15,526
Smith & Nephew	1,505,163	17,915
Standard Chartered	967,000	31,620
Tesco	3,929,800	32,278
Vodafone	12,250,325	36,827
Wolseley	950,000	20,716
WPP Group	1,135,503	16,272
		324,633
Hong Kong - 4.4%
Esprit Holdings	1,697,000	22,678
HSBC (a)	2,845,600	52,865
		75,543
Ireland - 0.7%
Bank of Ireland	650,000	12,140

Italy - 5.0%
Banca Intesa (a)	2,208,600	16,707
Eni (a)	1,300,800	45,524
Unicredito Italiano	2,603,900	22,089
		84,320
Japan - 20.2%
Astellas Pharma	406,700	16,708
The Bank of Yokohama	1,783,000	12,399
Canon	363,300	19,202
Daikin Industries (a)	390,000	15,237
East Japan Railway	1,438	10,666
Hirose Electric (a)	78,000	9,645
Honda Motor	253,900	9,219
Mitsubishi UFJ Financial Group	2,251	24,022
Mitsubishi	1,083,500	31,997
Mitsui Fudosan	542,000	14,151
Mizuho Financial Group	1,627	11,459
Nidec (a)	248,000	16,417
Nippon Oil	925	8
Nissan Motor	1,133,500	12,251
Nitto Denko (a)	290,200	15,226
Nomura Holdings	512,800	9,734
Seven & I Holdings (a)	545,600	15,322
Shin-Etsu Chemical	253,000	18,681
SMC	100,400	13,295
Sony (a)	412,500	22,024
Sumitomo Mitsui Financial Group	2,152	19,448
Sumitomo (a)	1,297,200	25,123
		342,234
Mexico - 0.4%
Fomento Economico Mexicano - ADR	190,200	7,041

Netherlands - 3.9%
ING Group	539,500	22,775
Philips Electronics	397,000	16,048
Reed Elsevier (a)	762,124	13,996
Wolters Kluwer	449,700	13,173
		65,992
South Korea - 0.6%
Samsung Electronics	15,830	10,450

Spain - 2.1%
Altadis	210,000	13,659
Banco Bilbano Vizcaya Argentaria (a)	931,100	22,794
		36,453
Sweden - 1.4%
Ericsson (a)	6,546,500	24,511

Switzerland - 11.8%
ABB	791,700	19,039
Adecco (a)	238,900	16,615
Holcim	190,000	20,128
Nestle	79,360	30,488
Novartis	520,100	28,054
Roche	163,600	28,975
UBS (b)	661,700	36,633
Zurich Financial Services	71,800	20,922
		200,854
Taiwan - 0.5%
Taiwan Semiconductor Manufacturing - ADR	844,099	8,568
Total Common Stocks
(Cost $1,159,716)		1,657,135

Short-Term Investment - 2.3%
State Street GA Prime Fund
(Cost $38,514)	38,513,888	38,514
Investments Purchased with Proceeds
from Securities Lending (c) - 21.4%
State Street Navigator Prime Fund
(Cost $362,317)	362,317,098	362,317
Total Investments - 121.3%
(Cost $1,560,547)		2,057,966
Other Assets and Liabilities, Net - (21.3)%		(361,017)
Total Net Assets - 100.0%		$1,696,949

+	The fair values of securities are determined on each business day by an independent third party based on factors such as price changes
	for futures contracts, sector indices, American Depository Receipts, and currency exchange rates that occur between the close of
	the local market and the close of the New York Stock Exchange. The use of daily fair value pricing may cause the net asset value of
	its shares to differ significantly from the net asset value that would be determined without fair value pricing.
(a)	This security or a portion of this security is out on loan at July 31, 2007. Total loaned securities had a market value of $348,912 at
	July 31, 2007.
(b)	Non-income producing security.
(c)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested as noted in the schedule above.

	ADR - American Depository Receipt

	At July 31, 2007, sector diversification of the fund was as follows:
		% of
		Net Assets	Value
	Foreign Common Stock
	Financials*	28.2%	$478,722
	Industrials	12.7	216,220
	Materials	10.1	171,188
	Consumer Discretionary	9.8	166,654
	Energy	8.6	146,450
	Healthcare	8.5	144,308
	Consumer Staples	8.0	135,778
	Information Technology	7.7	131,167
	Telecommunication Services	2.2	36,827
	Utilities	1.8	29,821
	Total Foreign Common Stock	97.6	1,657,135
	Total Short-Term Investment	2.3	38,514
	Total Investment Purchased with Proceeds from Securities Lending	21.4	362,317
	Total Investments	121.3	2,057,966
	Other Assets and Liabilities, Net	(21.3)	(361,017)
	Net Assets	100.0%	$1,696,949

	* The fund is significantly invested in this sector and therefore is subject to additional risks.

Schedule of Investments July 31, 2007 (unaudited), all dollars are rounded to thousands (000)

International Select Fund

DESCRIPTION	SHARES	VALUE +

Common Stocks - 88.3%
Argentina - 0.3%
Tenaris, ADR	16,100	$776

Australia - 1.8%
BHP Billiton	38,460	1,225
National Australia Bank	24,340	792
Rio Tinto	21,284	1,659
Woodside Petroleum	42,508	1,546
		5,222
Austria - 0.5%
Erste Bank der Oesterreichischen Sparkassen	18,173	1,367

Bahrain - 0.1%
Investcorp Bank, ADR (a)	11,600	292

Bermuda - 0.2%
Benfield Group	84,440	557

Brazil - 4.7%
AES Tiete	13,378,600	494
Banco Itau Holding Financeira, ADR	25,181	1,152
Bradespar (a)	9,891	417
Brasil Telecom, ADR	6,100	404
Cia Vale do Rio Doce	46,300	1,947
Companhia de Bebidas das Americas, ADR	16,912	1,158
Companhia Energetica De Minas (a)	20,400	412
Companhia Vale do Rio Doce, ADR	25,773	1,263
Iochpe Maxion (a)	22,600	361
JHSF Participacoes (a)	56,400	343
Klabin	134,100	454
Petroleo Brasileiro, ADR	41,992	2,725
Redecard (a)	38,430	659
Souza Cruz	28,799	666
Tam, ADR	18,200	493
Tele Norte Lest, ADR	19,940	423
		13,371
Canada - 1.8%
Cameco	44,824	1,828
Manulife Financial	50,214	1,835
Patheon (a)	84,800	300
Suncor Energy	13,456	1,217
		5,180
China - 0.3%
Focus Media Holdings, ADR (a)	24,286	1,003

Denmark - 0.7%
Vestas Wind System (a)	29,348	1,945

Egypt - 0.8%
Eastern Tobacco	7,636	543
Orascom Construction Industries (a)	14,434	997
Orascom Telecom Holdings (a)	48,700	645
		2,185
Finland - 0.9%
Nokia Oyj	57,060	1,630
Stora Enso, ADR	55,600	953
		2,583
France - 6.4%
Alcatel-Lucent, ADR	84,680	982
Axa	28,009	1,093
BNP Paribas	8,600	945
Carrefour	11,430	811
Electricite de France	12,583	1,275
Iliad	19,875	1,812
L'oreal	11,148	1,272
LVMH Moet Hennessy Louis Vuitton	10,249	1,145
Sanofi-Aventis	19,550	1,638
Thales	21,170	1,211
Total (a)	33,610	2,647
Total, ADR	14,416	1,133
Vivendi Universal	48,800	2,073
		18,037
Germany - 4.9%
Adidas	25,668	1,555
Allianz	9,190	1,956
BASF	5,430	702
Deutsche Telekom	51,470	885
Henkel KGAA	38,241	2,069
Metro	31,740	2,469
SAP, ADR	32,928	1,775
Siemens	9,820	1,243
Wacker Chemie	5,256	1,287
		13,941
Great Britain - 13.6%
Arm Holdings	566,150	1,686
Autonomy (a)	94,254	1,568
BAE Systems	95,960	814
Barclays	116,166	1,632
BP, ADR	22,580	1,567
British Sky Broadcasting Group	92,511	1,244
Cadbury Schweppes	180,720	2,240
Carnival	28,523	1,244
Dawnay Day Treveria (a)	521,500	759
Diageo	125,120	2,556
GlaxoSmithKline	99,510	2,518
ICAP	122,014	1,174
Kingfisher	474,290	2,035
Michael Page International	179,977	1,974
Northern Rock	66,478	1,088
Prudential	141,394	1,944
Reckitt Benckiser	21,497	1,150
Royal Bank of Scotland	130,485	1,554
Scottish & Southern Energy	27,850	814
Smith & Nephew	109,901	1,308
Standard Chartered	33,860	1,107
Tesco	139,810	1,148
Vodafone Group, ADR	94,520	2,869
WPP Group	186,530	2,673
		38,666
Greece - 0.6%
National Bank of Greece, ADR	134,101	1,587

Hong Kong - 1.7%
Cheung Kong Holdings	59,290	832
Esprit Holdings	176,100	2,353
Foxconn International Holdings (a)	542,000	1,552
		4,737
Hungary - 0.1%
Gedeon Richter	1,800	363

India - 2.1%
Grasim Industries, ADR (a)	8,200	611
HDFC Bank, ADR	17,704	1,533
Infosys Technologies, ADR	33,038	1,639
Satyam Computer Services, ADR	29,300	781
State Bank Of India, ADR	15,480	1,424
		5,988
Indonesia - 0.8%
Astra International	374,500	746
Bank Mandiri Persero	1,066,000	397
Telekomunikasi Indonesia, ADR	10,100	481
United Tractors	522,500	477
		2,101
Ireland - 0.5%
Anglo Irish Bank	72,147	1,336

Israel - 1.0%
Bank Hapoalim B.M.	199,992	940
Icl-israel Chem	64,638	527
Teva Pharmaceutical Industries, ADR	33,750	1,418
		2,885
Italy - 5.0%
Alleanza Assicurazioni	97,600	1,233
Ansaldo STS (a)	93,360	1,293
Arnoldo Mondadori Editore	110,200	1,027
Banco Popolare di Verona e Novara (a)	23,640	584
Eni	43,370	1,518
Mediaset	173,327	1,804
Saipem	56,824	2,029
Telecom Italia	928,340	2,003
Unicredito Italiano	330,983	2,808
		14,299
Japan - 12.0%
Daiwa House Industry	29,557	388
Daiwa Securities Group	46,870	497
Fuji Television Network	575	1,164
Kose	60,813	1,690
Mid REIT (a)	140	645
Mitsui-Soko	118,881	649
New City Residence Investment (a)	88	458
NGK Insulators	81,000	2,476
Nippon Commercial Investment (a)	147	639
Nippon Residential	92	501
Nipponkoa Insurance	250,490	2,269
Nitto Denko	34,300	1,799
Nomura Holdings	23,328	443
ORIX	6,320	1,517
Seven & I Holdings	65,482	1,839
Sharp	71,000	1,224
SMC	12,400	1,642
Sugi Pharmacy	33,420	742
Sumitomo Bakelite	166,711	1,189
Sumitomo Mitsui Financial Group	159	1,437
Sumitomo Trust & Banking	180,540	1,524
Suzuki Motor	37,332	1,088
Takeda Pharmaceutical	21,400	1,394
The Joyo Bank	263,804	1,533
Toshiba	134,000	1,257
Toyota Motor	31,000	1,884
West Japan Railway	208	941
Yamada Denki	12,700	1,262
		34,091
Luxembourg - 0.7%
Millicom International Cellular, ADR (a)	25,186	2,022

Malaysia - 0.0%
British American Tobacco Malaysia Berhad	3,300	38

Mexico - 1.3%
Cemex, ADR (a)	24,691	799
Desarrolladora Homex, ADR (a)	13,100	740
Fomento Economico Mexicano, ADR	8,600	318
Grupo Televisa, ADR	19,600	495
Kimberly-Clark de Mexico	67,100	266
Wal Mart de Mexico, ADR	32,334	1,179
		3,797
Netherlands - 3.0%
Corporate Express	88,593	1,199
Heineken	29,240	1,853
ING Group	42,070	1,776
Koninklijke Philips Electronics, ADR	37,054	1,497
Philips Electronics	20,180	816
Unilever NV CVA (a)	40,790	1,233
		8,374
Norway - 1.0%
Renewable Energy (a)	41,831	1,645
Statoil	37,037	1,095
		2,740
Philippines - 0.5%
Philippine Long Distance Telephone, ADR	23,200	1,326

Portugal - 0.3%
Energias de Portugal, ADR	15,610	891

Russia - 1.2%
Evraz Group, ADR (a)	8,300	404
Mobile Telesystems, ADR (a)	17,400	1,113
Oriflame Cosmetics (a)	23,600	1,198
TNK-BP Holdings	192,352	379
Vsmpo-Avisma	1,000	292
		3,386
Singapore - 0.7%
DBS Group Holdings	42,860	641
Keppel	160,000	1,396
		2,037
South Africa - 1.9%
Aquarius Platinum	36,156	1,062
Imperial Holdings (a)	59,575	1,155
Kumba Iron Ore (a)	29,400	780
Murray & Roberts Holdings (a)	36,838	391
Naspers	26,538	659
Sanlam (a)	111,700	354
Steinhoff International Holdings	190,400	602
Truworths International	95,000	480
		5,483
South Korea - 4.5%
AmorePacific (a)	483	346
GS Engineering & Construction	836	124
Hite Brewery	5,553	730
Hyundai Motor	14,530	1,275
Hyundai Motor, GDR	9,933	232
Kangwon Land	31,010	697
Kookmin Bank, ADR (a)	31,530	2,705
Lotte Shopping, GDR (a) (b)	16,500	323
Samsung Electronics (a)	3,410	1,123
Samsung Electronics, GDR (a)	8,962	2,993
Shinhan Financial Group, ADR (a)	12,400	1,684
SK Telecom	200	45
SK Telecom, ADR	5,000	141
Woongjin Coway	12,420	402
		12,820
Spain - 2.0%
Banco Bilbano Vizcaya Argentaria	83,449	2,043
Banco Santander Central Hispano	83,031	1,581
Telefonica	82,104	1,922
		5,546
Sweden - 1.2%
Ericsson	533,030	1,995
Nordea Bank	76,890	1,239
		3,234
Switzerland - 5.5%
ABB	79,004	1,900
Clariant	59,010	915
Holcim	13,001	1,377
Nestle	7,689	2,954
Novartis	41,559	2,242
Roche	11,240	1,991
Syngenta	6,830	1,289
Synthes	9,385	1,094
UBS	33,542	1,857
		15,619
Taiwan - 2.2%
Advantech	121,000	382
Chinatrust Financial Holdings	1,034,000	814
Fubon Financial	698,000	646
Hon Hai Precision Industry	123,000	1,011
Novatek Microelectronics	107,040	493
Taiwan Semiconductor Manufacturing	364,285	715
Taiwan Semiconductor Manufacturing, ADR	118,360	1,202
United Microelectronics, ADR	276,550	893
		6,156
Thailand - 0.6%
Bangkok Bank	181,046	676
Kasikornbank	362,400	913
		1,589
Turkey - 0.9%
Ford Otomotiv Sanayi (a)	27,900	273
Turkcell Iletisim Hizmet, ADR	97,500	1,724
Turkiye Is Bankasi (a)	99,000	531
		2,528
Total Common Stocks
(Cost $240,976)		250,098

Short-Term Investments - 15.2%
Money Market Fund - 14.5%
State Street GA Prime Fund	41,145,233	41,145
U.S. Treasury Obligation - 0.7%

U.S. Treasury Bill	PAR
4.760%, 08/09/2007 (c)	$1,800	1,798
Total Short-Term Investments
(Cost $42,943)		42,943

Total Investments - 103.5%
(Cost $283,919)		293,041
Other Assets and Liabilities, Net - (3.5)%		(9,818)
Total Net Assets - 100.0%		$283,223

+
The fair values of securities are determined on each business day by an independent third party based on factors such as price changes for futures contracts, sector indicies, American Depository Receipts, and currency exchange rates that occur between the close of the local market and the close of the New York Stock Exchange.  The use of daily fair value pricing may cause the net asset value of it's shares to differ significantly from the net asset value that would be determined without fair value pricing.

(a)	Non-income producing security
(b)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  This security has been determined to be liquid under the guidelines established by the fund's board of directors.  As of July 31, 2007, the value of this investment was $323 or 0.1% of total net assets.

(c)	Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of July 31, 2007.
ADR - American Depository Receipt
GDR - Global Depository Receipt

Schedule of Open Futures Contracts

		Number of	Notional
		Contracts	Contract	Settlement	Unrealized
	Description	Purchased	Value	Month	Depreciation

	E-Mini MSCI EAFE Futures	143	$15,800	September 2007	$ (63)
	S&P TSE 60 Futures	111	16,704	September 2007	(227)
$ (290)

At July 31, 2007, sector diversification of the fund was as follows:
	% of
	Net Assets	Value
Foreign Common Stock
Financials	21.7	$61,604
Consumer Discretionary	12.6	35,558
Consumer Staples	10.8	30,468
Information Technology	9.2	25,981
Industrials	7.6	21,526
Materials	7.5	21,310
Telecommunication Services	6.3	17,815
Energy	6.2	17,684
Healthcare	5.0	14,266
Utilities	1.4	3,886
Total Foreign Common Stock	88.3	250,098
Total Short-Term Investments	15.2	42,943
Total Investments	103.5	293,041
Other Assets and Liabilities, Net	(3.5)	(9,818)
Net Assets	100.0%	$283,223

Schedule of Investments July 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Small Cap Growth Opportunities Fund
DESCRIPTION	SHARES	VALUE+

Common Stocks - 97.4%
Consumer Discretionary - 16.6%
Children's Place Retail Stores (a)	109,510	$3,735
Christopher & Banks (b)	159,270	2,377
Citi Trends (a) (b)	115,697	3,806
Conn's (a) (b)	273,362	6,935
Einstein Noah Restaurant Group (a) (b)	307,592	5,182
Iconix Brand Group (a) (b)	195,535	3,868
New York & Company (a) (b)	510,590	4,979
Pinnacle Entertainment (a)	125,653	3,331
Ruth's Chris Steak House (a) (b)	273,255	4,569
Scientific Games, Class A (a) (b)	88,239	3,028
Texas Roadhouse, Class A (a) (b)	397,855	4,722
WMS Industries (a)	131,841	3,440
		49,972
Consumer Staples - 1.2%
Pantry (a) (b)	109,580	3,818

Energy - 5.9%
Arena Resources (a) (b)	56,559	3,072
Dril-Quip (a) (b)	58,641	2,814
Ember Resources (a) (b) (c)	1,500,283	3,445
Oceaneering International (a) (b)	51,383	2,886
Parallel Petroleum (a) (b)	147,565	3,006
Superior Energy Services (a) (b)	61,082	2,463
		17,686
Financials - 6.7%
BioMed Realty Trust - REIT (b)	118,480	2,588
Corporate Office Properties Trust - REIT (b)	96,880	3,651
First Mercury Financial (a)	161,032	3,185
PennantPark Investment (a)	11,948	159
Piper Jaffray Companies (a)	66,373	3,181
Prosperity Bancshares (b)	125,267	3,547
Waddell & Reed Financial, Class A (b)	151,170	3,811
		20,122
Healthcare - 19.7%
American Medical Systems (a) (b)	258,539	4,726
AMN Healthcare Services (a)	118,177	2,537
AngioDynamics (a)	205,306	3,854
ArthroCare (a) (b)	60,175	3,046
BioMarin Pharmaceutical (a) (b)	248,021	4,479
Durect (a) (b)	597,756	2,570
Eurand (a) (b)	282,770	4,055
Human Genome Sciences (a) (b)	331,985	2,576
Illumina (a) (b)	80,751	3,680
Integra LifeSciences (a) (b)	62,051	3,081
Medicis Pharmaceutical, Class A (b)	106,329	3,034
Myriad Genetics (a) (b)	82,357	3,079
NuVasive (a)	79,052	2,267
Pediatrix Medical Group (a)	57,689	3,113
Salix Pharmaceuticals (a) (b)	301,944	3,327
Skilled Healthcare Group (a)	256,103	3,557
TriZetto Group (a) (b)	281,068	4,506
Wright Medical Group (a)	77,562	1,878
		59,365
Industrials - 20.3%
Administaff	121,468	3,972
Advisory Board (a) (b)	57,401	2,956
AMETEK (b)	92,402	3,605
BE Aerospace (a) (b)	80,556	3,267
DRS Technologies (b)	93,180	4,879
Forward Air (b)	121,385	4,136
Genlyte Group (a) (b)	39,759	2,766
Kenexa (a) (b)	116,477	4,168
McGrath Rentcorp	127,290	3,808
Mobile Mini (a) (b)	113,962	3,256
Mueller Water Products, Class B (b)	211,355	2,790
Navigant Consulting (a) (b)	206,417	3,251
NCI Building Systems (a) (b)	64,083	3,099
PGT (a) (b)	357,235	3,676
RBC Bearings (a)	121,075	4,626
Resources Connection (a) (b)	98,781	3,207
WESCO International (a)	67,726	3,627
		61,089
Information Technology (d) - 27.0%
ATMI (a) (b)	114,207	3,310
Cirrus Logic (a)	564,880	4,112
Commvault Systems (a) (b)	212,618	3,610
Emulex (a)	322,952	6,394
FormFactor (a) (b)	112,630	4,324
Forrester Research (a)	169,076	4,196
Harmonic (a)	359,731	3,191
Ixia (a) (b)	602,057	5,635
Lawson Software (a) (b)	447,078	4,261
Marchex (b)	244,101	3,291
Micrel (b)	494,612	5,119
Microsemi (a) (b)	210,271	4,901
Orbotech (a)	195,601	4,215
Perficient (a) (b)	151,847	3,002
PMC-Sierra (a) (b)	582,890	4,442
Polycom (a) (b)	172,713	5,349
Quest Software (a) (b)	363,463	5,379
Semtech (a)	221,208	3,595
Sirenza Microdevices (a) (b)	267,390	3,038
Tridium, Class B, Escrow Shares (a) (c) (e)	278,500	23
VideoPropulsion (a) (c) (e)	784,710	—
		81,387
Total Common Stocks
(Cost $290,934)		293,439

Warrants - 0.0%
Hollis-Eden Pharmaceuticals, Warrants (c) (e)	70,545	—
Kuhlman Company, Warrants (c) (e)	281,680	—
Total Warrants
(Cost $434)		—

Short-Term Investment - 3.2%
First American Prime Obligations Fund, Class Z (f)
(Cost $9,526)	9,526,261	9,526

Investment Purchased with Proceeds from Securities Lending - 47.8%
Mount Vernon Securities Lending Prime Portfolio (g)
(Cost $144,082)	144,082	144,082

Total Investments -148.4%
(Cost $444,976)		447,047
Other Assets and Liabilities, Net - (48.4)%		(145,717)
Total Net Assets - 100.0%		$301,330

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s
	board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists,
	are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation
	system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures
	established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at
	their amortized cost, which approximates market value. As of July 31, 2007 the fund held fair valued securities disclosed in footnote (e).

(a)	Non-income producing security.
(b)	This security or a portion of this security is out on loan at July 31, 2007. Total loaned securities had a market value of $135,876 at July 31, 2007.
(c)
Illiquid or restricted security - A security may be considered illiquid if it lacks a readily available market.   As of July 31, 2007 the value of these investments was $3,468 or 1.2% of total net assets.  Information concerning the illiquid securities is as follows:

			Dates
	Security	Shares	Acquired	Cost Basis
	Ember Resources	1,500,283	1/06 - 3/07	$8,287
	Hollis-Eden Pharmaceuticals, Warrants	70,545	2/06	161
	Kuhlman Company, Warrants	281,680	1/06	273
	Tridium, Class B, Escrow Shares	278,500	1/06	—
	Video Propulsion	784,710	12/99	—

(d)	The fund is significantly invested in this sector and therefore is subject to additional risks.
(e)	Security is fair valued. As of July 31, 2007, the fair value of these investments was $23 or 0.0% of total net assets.
(f)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(g)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund receives collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

	REIT - Real Estate Investment Trust

Schedule of Investments July 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Small Cap Select Fund
DESCRIPTION	SHARES	VALUE+

Common Stocks - 98.4%
Consumer Discretionary - 17.1%
1-800-Flowers.com, Class A (a)	644,352	$5,999
Aftermarket Technology (a)	317,070	9,623
Cato, Class A (b)	241,127	4,986
Children's Place Retail Stores (a) (b)	246,651	8,413
Christopher & Banks (b)	478,409	7,138
Coinstar (a) (b)	331,182	10,273
Conn's (a) (b)	379,352	9,624
Cosi (a) (b) (c)	2,627,655	11,746
Crocs (a) (b)	115,756	6,867
GSI Commerce (a) (b)	196,149	4,366
Hibbett Sports (a) (b)	453,443	11,622
Interface, Class A (b)	694,102	12,792
Journal Communications, Class A	981,300	10,392
McCormick & Schmick's Seafood Restaurants (a) (b)	220,852	5,384
Nautilus (b)	560,669	5,517
NutriSystem (a) (b)	121,810	6,787
P.F. Chang's China Bistro (a) (b)	366,446	11,997
Scientific Games, Class A (a) (b)	435,981	14,959
Texas Roadhouse, Class A (a) (b)	734,159	8,715
WMS Industries (a)	627,670	16,376
		183,576
Consumer Staples - 3.6%
Central Garden & Pet, Class A (a) (b)	469,133	5,742
Central Garden & Pet (a) (b)	234,566	2,951
Hain Celestial Group (a) (b)	591,562	16,025
Jones Soda (a) (b)	242,910	3,406
Reliv International (b)	338,837	3,771
USANA Health Sciences (a) (b)	183,898	7,422
		39,317
Energy - 7.0%
Arena Resources (a) (b)	152,511	8,283
Atwood Oceanics (a) (b)	63,616	4,364
Brigham Exploration (a)	1,062,711	5,154
Comstock Resources (a) (b)	517,268	13,894
Edge Petroleum (a) (b)	875,457	10,865
Helix Energy Solutions Group (a) (b)	559,803	21,804
Patterson-UTI Energy (b)	321,936	7,372
St. Mary Land & Exploration (b)	120,436	4,009
		75,745
Financials - 15.9%
Affiliated Managers Group (a) (b)	98,129	11,089
Alabama National BanCorporation (b)	112,905	6,026
BioMed Realty Trust - REIT (b)	437,717	9,560
Columbia Banking System (b)	214,547	5,449
Cullen/Frost Bankers (b)	350,330	17,401
Digital Realty Trust - REIT (b)	203,327	6,740
Dime Community Bancshares (b)	539,321	6,035
East West Bancorp (b)	483,291	17,717
First Potomac Realty Trust - REIT (b)	427,588	8,376
Independent Bank (b)	197,183	5,342
Kite Realty Group Trust - REIT (b)	358,822	5,727
Knight Capital Group, Class A (a) (b)	744,976	10,534
LaSalle Hotel Properties - REIT (b)	205,568	8,229
Nara Bancorp (b)	402,395	5,939
National Financial Partners (b)	120,281	5,576
Newcastle Investment - REIT (b)	304,142	5,478
NorthStar Realty Finance - REIT (b)	240,274	2,424
Platinum Underwriters Holdings	494,270	16,410
South Financial Group (b)	447,197	9,641
Thomas Weisel Partners Group (a) (b)	159,427	2,216
Umpqua Holdings (b)	270,905	5,153
		171,062
Healthcare - 14.2%
Abaxis (a) (b)	159,956	2,911
Albany Molecular Research (a)	207,857	3,058
AngioDynamics (a)	745,839	13,999
Dexcom (a) (b)	695,045	5,581
DJO (a) (b)	172,518	8,191
Exelixis (a) (b)	577,957	5,600
Healthways (a) (b)	49,561	2,166
ICU Medical (a) (b)	329,046	10,938
ImmunoGen (a)	749,671	3,576
K-V Pharmaceutical, Class A (a) (b)	637,680	17,434
LCA-Vision (b)	182,688	6,487
Magellan Health Services (a) (b)	268,925	11,247
Medarex (a) (b)	386,566	5,474
Merge Technologies (a) (b)	27,886	152
Pediatrix Medical Group (a) (b)	295,200	15,929
Salix Pharmaceuticals (a) (b)	716,884	7,900
Senomyx (a) (b)	602,551	6,682
SonoSite (a) (b)	650,437	18,407
SurModics (a) (b)	149,157	6,842
		152,574
Industrials - 14.6%
AMETEK (b)	434,184	16,942
BE Aerospace (a) (b)	259,169	10,512
Columbus McKinnon (a) (b)	294,753	7,560
ESCO Technologies (a) (b)	316,102	11,465
Forward Air (b)	507,073	17,276
Genlyte Group (a) (b)	110,588	7,694
Knoll (b)	565,728	11,207
Lennox International	200,280	7,671
NCI Building Systems (a) (b)	287,840	13,920
Power-One (a) (b)	1,465,447	5,803
Regal-Beloit (b)	331,940	16,836
Timken (b)	500,875	16,729
WESCO International (a) (b)	247,912	13,276
		156,891
Information Technology - 21.1%
ACI Worldwide (a) (b)	451,300	13,778
ADC Telecommunications (a) (b)	936,743	17,508
Advanced Analogic Technologies (a) (b)	1,293,815	11,489
Benchmark Electronics (a)	196,018	4,352
Cognex (b)	338,030	7,109
Digital River (a) (b)	221,670	9,977
Emulex (a) (b)	1,003,542	19,870
F5 Networks (a) (b)	175,308	15,197
Harris Stratex Networks, Class A (a) (b)	622,326	10,592
Hittite Microwave (a) (b)	82,455	3,316
Ixia (a)	623,828	5,839
Orbotech (a)	215,639	4,647
Photronics (a) (b)	962,647	13,496
Plexus (a)	648,440	15,725
PMC-Sierra (a) (b)	1,526,471	11,632
Progress Software (a)	441,080	13,343
Rudolph Technologies (a)	362,526	5,673
Silicon Laboratories (a) (b)	427,171	14,878
Synaptics (a) (b)	240,851	8,459
Tessera Technologies (a) (b)	269,978	11,104
TIBCO Software (a) (b)	648,933	5,276
Visual Sciences (a) (b)	245,771	4,181
		227,441
Materials - 3.9%
Albemarle	55,012	2,213
Century Aluminum (a) (b)	203,551	10,491
Schnitzer Steel Industries, Class A (b)	159,746	8,657
Terra Industries (a) (b)	408,428	10,019
Texas Industries (b)	131,881	10,393
		41,773

Telecommunication Services - 0.6%
General Communication, Class A (a)	536,366	6,174

Utilities - 0.4%
NSTAR (b)	134,009	4,215
Total Common Stocks
(Cost $1,036,739)		1,058,768

Investment Company - 0.7%
iShares Nasdaq Biotechnology Index Fund (b)
(Cost $8,057)	99,750	7,606

Short-Term Investment - 1.8%
First American Prime Obligations Fund, Class Z (d)
(Cost $18,868)	18,867,510	18,868

Investment Purchased with Proceeds from Securities Lending - 48.9%
Mount Vernon Securities Lending Prime Portfolio (e)
(Cost $526,359)	526,359,278	526,359

Total Investments -149.8%
(Cost $1,590,023)		1,611,601
Other Assets and Liabilities, Net - (49.8)%		(535,709)
Total Net Assets - 100.0%		$1,075,892

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2007, the fund held no fair valued securities.

(a)	Non-income producing security.
(b)	This security or a portion of this security is out on loan at July 31, 2007. Total loaned securities had a market value of $494,702 at July 31, 2007.
(c)
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings of that company represent 5% or more of the outstanding voting securities of the company. Transactions with companies that are or were affiliates during the nine-month period ended July 31, 2007 are as follows:

		Beginning	Purchase	Sales	Ending	Dividend
	Issuer	Cost	Cost	Cost	Cost	Income	Value
	Cosi	$6,496	$7,040	$276	$13,260	$-	$11,746

(d)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(e)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

REIT - Real Estate Investment Trust

Schedule of Investments July 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Small Cap Value Fund
DESCRIPTION	SHARES	VALUE +

Common Stocks - 99.1%
Consumer Discretionary - 14.3%
Aaron Rents (a)	208,429	$4,819
Ameristar Casinos (a)	86,837	2,751
Belo, Class A (a)	231,446	4,143
CBRL Group (a)	104,726	4,025
Charming Shoppes (a) (b)	282,949	2,796
Domino's Pizza (a)	171,046	3,276
Ethan Allen Interiors (a)	122,862	4,197
Fred's	79,474	943
Group 1 Automotive (a)	118,183	4,434
Interface, Class A	168,799	3,111
Jos. A. Bank Clothiers (a) (b)	125,202	4,319
Men's Wearhouse (a)	73,425	3,627
Nautilus (a)	251,220	2,472
Skechers U.S.A., Class A (a) (b)	141,561	2,943
Wolverine World Wide (a)	190,064	5,143
		52,999
Consumer Staples - 3.9%
Elizabeth Arden (b)	225,321	4,853
Nu Skin Enterprises, Class A	203,110	3,152
Pantry (b)	88,528	3,084
Ralcorp Holdings (b)	64,329	3,343
		14,432
Energy - 4.9%
Brigham Exploration (b)	503,537	2,442
Cimarex Energy (a)	126,318	4,781
Global Industries (b)	73,425	1,902
Penn Virginia	92,750	3,590
Swift Energy (a) (b)	123,937	5,297
		18,012
Financials (c) - 27.2%
Alabama National BanCorporation (a)	83,585	4,461
American Equity Investment Life Holding (a)	510,572	5,795
Apollo Investment (a)	91,981	1,940
BioMed Realty Trust - REIT (a)	155,464	3,395
Capitol Bancorp (a)	105,580	2,371
Cathay General Bancorp (a)	135,647	4,152
City Bank (a)	39,921	973
Cowen Group (b)	117,378	1,686
Delphi Financial Group, Class A (a)	111,317	4,472
First Midwest Bancorp (a)	118,852	3,909
First Potomac Realty Trust - REIT (a)	173,236	3,394
FPIC Insurance Group (b)	116,661	4,058
Frontier Financial (a)	175,884	3,767
Independent Bank (a)	129,132	3,498
Knight Capital Group, Class A (a) (b)	195,558	2,765
LaSalle Hotel Properties - REIT (a)	78,902	3,159
Mercantile Bank (a)	130,920	2,689
Mid-America Apartment Communities - REIT (a)	92,528	4,176
National Retail Properties - REIT (a)	180,375	3,907
Newcastle Investment - REIT (a)	191,562	3,450
PFF Bancorp	152,849	2,556
Piper Jaffray Companies (b)	77,064	3,693
Provident Bankshares (a)	167,121	4,796
PS Business Parks - REIT	58,661	2,998
Redwood Trust - REIT (a)	94,540	2,723
Selective Insurance Group (a)	207,865	4,265
Sterling Bancshares (a)	413,313	4,303
Triad Guaranty (a) (b)	66,423	1,831
Waddell & Reed Financial, Class A (a)	209,958	5,293
		100,475
Healthcare - 7.8%
AMERIGROUP (b)	117,450	3,251
Pediatrix Medical Group (b)	55,650	3,003
Perrigo (a)	169,289	3,157
Res-Care (b)	195,595	3,800
Sciele Pharma (a) (b)	257,983	5,983
STERIS (a)	144,192	3,944
Varian (a) (b)	46,493	2,796
Vital Signs	55,420	2,882
		28,816
Industrials - 15.0%
AMETEK (a)	133,637	5,215
Brady, Class A (a)	101,350	3,546
CRA International (b)	44,332	2,114
Crane	105,351	4,831
Esterline Technologies (b)	79,895	3,698
Forward Air (a)	67,620	2,304
Kforce (a) (b)	160,037	2,319
Moog, Class A (a) (b)	70,551	3,021
NCI Building Systems (a) (b)	101,426	4,905
Nordson (a)	88,591	4,054
Regal-Beloit (a)	122,518	6,214
SkyWest (a)	81,236	1,812
Trinity Industries (a)	74,145	2,835
URS (b)	100,240	4,938
WESCO International (a) (b)	67,220	3,600
		55,406
Information Technology - 13.9%
AMIS Holdings (b)	446,506	4,604
Andrew (b)	230,556	3,242
CACI International, Class A (b)	21,537	957
Emulex (b)	302,959	5,999
Hutchinson Technology (a) (b)	145,363	2,916
Ixia (b)	327,022	3,061
Komag (b)	65,426	2,094
Micrel	226,546	2,345
Palm (a) (b)	115,366	1,721
Pericom Semiconductor (b)	208,770	2,230
Photronics (b)	169,826	2,381
Plantronics	93,208	2,612
Progress Software (b)	173,595	5,251
Rudolph Technologies (a) (b)	171,846	2,689
Silicon Image (a) (b)	305,781	2,085
TIBCO Software (a) (b)	432,691	3,518
United Online (a)	268,515	3,791
		51,496
Materials - 7.4%
Albemarle	75,831	3,051
AptarGroup	104,654	3,809
Arch Chemicals	109,832	3,886
Commercial Metals	127,840	3,943
Innophos Holdings (a)	128,729	1,500
Metal Management	88,225	3,706
Terra Industries (a) (b)	145,240	3,563
Texas Industries (a)	51,478	4,057
		27,515
Utilities - 4.7%
Black Hills (a)	79,202	2,954
El Paso Electric (b)	203,650	4,739
Northwest Natural Gas (a)	56,625	2,359
PNM Resources (a)	137,152	3,543
Westar Energy (a)	169,288	3,897
		17,492
Total Common Stocks
(Cost $365,322)		366,643

Short-Term Investment - 0.6%
First American Prime Obligations Fund, Class Z (d)
(Cost $2,366)	2,366,438	2,366

Investment Purchased with Proceeds from Securities Lending - 44.7%
Mount Vernon Securities Lending Prime Portfolio (e)
(Cost $165,119)	165,119,124	165,119

Total Investments - 144.4%
(Cost $532,807)		534,128
Other Assets and Liabilities, Net - (44.4)%		(164,151)
Total Net Assets - 100.0%		$369,977

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2007, the fund held no fair valued securities.
(a)	This security or a portion of this security is out on loan at July 31, 2007. Total loaned securities had a market value of $156,417 at July 31, 2007.
(b)	Non-income producing security.
(c)	The fund is significantly invested in this sector and therefore is subject to additional risks.
(d)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(e)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

REIT - Real Estate Investment Trust

Schedule of Investments July 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Small-Mid Cap Core Fund
DESCRIPTION	SHARES	VALUE +

Common Stocks - 100.5%
Consumer Discretionary - 11.1%
BorgWarner	12,549	$1,085
Jos. A. Bank Clothiers (a) (b)	29,309	1,011
Men's Wearhouse (a)	40,981	2,025
Newell Rubbermaid	68,024	1,799
NutriSystem (a) (b)	38,754	2,159
R.H. Donnelley (b)	28,646	1,791
Stanley Works	22,193	1,228
WMS Industries (b)	66,981	1,748
		12,846
Consumer Staples - 2.1%
Corn Products International	55,245	2,465

Energy - 7.5%
Cameron International (a) (b)	34,095	2,659
Cimarex Energy (a)	60,260	2,281
Helix Energy Solutions Group (a) (b)	35,199	1,371
Patterson-UTI Energy (a)	63,007	1,443
St. Mary Land & Exploration (a)	28,021	933
		8,687
Financials - 11.8%
Affiliated Managers Group (a) (b)	20,421	2,308
Ambac Financial Group (a)	16,134	1,083
Camden Property Trust - REIT	15,459	850
City National (a)	30,996	2,194
Everest Re Group	16,856	1,656
Knight Capital Group, Class A (a) (b)	110,661	1,565
LaSalle Hotel Properties - REIT (a)	29,848	1,195
PMI Group	31,650	1,078
W.R. Berkley	59,646	1,755
		13,684
Healthcare - 15.5%
ArthroCare (a) (b)	46,726	2,365
BioMarin Pharmaceutical (a) (b)	82,465	1,489
Community Health Systems (b)	44,670	1,738
DENTSPLY International	60,686	2,215
Intuitive Surgical (a) (b)	13,310	2,830
King Pharmaceuticals (a) (b)	55,341	941
LCA-Vision (a)	42,829	1,521
Pediatrix Medical Group (b)	32,544	1,756
Sciele Pharma (a) (b)	95,656	2,218
TriZetto Group (b)	49,383	792
		17,865
Industrials - 19.6%
AMETEK (a)	66,644	2,600
Con-way	35,002	1,729
Crane	28,108	1,289
Dun & Bradstreet	23,821	2,329
ESCO Technologies (a) (b)	32,662	1,185
Forward Air (a)	41,992	1,431
Joy Global (a)	28,540	1,412
L-3 Communications Holdings	12,944	1,263
Landstar System	31,424	1,429
Lennox International	30,839	1,181
Monster Worldwide (b)	33,000	1,283
Regal-Beloit	22,823	1,158
Republic Services	102,539	3,276
WESCO International (a) (b)	19,070	1,021
		22,586
Information Technology - 20.1%
Amphenol, Class A	77,817	2,666
Digital River (a) (b)	52,224	2,351
Emulex (b)	148,492	2,940
F5 Networks (a) (b)	32,905	2,853
Fairchild Semiconductor International (a) (b)	147,945	2,700
Harris (a)	35,442	1,945
Intersil, Class A	42,764	1,251
Plexus (b)	84,613	2,052
TIBCO Software (a) (b)	249,844	2,031
Trident Microsystems (a) (b)	94,112	1,431
ValueClick (a) (b)	45,812	979
		23,199
Materials - 9.6%
Albemarle	48,072	1,934
AptarGroup	28,080	1,022
Owens-Illinois (b)	90,727	3,627
Smurfit-Stone Container (b)	80,853	953
Steel Dynamics (a)	27,066	1,135
Terra Industries (a) (b)	96,036	2,356
		11,027
Utilities - 3.2%
PNM Resources (a)	31,221	806
TECO Energy (a)	112,404	1,814
Westar Energy (a)	47,900	1,103
		3,723
Total Common Stocks
(Cost $112,082)		116,082

Short-Term Investment - 0.2%
First American Prime Obligations Fund, Class Z (c)
(Cost $264)	264,362	264

Investment Purchased with Proceeds from Securities Lending - 42.4%
Mount Vernon Securities Lending Prime Portfolio (d)
(Cost $49,021)	49,021,426	49,021

Total Investments -143.1%
(Cost $161,367)		165,367
Other Assets and Liabilities, Net - (43.1)%		(49,818)
Total Net Assets - 100.0%		$115,549

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2007, the fund held no fair valued securities.
(a)	This security or a portion of this security is out on loan at July 31, 2007. Total loaned securities had a market value of $46,426 at July 31, 2007.
(b)	Non-income producing security.
(c)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(d)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

REIT - Real Estate Investment Trust

Schedule of Investments July 31, 2007 (unaudited), all dollars rounded to thousands (000)

Mid Cap Growth Opportunities Fund

DESCRIPTION	SHARES	VALUE+

Common Stocks - 97.4%
Consumer Discretionary - 14.6%
Abercrombie & Fitch, Class A (a)	448,726	$31,366
Chipotle Mexican Grill, Class A (a) (b)	185,410	16,379
Chipotle Mexican Grill, Class B (a) (b)	71,996	5,848
Coach (b)	527,448	23,978
Dick's Sporting Goods (a) (b)	403,078	22,665
LKQ (a) (b)	260,244	7,399
Newell Rubbermaid	764,526	20,222
Nordstrom (a)	598,934	28,497
NutriSystem (a) (b)	146,709	8,175
Omnicom Group (a)	500,156	25,943
Polo Ralph Lauren (a)	255,714	22,848
Scientific Games, Class A (a) (b)	882,237	30,269
Texas Roadhouse, Class A (a) (b)	934,239	11,089
WMS Industries (a) (b)	466,114	12,161
		266,839
Consumer Staples - 0.8%
Bare Escentuals (a) (b)	517,010	14,585

Energy - 9.4%
Cameron International (a) (b)	392,368	30,605
Chesapeake Energy (a)	284,392	9,681
Dril-Quip (a) (b)	289,242	13,881
Hess	256,609	15,704
Smith International (a)	443,304	27,223
Weatherford International (a) (b)	427,410	23,649
Williams	710,564	22,916
XTO Energy	501,328	27,337
		170,996
Financials - 6.8%
Affiliated Managers Group (a) (b)	130,017	14,692
AllianceBernstein Holding	215,697	18,101
Ambac Financial Group (a)	302,425	20,308
BlackRock (a)	130,923	20,882
ICICI Bank - ADR (a)	302,108	13,389
PMI Group (a)	623,527	21,244
W.R. Berkley (a)	514,308	15,131
		123,747
Healthcare - 17.4%
Applied Biosystems Group - Applera (a)	760,383	23,739
Celgene (a) (b)	479,559	29,042
Coventry Health Care (b)	495,068	27,630
DENTSPLY International (a)	620,014	22,624
Healthways (a) (b)	591,675	25,856
Henry Schein (a) (b)	443,208	24,084
Humana (b)	313,372	20,084
Intuitive Surgical (a) (b)	132,573	28,186
Kyphon (a) (b)	184,966	12,138
Magellan Health Services (b)	295,674	12,365
Medco Health Solutions (a) (b)	301,185	24,477
Pediatrix Medical Group (a) (b)	206,487	11,142
Thermo Fisher Scientific (a) (b)	1,060,613	55,375
		316,742
Industrials - 17.5%
American Reprographics (a) (b)	487,489	12,148
C.H. Robinson Worldwide (a)	306,663	14,919
Cooper Industries, Class A	368,313	19,491
Cummins	117,182	13,910
Dun & Bradstreet (a)	232,322	22,712
L-3 Communications Holdings	215,240	20,999
Landstar System	441,687	20,079
Monster Worldwide (a) (b)	392,071	15,248
MSC Industrial Direct, Class A (a)	537,068	27,009
Precision Castparts (a)	424,146	58,133
Republic Services	1,017,022	32,494
Rockwell Collins (a)	538,366	36,986
Roper Industries (a)	410,859	24,643
		318,771
Information Technology - 20.3%
Amphenol, Class A (a)	683,604	23,420
Autodesk (b)	975,839	41,346
Cognizant Technology Solutions, Class A (b)	359,544	25,298
Cognos (a) (b)	417,394	16,746
F5 Networks (a) (b)	345,923	29,988
Fairchild Semiconductor International (a) (b)	1,143,109	20,862
Intersil, Class A	846,519	24,761
Intuit (a) (b)	1,035,618	29,660
Juniper Networks (a) (b)	739,369	22,151
Lam Research (a) (b)	348,667	20,167
Macrovision (a) (b)	372,107	8,849
Maxim Integrated Products (a)	1,204,423	38,180
MEMC Electronic Materials (b)	271,509	16,649
Network Appliance (b)	247,594	7,017
NVIDIA (a) (b)	778,098	35,606
Trident Microsystems (a) (b)	541,967	8,243
		368,943
Materials - 4.4%
Ecolab	467,598	19,691
Freeport-McMoRan Copper & Gold, Class B (a)	263,581	24,771
Owens-Illinois (b)	906,878	36,257
		80,719
Telecommunication Services - 6.2%
American Tower, Class A (b)	1,315,745	54,814
NeuStar, Class A (a) (b)	615,185	17,742
NII Holdings, Class B (a) (b)	474,088	39,833
		112,389
Total Common Stocks
(Cost $1,423,451)		1,773,731

Short-Term Investment - 3.7%
First American Prime Obligations Fund, Class Z (c)
(Cost $68,134)	68,134,066	68,134
Investment Purchased with Proceeds from Securities Lending - 35.7%
Mount Vernon Securities Lending Prime Portfolio (d)
(Cost $650,415)	650,414,802	650,415
Total Investments - 136.8%
(Cost $2,142,000)		2,492,280
Other Assets and Liabilities, Net - (36.8)%		(670,775)
Total Net Assets - 100.0%		$1,821,505

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2007, the fund held no fair valued securities.
(a)	This security or a portion of this security is out on loan at July 31, 2007. Total loaned securities had a market value of $619,927 at
July 31, 2007.
(b)	Non-income producing security.
(c)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(d)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

ADR - American Depoitory Receipt

Schedule of Investments July 31, 2007 (unaudited), all dollars rounded to thousands (000)

Mid Cap Value Fund

DESCRIPTION	SHARES	VALUE+
Common Stocks - 96.6%
Consumer Discretionary - 13.3%
BorgWarner (a)	68,887	$5,955
Centex (a)	165,594	6,178
Ford Motor (a)	1,409,275	11,993
Fortune Brands (a)	138,687	11,275
Gannett (a)	251,447	12,547
Gap	825,537	14,199
Newell Rubbermaid	489,755	12,954
R.H. Donnelley (a) (b)	261,863	16,374
Sherwin-Williams	203,294	14,168
Stanley Works (a)	195,858	10,837
Talbots (a)	82,161	1,889
WMS Industries (b)	420,214	10,964
Yum! Brands	432,660	13,863
		143,196
Consumer Staples - 8.4%
ConAgra Foods	704,133	17,850
Corn Products International	384,698	17,165
Pantry (a) (b)	19,543	673
Pepsi Bottling	477,002	15,961
Pilgrim's Pride (a)	261,515	8,808
Supervalu (a)	546,059	22,754
Tyson Foods, Class A	318,358	6,781
		89,992
Energy - 7.1%
GlobalSantaFe	270,705	19,412
Hess	174,063	10,653
National-Oilwell Varco (b)	99,585	11,961
Noble Energy	225,715	13,800
Peabody Energy (a)	233,548	9,870
Sunoco (a)	161,287	10,761
		76,457
Financials - 20.9%
AllianceBernstein Holding	37,572	3,153
Ambac Financial Group (a)	254,894	17,116
AON	215,842	8,642
Boston Properties - REIT (a)	104,430	9,868
Brookfield Properties (a)	179,650	4,060
Camden Property Trust - REIT (a)	114,990	6,320
CIT Group	338,619	13,944
City National (a)	172,011	12,177
Developers Diversified Realty - REIT (a)	125,111	6,005
Everest Re Group	167,261	16,434
Invesco - ADR	478,694	12,058
KeyCorp (a)	417,407	14,480
Lazard, Class A (a)	179,722	6,655
Marshall & Ilsley (a)	419,262	17,278
Northern Trust	237,437	14,830
PMI Group (a)	284,442	9,691
Prologis - REIT (a)	146,873	8,357
StanCorp Financial Group	235,301	11,050
TD Ameritrade (a) (b)	538,792	9,133
W.R. Berkley	649,092	19,096
Weingarten Realty Investors - REIT (a)	106,426	3,896
		224,243
Healthcare - 2.5%
AmerisourceBergen	106,526	5,018
CIGNA	113,424	5,857
Community Health Systems (a) (b)	223,485	8,694
King Pharmaceuticals (a) (b)	419,063	7,128
		26,697
Industrials - 12.4%
AerCap Holdings (b)	337,802	8,770
AirTran Holdings (a) (b)	1,122,946	11,050
American Standard	305,094	16,490
Con-way	279,047	13,782
Crane (a)	370,827	17,006
Eaton	71,050	6,905
Ingersoll-Rand, Class A	266,815	13,426
Joy Global (a)	203,024	10,048
Republic Services	656,905	20,988
Werner Enterprises (a)	737,001	14,327
		132,792
Information Technology - 10.0%
Amphenol, Class A (a)	478,889	16,407
Electronic Data Systems	685,763	18,509
Fairchild Semiconductor International, Class A (a) (b)	851,172	15,534
Harris (a)	345,412	18,956
Intuit (b)	394,133	11,288
Maxim Integrated Products	501,770	15,906
Sybase (a) (b)	253,045	6,002
Xerox (b)	309,918	5,411
		108,013
Materials - 12.1%
Airgas	467,275	21,822
Freeport-McMoRan Copper & Gold, Class B	224,652	21,113
Owens-Illinois (b)	991,629	39,645
PPG Industries (a)	129,517	9,878
Rohm & Haas (a)	399,783	22,596
Smurfit-Stone Container (b)	1,298,267	15,306
		130,360
Telecommunication Services - 1.6%
Qwest Communications International (a) (b)	642,459	5,480
Time Warner Telecom, Class A (a) (b)	624,707	12,213
		17,693
Utilities - 8.3%
Constellation Energy	132,839	11,132
Edison International	332,603	17,591
PG&E	376,732	16,128
PPL (a)	354,021	16,689
Sempra Energy (a)	329,909	17,393
TECO Energy (a)	612,418	9,884
		88,817
Total Common Stocks
(Cost $920,904)		1,038,260

Short Term Investment - 2.8%
First American Prime Obligations Fund, Class Z (c)
(Cost $30,662)	30,661,750	30,662
Investment Purchased with Proceeds from Securities Lending - 23.6%
Mount Vernon Securities Lending Prime Portfolio (d)
		253,376
Total Investments - 123.0%
(Cost $1,204,942)		1,322,298
Other Assets and Liabilities, Net - (23.0)%		(247,080)
Total Net Assets - 100.0%		$1,075,218

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2007, the fund held no fair valued securities.
(a)	This security or a portion of this security is out on loan at July 31, 2007. Total loaned securities had a market value of $239,834 at
July 31, 2007.
(b)	Non-income producing security.
(c)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(d)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund receives collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

ADR - American Depository Receipt
REIT - Real Estate Investment Trust

Schedule of Investments July 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Large Cap Growth Opportunities Fund

DESCRIPTION	SHARES	VALUE+

Common Stocks - 97.4%
Consumer Discretionary - 8.5%
Kohl's (a) (b)	112,964	$6,868
Lowe's (a)	354,507	9,930
McGraw-Hill (a)	166,315	10,062
Nordstrom (a)	270,341	12,863
Omnicom Group (a)	200,685	10,409
Target (a)	278,108	16,845
		66,977
Consumer Staples - 7.7%
Costco Wholesale (a)	141,951	8,489
CVS (a)	366,954	12,913
PepsiCo	220,469	14,467
Procter & Gamble	178,388	11,035
Walgreen	317,001	14,005
		60,909
Energy - 8.5%
Cameron International (a) (b)	77,079	6,012
Exxon Mobil	168,272	14,325
Schlumberger (a)	197,677	18,724
Transocean (a) (b)	91,175	9,797
Weatherford International (b)	147,593	8,166
XTO Energy	185,123	10,095
		67,119
Financials - 8.1%
Ambac Financial Group (a)	92,803	6,232
American Express	169,501	9,923
Charles Schwab	508,817	10,242
Discover Financial Services (b)	52,301	1,206
Goldman Sachs Group (a)	107,403	20,228
Morgan Stanley (a)	104,603	6,681
PMI Group (a)	60,168	2,050
UBS AG	128,646	7,085
		63,647
Healthcare - 13.8%
Abbott Laboratories	269,954	13,684
Alcon (a)	46,776	6,385
Baxter International	178,883	9,409
Celgene (a) (b)	112,649	6,822
Gilead Sciences (b)	171,778	6,395
Intuitive Surgical (a) (b)	28,471	6,053
McKesson	155,783	8,998
Medco Health Solutions (b)	149,462	12,147
Thermo Fisher Scientific (a) (b)	259,861	13,568
UnitedHealth Group	293,472	14,213
Wellpoint (b)	144,649	10,866
		108,540
Industrials - 17.2%
Boeing	186,101	19,248
C.H. Robinson Worldwide (a)	136,653	6,648
Caterpillar (a)	183,740	14,479
Cooper Industries, Class A	164,017	8,680
Cummins	49,588	5,886
Danaher (a)	113,879	8,504
Dun & Bradstreet	69,896	6,833
Fastenal (a)	198,493	8,946
FedEx	95,681	10,596
Precision Castparts (a)	88,311	12,104
Republic Services (a)	242,338	7,743
Rockwell Collins (a)	147,780	10,153
United Technologies	219,557	16,021
		135,841
Information Technology (c) - 28.8%
Amphenol, Class A (a)	250,622	8,586
Apple Computer (a) (b)	142,403	18,763
Autodesk (b)	297,593	12,609
Cisco Systems (b)	985,762	28,498
Cognizant Technology Solutions, Class A (b)	95,153	7,705
Corning (a) (b)	484,325	11,546
Google, Class A (b)	24,535	12,513
Hewlett-Packard	406,212	18,698
IBM (a)	92,316	10,215
Intel	746,134	17,624
Maxim Integrated Products	180,566	5,724
Microsoft	762,124	22,094
NVIDIA (a) (b)	135,621	6,206
Oracle (b)	771,154	14,744
QUALCOMM	290,411	12,096
Research In Motion (b)	41,905	8,968
Texas Instruments (a)	315,734	11,111
		227,700
Materials - 2.6%
Companhia Vale do Rio Doce, ADR (a)	134,117	6,573
Ecolab	210,606	8,868
Rio Tinto PLC, ADR (a)	17,445	5,044
		20,485
Telecommunication Services - 2.2%
America Movil, Series L, ADR (a)	125,620	7,522
American Tower, Class A (b)	244,357	10,180
		17,702
Total Common Stocks
(Cost $640,949)		768,920

Short-Term Investment - 4.5%
First American Prime Obligations Fund, Class Z (d)
(Cost $35,101)	35,101,211	35,101

Investment Purchased with Proceeds from Securities Lending - 29.6%
Mount Vernon Securities Lending Prime Portfolio (e)
(Cost $233,663)	233,663,165	233,663

Total Investments - 131.5%
(Cost $909,717)		1,037,684
Other Assets and Liabilities, Net - (31.5)%		(248,526)
Total Net Assets - 100.0%		$789,158

+
Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2007,  the fund held no fair valued securities.

(a)	This security or a portion of this security is out on loan at July 31, 2007. Total loaned securities had a market value of $224,620 at July 31, 2007.
(b)	Non-income producing security.
(c)	The fund is significantly invested in this sector and therefore is subject to additional risks.
(d)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(e)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund receives collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

ADR - American Depository Receipt

Schedule of Investments July 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Large Cap Select Fund

DESCRIPTION	SHARES	VALUE+

Common Stocks - 97.2%
Consumer Discretionary - 7.2%
Comcast, Class A (a) (b)	273,046	$7,173
DIRECTV Group (b)	248,033	5,559
J.C. Penney (a)	100,459	6,835
Omnicom Group (a)	138,450	7,181
Target (a)	93,547	5,666
		32,414
Consumer Staples - 5.8%
Altria Group	160,611	10,676
PepsiCo	141,965	9,316
Procter & Gamble	95,286	5,894
		25,886
Energy - 13.3%
Apache (a)	91,985	7,436
Cameron International (a) (b)	62,360	4,864
Exxon Mobil	148,449	12,638
Hess	120,967	7,403
National-Oilwell Varco (b)	43,413	5,214
Occidental Petroleum	213,094	12,087
Weatherford International (a) (b)	82,707	4,576
Williams	159,533	5,145
		59,363
Financials - 20.8%
Affiliated Managers Group (a) (b)	63,722	7,201
AllianceBernstein Holding	82,982	6,964
Ambac Financial Group (a)	69,167	4,645
American International Group	237,220	15,225
Citigroup	375,876	17,504
Goldman Sachs Group (a)	40,505	7,629
Morgan Stanley (a)	191,009	12,200
PMI Group (a)	207,382	7,065
UBS AG (a)	73,404	4,042
Wachovia (a)	222,458	10,502
		92,977
Healthcare - 11.1%
Abbott Laboratories	86,242	4,372
Bristol-Myers Squibb (a)	146,392	4,159
Coventry Health Care (b)	105,886	5,910
Merck	92,512	4,593
Novartis AG, ADR	166,113	8,962
UnitedHealth Group	227,366	11,011
Wyeth Pharmaceuticals	219,873	10,668
		49,675
Industrials - 6.3%
American Standard	75,253	4,067
Boeing	108,243	11,196
General Electric	48,007	1,861
L-3 Communications Holdings	74,489	7,267
Monster Worldwide (a) (b)	101,038	3,929
		28,320
Information Technology - 23.6%
Apple Computer (b)	50,232	6,619
Cisco Systems (a) (b)	543,296	15,707
Corning (a) (b)	280,079	6,677
Dell (b)	206,282	5,770
Hewlett-Packard	377,512	17,377
IBM (a)	84,908	9,395
Intel	383,916	9,068
Maxim Integrated Products (a)	150,162	4,760
MEMC Electronic Materials (a) (b)	82,866	5,081
Microsoft	253,159	7,339
Network Appliance (a) (b)	151,743	4,300
QUALCOMM	173,427	7,223
Texas Instruments	175,654	6,181
		105,497
Materials - 4.8%
Freeport-McMoRan Copper & Gold, Class B	71,745	6,743
Owens-Illinois (b)	368,674	14,739
		21,482
Telecommunication Services - 4.3%
American Tower, Class A (a) (b)	242,565	10,105
Verizon Communications	210,901	8,989
		19,094
Total Common Stocks
(Cost $403,863)		434,708

Investment Company - 1.0%
iShares Nasdaq Biotechnology Index Fund (a) (b)
(Cost $4,805)	61,253	4,671

Investment Purchased with Proceeds from Securities Lending - 21.9%
Mount Vernon Securities Lending Prime Portfolio (c)
(Cost $97,920)	97,920,112	97,920

Total Investments - 120.1%
(Cost $506,588)		537,299
Other Assets and Liabilities, Net - (20.1)%		(89,839)
Total Net Assets - 100.0%		$447,460

+
Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2007,  the fund held no fair valued securities.

(a)	This security or a portion of this security is out on loan at July 31, 2007. Total loaned securities had a market value of $92,247 at July 31, 2007.
(b)	Non-income producing security.
(c)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund receives collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

ADR - American Depository Receipt

Schedule of Investments July 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Large Cap Value Fund

DESCRIPTION	SHARES	VALUE+

Common Stocks - 99.1%
Consumer Discretionary - 7.5%
Best Buy (a)	188,590	$8,409
Centex (a)	108,540	4,050
Ford Motor (a)	1,058,520	9,008
Gap (a)	687,966	11,833
Home Depot	295,816	10,995
Time Warner (a)	600,449	11,565
Yum! Brands	228,347	7,316
		63,176
Consumer Staples - 8.6%
Altria Group	152,125	10,112
Archer-Daniels-Midland (a)	384,986	12,936
Kraft Foods, Class A	145,071	4,751
Procter & Gamble	207,516	12,837
Supervalu (a)	291,821	12,160
Tyson Foods, Class A (a)	196,909	4,194
Wal-Mart Stores (a)	343,617	15,789
		72,779
Energy - 14.2%
Chevron	147,402	12,568
Devon Energy (a)	145,195	10,833
Exxon Mobil	459,240	39,095
GlobalSantaFe (a)	172,615	12,378
Marathon Oil	286,654	15,824
National-Oilwell Varco (a) (b)	78,547	9,434
Occidental Petroleum (a)	354,606	20,113
		120,245
Financials (c) - 25.6%
ACE	276,935	15,985
AllianceBernstein Holding	29,645	2,488
Ambac Financial Group (a)	208,011	13,968
American International Group	298,776	19,175
Bank of America	323,670	15,348
CIT Group	209,173	8,614
Citigroup (a)	336,142	15,654
Countrywide Financial (a)	328,539	9,255
Discover Financial Services (b)	129,011	2,974
Goldman Sachs Group (a)	34,528	6,503
J.P. Morgan Chase	612,297	26,947
Marshall & Ilsley (a)	180,359	7,433
Morgan Stanley (a)	258,023	16,480
Northern Trust	267,027	16,678
Wachovia (a)	397,756	18,778
Wells Fargo (a)	586,622	19,810
		216,090
Healthcare - 6.8%
Merck (a)	271,131	13,462
Novartis AG, ADR (a)	155,174	8,372
Pfizer (a)	1,072,225	25,208
Wyeth Pharmaceuticals	218,001	10,577
		57,619
Industrials - 8.7%
American Standard	209,977	11,349
Caterpillar (a)	186,580	14,703
General Electric	471,788	18,286
Ingersoll-Rand, Class A	165,828	8,344
United Technologies	230,351	16,809
Waste Management	114,165	4,342
		73,833
Information Technology - 8.9%
Corning (a) (b)	685,996	16,354
Dell (b)	323,483	9,048
Electronic Data Systems	395,574	10,676
Hewlett-Packard	195,222	8,986
Intel (a)	540,677	12,771
Intuit (b)	309,775	8,872
Texas Instruments (a)	242,509	8,534
		75,241
Materials - 8.7%
Alcoa	221,680	8,468
Freeport-McMoRan Copper & Gold, Class B (a)	196,645	18,481
Owens-Illinois (b)	527,921	21,106
Rohm & Haas (a)	310,275	17,537
Smurfit-Stone Container (b)	702,237	8,279
		73,871
Telecommunication Services - 5.8%
AT&T	811,133	31,764
Verizon Communications	410,466	17,494
		49,258
Utilities - 4.3%
Edison International (a)	171,551	9,073
Exelon	123,713	8,679
FirstEnergy (a)	166,795	10,133
PG&E	197,277	8,445
		36,330
Total Common Stocks
(Cost $732,403)		838,442

Short-Term Investment - 1.6%
First American Prime Obligations Fund, Class Z (d)
(Cost $13,916)	13,916,014	13,916

Investment Purchased with Proceeds from Securities Lending - 23.2%
Mount Vernon Securities Lending Prime Portfolio (e)
(Cost $196,150)	196,150,478	196,150

Total Investments - 123.9%
(Cost $942,469)		1,048,508
Other Assets and Liabilities, Net - (23.9)%		(202,411)
Total Net Assets - 100.0%		$846,097

+
Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2007, the fund held no fair valued securities.

(a)	This security or a portion of this security is out on loan at July 31, 2007. Total loaned securities had a market value of $187,213 at July 31, 2007.
(b)	Non-income producing security.
(c)	The fund is significantly invested in this sector and therefore is subject to additional risks.
(d)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(e)
The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund receives collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

ADR - American Depository Receipt

Schedule of Investments July 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Balanced Fund

DESCRIPTION	SHARES	VALUE +

Common Stocks - 53.1%
Consumer Discretionary - 4.1%
1-800-Flowers.com, Class A (a)	10,431	$97
Aftermarket Technology (a)	5,125	156
Cato, Class A (b)	3,890	80
Children's Place Retail Stores (a) (b)	3,917	134
Christopher & Banks (b)	7,662	114
Coinstar (a) (b)	5,303	164
Comcast, Class A (a) (b)	103,197	2,711
Conn's (a) (b)	6,138	156
Cosi (a) (b)	42,163	188
Crocs (a) (b)	1,852	110
DIRECTV Group (a)	50,358	1,129
GSI Commerce (a) (b)	3,455	77
Hibbett Sports (a) (b)	7,275	186
Interface, Class A	4,585	84
J.C. Penney	38,324	2,608
Journal Communications, Class A	15,466	164
McCormick & Schmick's Seafood Restaurants (a)	3,574	87
Nautilus (b)	9,068	89
NutriSystem (a) (b)	1,967	110
Omnicom Group (b)	52,617	2,729
P.F. Chang's China Bistro (a) (b)	5,733	188
Scientific Games, Class A (a) (b)	6,905	237
Target (b)	35,396	2,144
Texas Roadhouse, Class A (a) (b)	11,892	141
WMS Industries (a)	10,157	265
		14,148

Consumer Staples - 3.1%
Altria Group	61,039	4,057
Central Garden & Pet, Class A (a) (b)	7,797	96
Central Garden & Pet (a) (b)	3,898	49
Hain Celestial Group (a) (b)	9,558	259
Jones Soda (a) (b)	3,899	55
PepsiCo	53,953	3,540
Procter & Gamble	36,213	2,240
Reliv International	5,426	60
USANA Health Sciences (a) (b)	2,951	119
		10,475

Energy - 7.1%
Apache	34,958	2,826
Arena Resources (a) (b)	2,407	131
Atwood Oceanics (a) (b)	984	67
Baytex Energy Trust	3,220	62
Brigham Exploration (a)	17,566	85
Cameron International (a) (b)	23,699	1,849
Canadian Oil Sands Trust	6,740	206
Canetic Resources Trust	12,799	191
Comstock Resources (a) (b)	8,621	232
Edge Petroleum (a) (b)	14,096	175
Exxon Mobil	56,417	4,803
Harvest Energy Trust (b)	4,000	117
Helix Energy Solutions Group (a) (b)	9,065	353
Hess	45,973	2,814
National-Oilwell Varco (a)	16,498	1,982
Occidental Petroleum	80,985	4,593
Patterson-UTI Energy (b)	5,213	119
Penn West Energy Trust	2,065	64
St. Mary Land & Exploration (b)	1,950	65
Weatherford International (a) (b)	31,432	1,739
Williams	60,632	1,955
		24,428

Financials - 11.1%
Affiliated Managers Group (a) (b)	25,858	2,922
Alabama National BanCorporation (b)	1,810	97
AllianceBernstein Holding	31,537	2,647
Ambac Financial Group	26,287	1,765
American International Group	90,056	5,780
BioMed Realty Trust - REIT (b)	6,928	151
Citigroup	142,845	6,652
Columbia Banking System	3,519	89
Cullen/Frost Bankers (b)	5,447	271
Digital Realty Trust - REIT (b)	3,269	108
Dime Community Bancshares	9,078	102
East West Bancorp	7,514	275
First Potomac Realty Trust - REIT	7,197	141
Goldman Sachs Group	15,394	2,899
Independent Bank (b)	3,312	90
Kite Realty Group Trust - REIT	5,991	96
Knight Capital Group, Class A (a) (b)	11,584	164
LaSalle Hotel Properties - REIT	3,316	133
Morgan Stanley	72,592	4,636
Nara Bancorp	6,483	96
National Financial Partners (b)	1,944	90
Newcastle Investment - REIT (b)	5,150	93
NorthStar Realty Finance - REIT	3,848	39
Platinum Underwriters Holdings	8,330	277
PMI Group (b)	78,816	2,685
South Financial Group (b)	7,322	158
Thomas Weisel Partners Group (a)	2,586	36
UBS AG	27,897	1,536
Umpqua Holdings (b)	4,445	84
Wachovia	84,077	3,969
		38,081

Healthcare - 6.2%
Abaxis (a) (b)	2,567	47
Abbott Laboratories	32,776	1,661
Albany Molecular Research (a)	3,327	49
AngioDynamics (a)	11,794	221
Bristol-Myers Squibb	55,635	1,580
Coventry Health Care (a)	40,241	2,246
Dexcom (a) (b)	11,286	91
DJ Orthopedics (a) (b)	2,788	132
Exelixis (a) (b)	9,369	91
Healthways (a) (b)	828	36
ICU Medical (a) (b)	5,186	172
ImmunoGen (a)	12,562	60
K-V Pharmaceutical, Class A (a) (b)	7,395	202
LCA-Vision (b)	3,021	107
Magellan Health Services (a)	3,903	163
Medarex (a) (b)	6,495	92
Merck	35,159	1,746
Merge Technologies (a)	331	2
Novartis AG, ADR	63,130	3,406
Pediatrix Medical Group (a) (b)	4,758	257
Salix Pharmaceuticals (a) (b)	11,870	131
Senomyx (a) (b)	10,096	112
SonoSite (a) (b)	10,564	299
SurModics (a) (b)	2,456	113
UnitedHealth Group	86,407	4,185
Wyeth Pharmaceuticals	83,561	4,054
		21,255

Industrials - 3.9%
American Standard	28,600	1,546
AMETEK (b)	6,996	273
BE Aerospace (a) (b)	4,169	169
Boeing	41,137	4,255
Columbus McKinnon (a) (b)	4,719	121
ESCO Technologies (a) (b)	4,989	181
Forward Air (b)	8,649	295
General Electric	18,316	710
Genlyte Group (a) (b)	1,774	123
Knoll (b)	9,098	180
L-3 Communications Holdings	28,309	2,762
Lennox International	3,416	131
Monster Worldwide (a)	38,399	1,493
NCI Building Systems (a) (b)	4,750	230
Power-One (a) (b)	25,517	101
Regal-Beloit (b)	5,297	269
Timken (b)	8,190	273
WESCO International (a)	4,007	215
		13,327

Information Technology - 12.8%
ACI Worldwide (a) (b)	7,307	223
ADC Telecommunications (a) (b)	14,888	278
Advanced Analogic Technologies (a) (b)	21,177	188
Apple Computer (a)	19,090	2,515
Benchmark Electronics (a)	3,174	71
Cisco Systems (a)	206,476	5,969
Cognex	5,441	114
Corning (a) (b)	106,442	2,538
Dell (a)	78,396	2,193
Digital River (a) (b)	3,589	162
Emulex (a) (b)	16,251	322
F5 Networks (a) (b)	2,897	251
Harris Stratex Networks, Class A (a) (b)	10,379	177
Hewlett-Packard	142,680	6,568
Hittite Microwave (a)	1,335	54
IBM (b)	32,269	3,571
Intel	145,909	3,446
Ixia (a)	9,956	93
Maxim Integrated Products	57,068	1,809
MEMC Electronic Materials (a)	31,493	1,931
Microsoft	96,221	2,790
Network Appliance (a)	57,669	1,634
Orbotech (a)	3,481	75
Photronics (a) (b)	15,493	217
Plexus (a)	10,236	248
PMC-Sierra (a) (b)	24,117	184
Progress Software (a)	7,261	220
QUALCOMM	65,910	2,745
Rudolph Technologies (a)	5,746	90
Silicon Laboratories (a) (b)	6,846	238
Synaptics (a) (b)	3,856	135
Tessera Technologies (a) (b)	4,546	187
Texas Instruments	66,759	2,349
TIBCO Software (a) (b)	10,940	89
Visual Sciences (a) (b)	3,935	67
		43,741

Materials - 2.6%
Albemarle	897	36
Century Aluminum (a) (b)	3,421	176
Freeport-McMoRan Copper & Gold, Class B	27,266	2,562
Owens-Illinois (a)	140,112	5,602
Schnitzer Steel Industries, Class A (b)	2,667	145
Terra Industries (a) (b)	6,540	160
Texas Industries	2,180	172
		8,853

Telecommunication Services - 2.2%
American Tower, Class A (a)	92,185	3,841
General Communication, Class A (a)	8,975	103
Verizon Communications	79,710	3,397
		7,341

Utilities - 0.0%
NSTAR (b)	2,157	68
Total Common Stocks
(Cost $166,788)		181,717

Investment Companies - 4.0%
iShares MSCI EAFE Index Fund (b)	133,900	10,567
iShares MSCI Emerging Markets Index Fund (b)	9,600	1,273
iShares Nasdaq Biotechnology Index Fund (b)	24,896	1,898
Total Investment Companies
(Cost $10,053)		13,738

	PAR

U.S. Government Agency Mortgage-Backed Securities - 13.4%
Adjustable Rate (c) - 1.2%
Federal Home Loan Mortgage Corporation Pool
7.168%, 01/01/2028, #786281	$158	$160
5.778%, 07/01/2036, #1K1238 (b)	979	981
5.630%, 05/01/2037, #1H1396 (b)	1,485	1,483
Federal National Mortgage Association Pool
6.164%, 04/01/2018, #070009	38	39
7.260%, 09/01/2033, #725553	609	618
5.268%, 11/01/2034, #735054 (b)	765	755
		4,036

Fixed Rate - 12.2%
Federal Home Loan Mortgage Corporation Pool
4.000%, 04/01/2008, #M90808 (b)	464	458
6.500%, 04/01/2008, #E00225	3	3
7.000%, 04/01/2008, #E46044	1	1
4.000%, 10/01/2010, #M80855	760	736
5.500%, 03/01/2013, #E00546	91	90
4.500%, 05/01/2018, #P10032 (b)	372	361
5.500%, 07/01/2022, #G12710	950	938
6.500%, 11/01/2028, #C00676	443	453
7.000%, 12/01/2029, #G01091	81	84
6.500%, 07/01/2031, #A17212 (b)	305	312
6.000%, 05/01/2032, #C01361	104	104
Federal National Mortgage Association Pool
3.790%, 07/01/2013, #386314 (b)	1,305	1,218
6.000%, 09/01/2017, #653368	195	196
5.000%, 07/01/2018, #555621(b)	1,040	1,014
5.000%, 12/01/2018, #725012	857	836
4.500%, 06/01/2019, #045181	312	298
5.000%, 11/01/2019, #725934	254	247
5.500%, 01/01/2020, #735386 (b)	458	454
5.500%, 06/01/2020, #735792 (b)	395	392
5.000%, 02/01/2021, #745279 (b)	564	547
5.000%, 02/01/2022, #912554 (b)	715	693
5.500%, 08/01/2022 (d)	860	849
6.000%, 10/01/2022, #254513	401	404
5.500%, 12/01/2024, #357662	730	714
5.500%, 02/01/2025, #255628 (b)	840	821
5.500%, 10/01/2025, #255956 (b)	1,352	1,321
7.000%, 04/01/2029, #323681	84	87
6.500%, 12/01/2031, #254169 (b)	295	298
6.000%, 04/01/2032, #745101 (b)	860	865
6.500%, 05/01/2032, #640032	667	679
7.000%, 07/01/2032, #545815	163	169
6.000%, 09/01/2032, #254447 (b)	334	333
6.000%, 01/01/2033, #676647	569	567
5.500%, 04/01/2033, #694605 (b)	941	913
5.500%, 06/01/2033, #843435 (b)	439	426
5.500%, 07/01/2033, #728667 (b)	478	464
5.500%, 08/01/2033, #733380 (b)	1,056	1,025
5.000%, 09/01/2033, #713735 (b)	1,158	1,092
5.000%, 10/01/2033, #741897 (b)	757	714
5.500%, 10/01/2033, #555800 (b)	1,097	1,065
6.000%, 11/01/2033, #772130	168	167
6.000%, 11/01/2033, #772256	203	202
5.500%, 12/01/2033, #756202	673	653
5.000%, 03/01/2034, #725205 (b)	844	796
5.000%, 03/01/2034, #725250 (b)	760	717
5.500%, 04/01/2034, #725424 (b)	396	385
5.500%, 05/01/2034, #357571 (b)	729	707
5.000%, 06/01/2034, #782909 (b)	366	345
6.500%, 06/01/2034, #735273 (b)	707	720
5.500%, 03/01/2036, #745354 (b)	1,223	1,184
6.500%, 04/01/2036, #852909 (b)	647	654
6.500%, 07/01/2036, #831683 (b)	625	631
6.000%, 08/01/2036, #885536 (b)	1,481	1,468
6.500%, 08/01/2036, #893318 (b)	520	526
6.500%, 09/01/2036, #745875 (b)	2,250	2,273
6.000%, 11/01/2036, #902786 (b)	1,142	1,132
5.500%, 01/01/2037, #906059 (b)	983	949
5.500%, 05/01/2037, #256711 (b)	2,965	2,864
5.500%, 08/01/2037 (d)	1,520	1,468
6.000%, 08/01/2037 (d)	1,465	1,451
Government National Mortgage Association Pool
6.500%, 10/20/2010, #002108	8	8
7.500%, 06/15/2027, #447728	8	8
7.500%, 09/15/2027, #455516	9	9
7.000%, 04/15/2029, #506639	148	154
		41,712

Total U.S. Government Agency Mortgage-Backed Securities
(Cost $46,630)		45,748

Asset-Backed Securities - 8.6%
Automotive - 0.8%
Harley-Davidson Motorcycle Trust
Series 2005-4, Class A2
4.850%, 06/15/2012	470	468
Hertz Vehicle Financing
Series 2005-2A, Class A6
5.800%, 11/25/2011 (e)	935	929
Volkswagen Auto Loan Enhanced Trust
Series 2005-1, Class A4
4.860%, 04/20/2012	1,170	1,165
		2,562

Commercial Mortgages - 6.1%
Banc of America Commercial Mortgage
Series 2004-5, Class A3
4.561%, 11/10/2041	710	685
Series 2006-2, Class A4
5.743%, 05/10/2045	340	338
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class A4
5.405%, 12/11/2040	635	617
Commercial Mortgage Pass-Through Certificates
Series 2006-CN2A, Class A2FX
5.449%, 02/05/2019 (e)	585	584
Series 2004-RS1, Class A
4.180%, 03/03/2041 (e)	664	650
Series 2005-LP5, Class A2
4.630%, 05/10/2043	925	908
Series 2006-C8, Class A2B
5.248%, 12/10/2046	2,535	2,499
Deutsche Mortgage and Asset Receiving
Series 1998-C1, Class A2
6.538%, 06/15/2031	149	149
GE Capital Commercial Mortgage Corporation
Series 2005-C3, Class A2
4.853%, 07/10/2045	725	714
GMAC Commercial Mortgage Securities
Series 2004-C2, Class A1
3.896%, 08/10/2038	415	408
Series 2005-C1, Class A2
4.471%, 05/10/2043	1,195	1,168
Greenwich Capital Commercial Funding
Series 2003-C1, Class A2
3.285%, 07/05/2035	1,761	1,699
Series 2005-GG5, Class A2
5.117%, 04/10/2037	1,600	1,585
Series 2005-GG5, Class A5
5.224%, 04/10/2037	750	721
GS Mortgage Securities II
Series 2006-GG8, Class A2
5.479%, 11/10/2039	3,500	3,485
Series 2006-RR2, Class A1
5.688%, 06/23/2046 (c) (e)	985	966
Series 2006-RR3, Class A1S
5.659%, 07/18/2056 (e)	1,065	1,000
J.P. Morgan Chase Commercial Mortgage Securities
Series 2005-LDP5, Class A4
5.179%, 12/15/2044 (c)	540	520
LB-UBS Commercial Mortgage Trust
Series 2003-C3, Class A2
3.086%, 05/15/2027	1,280	1,257
Series 2005-C7, Class A2
5.103%, 11/15/2030	800	792
		20,745

Credit Cards - 0.9%
Bank of America Credit Card Trust
Series 2007-A8, Class A8
5.590%, 11/17/2014 (c)	2,265	2,291
Citibank Credit Card Issuance Trust
Series 2006-A4, Class A4
5.450%, 05/10/2013	805	812
		3,103

Home Equity - 0.0%
Saxon Asset Securities Trust
Series 2004-1, Class A
5.860%, 03/25/2035 (c)	4	4

Other - 0.5%
Global Signal Trust
Series 2004-2A, Class A
4.232%, 12/15/2014 (e)	750	729
Small Business Administration
Series 2006-P10B, Class 1
5.681%, 08/10/2016	1,140	1,135
		1,864

Utilities - 0.3%
PG & E Energy Recovery Funding
Series 2005-2, Class A2
5.030%, 03/25/2014	1,050	1,048
Total Asset-Backed Securities
(Cost $29,599)		29,326

Collateralized Mortgage Obligation - Private Mortgage-Backed Securities - 6.7%
Adjustable Rate (c) - 2.9%
Citigroup Mortgage Loan Trust
Series 2004-HYB4, Class HAII
5.350%, 10/25/2034	2,196	2,193
Series 2005-7, Class 2A1A
4.864%, 09/25/2035	666	660
Countrywide Home Loans
Series 2006-HYB5, Class 3A1A
5.983%, 09/20/2036	1,351	1,358
GMAC Mortgage Corporation Loan Trust
Series 2003-AR2, Class 4A1
4.735%, 12/19/2033	744	725
JP Morgan Mortgage Trust
Series 2004-A1, Class 3A1
4.973%, 02/25/2034	1,134	1,116
Residential Funding Mortgage Securities I
Series 2006-SA2, Class 4A1
5.866%, 08/25/2036	968	964
Structured Mortgage Loan Trust
Series 2004-11, Class A
7.195%, 08/25/2034	44	44
Wachovia Mortgage Loan Trust
Series 2005-B, Class 1A1
4.952%, 10/20/2035	500	503
Washington Mutual
Series 2004-AR7, Class A6
3.941%, 07/25/2034	775	759
Wells Fargo Mortgage Backed Securities Trust
Series 2003-D, Class A1
4.793%, 02/25/2033	327	330
Series 2004-N, Class A3
4.973%, 08/25/2034	384	382
Series 2006-AR1, Class 2A2
5.553%, 03/25/2036	973	966
		10,000

Fixed Rate - 3.8%
ABN AMRO Mortgage
Series 2003-7, Class A1
4.750%, 07/25/2018	762	738
Banc of America Mortgage Securities
Series 2003-6, Class 1A30
4.750%, 08/25/2033	585	576
Countrywide Alternative Loan Trust
Series 2004-12CB, Class 1A1
5.000%, 07/25/2019	422	411
Series 2004-2CB, Class 1A1
4.250%, 03/25/2034	317	310
Series 2004-24CB, Class 1A1
6.000%, 11/25/2034	323	318
Credit Suisse First Boston Mortgage Securities
Series 2005-3, Class 5A1
5.500%, 07/25/2020	560	557
GMAC Mortgage Corporation Loan Trust
Series 2004-J5, Class A7
6.500%, 01/25/2035	520	522
GS Mortgage Securities II
Series 2007-GG10, Class A4
5.993%, 08/10/2045	2,520	2,491
GSMPS Mortgage Loan Trust
Series 2003-1, Class B1
6.978%, 03/25/2043	858	874
GSR Mortgage Loan Trust
Series 2004-10F, Class 3A1
5.500%, 08/25/2019	399	393
Master Alternative Loans Trust
Series 2005-2, Class 1A3
6.500%, 03/25/2035	274	276
Master Asset Securitization Trust
Series 2003-6, Class 3A1
5.000%, 07/25/2018	631	615
Morgan Stanley Dean Witter Capital I
Series 2002-TOP7, Class A2
5.980%, 01/15/2039	1,025	1,041
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 1A
6.268%, 11/25/2034	348	348
Residential Asset Mortgage Products
Series 2004-SL4, Class A3
6.500%, 07/25/2032	275	280
Residential Funding Mortgage Securities I
Series 2004-S9, Class 2A1
4.750%, 12/25/2019	841	808
Washington Mutual
Series 2004-CB1, Class 1A
5.250%, 06/25/2019	657	648
Wells Fargo Mortgage Backed Securities Trust
Series 2003-14, Class A1
4.750%, 12/25/2018	529	506
Series 2004-7, Class 2A2
5.000%, 07/25/2019	1,419	1,370
Westam Mortgage Financial
Series 11, Class A
6.360%, 08/26/2020 (f)	1	1
		13,083

Total Collateralized Mortgage Obligation - Private Mortgage-Backed Securities
(Cost $23,223)		23,083

Corporate Bonds - 5.7%
Banking - 0.2%
J.P. Morgan Chase
5.150%, 10/01/2015 (b)	550	518
Wells Fargo Capital X
5.950%, 12/15/2036 (b)	230	207
		725

Basic Industry - 0.8%
Celulosa Arauco y Constitucion
5.625%, 04/20/2015	345	328
Evraz Group
8.250%, 11/10/2015 (e)	190	190
FMG Finance
10.000%, 09/01/2013 (e)	195	210
Freeport-McMoRan Copper & Gold
8.375%, 04/01/2017	350	367
Griffin Coal Mining
9.500%, 12/01/2016 (e)	200	197
Noble Group Limited
6.625%, 03/17/2015 (e)	255	235
Sino Forest
9.125%, 08/17/2011 (b) (e)	195	202
Southern Copper
7.500%, 07/27/2035	190	197
Teck Cominco Limited
6.125%, 10/01/2035	280	257
Vale Overseas
6.250%, 01/11/2016	175	173
6.875%, 11/21/2036	380	370
		2,726

Brokerage - 0.4%
Lehman Brothers Holdings
5.750%, 01/03/2017 (b)	365	341
Merrill Lynch
6.050%, 05/16/2016 (b)	790	779
Morgan Stanley
5.375%, 10/15/2015	440	425
		1,545

Capital Goods - 0.1%
Chart Industries
9.125%, 10/15/2015	195	201
Siemens Financiering
6.125%, 08/17/2026 (e)	225	219
		420

Communications - 0.2%
C & M Finance
8.100%, 02/01/2016 (e)	180	181
Telefonica Emisones
6.221%, 07/03/2017 (b)	210	208
Vimpelcom
8.250%, 05/23/2016 (b) (e)	230	235
		624

Consumer Cyclical - 0.4%
Duty Free International
7.000%, 01/15/2004 (f) (g) (h)	588	118
Galaxy Entertainment
9.875%, 12/15/2012 (b) (e)	175	187
Home Depot
5.875%, 12/16/2036	270	234
Lippo Karwaci Finance
8.875%, 03/09/2011	175	174
Shimao Property Holdings
8.000%, 12/01/2016 (e)	205	195
Viacom
6.875%, 04/30/2036	365	343
		1,251

Consumer Non Cyclical - 0.2%
Fisher Scientific International
6.750%, 08/15/2014	220	219
JBS
10.500%, 08/04/2016 (e)	140	145
Sadia Overseas
6.875%, 05/24/2017 (e)	185	169
		533

Electric - 0.6%
Dynegy Holdings
7.750%, 06/01/2019 (e)	305	264
Edison Mission Energy
7.500%, 06/15/2013	175	169
Florida Power & Light
5.650%, 02/01/2037	415	395
ISA Capital Brasil
8.800%, 01/30/2017 (b) (e)	180	181
MidAmerican Energy Holdings
6.125%, 04/01/2036	465	444
Ohio Power, Series K
6.000%, 06/01/2016	275	276
Oncor Electric Delivery
7.000%, 05/01/2032	225	237
Pacific Gas & Electric
6.500%, 03/01/2034	230	223
		2,189

Energy - 0.8%
Bluewater Finance
10.250%, 02/15/2012	300	315
Gazprom International
7.201%, 02/01/2020 (e)	215	217
Lukoil International Finance
6.356%, 06/07/2017 (e)	120	113
6.656%, 06/07/2022 (b) (e)	460	427
Mariner Energy
7.500%, 04/15/2013	270	256
Pioneer Natural Resource
6.650%, 03/15/2017	290	261
Tengizcheveroil Finance
6.124%, 11/15/2014 (b)(e)	370	361
Tesoro
6.625%, 11/01/2015 (b)	375	360
TNK-BP Finance
6.625%, 03/20/2017 (e)	150	140
Whiting Petroleum
7.000%, 02/01/2014	295	276
		2,726

Finance - 0.5%
Capital One Financial
6.150%, 09/01/2016	400	389
Janus Capital Group
6.700%, 06/15/2017	305	308
SLM, Series MTN
5.400%, 10/25/2011	350	320
Transcapitalinvest
5.670%, 03/05/2014 (e)	640	623
		1,640

Insurance - 0.3%
Allied World Assurance
7.500%, 08/01/2016 (b)	565	592
Unumprovident
5.997%, 05/15/2008	335	336
		928

Natural Gas - 0.2%
Enterprise Products
8.375%, 08/01/2066 (b)	180	183
Southern Union
7.200%, 11/01/2066 (c)	155	156
Transport De Gas Del Sur
7.875%, 05/14/2017 (e)	235	212
		551

Real Estate - 0.3%
China Properties Group
9.125%, 05/04/2014 (e)	145	128
Health Care Properties - REIT
Series MTN
6.300%, 09/15/2016	460	458
Prologis 2006 - REIT
5.750%, 04/01/2016	600	593
		1,179

Sovereign - 0.1%
United Mexican States
5.625%, 01/15/2017 (b)	305	298

Technology - 0.6%
Celestica
7.875%, 07/01/2011	295	276
Chartered Semiconductor
6.375%, 08/03/2015	250	246
Ciena
3.750%, 02/01/2008	120	119
Jabil Circuit
5.875%, 07/15/2010	680	677
LG Electronics
5.000%, 06/17/2010 (e)	340	332
Seagate Technology
6.375%, 10/01/2011 (b)	450	436
		2,086

Total Corporate Bonds
(Cost $20,452)		19,421

U.S. Government & Agency Securities - 4.8%
U.S. Agency Debentures - 0.5%
Federal National Mortgage Association
5.250%, 08/01/2012 (b)	1,745	1,745
U.S. Treasuries - 4.3%
U.S. Treasury Bond (STRIPS)
0.000%, 02/15/2023 (b) (i)	1,795	817
U.S. Treasury Bonds
8.125%, 08/15/2021 (b)	385	506
7.625%, 02/15/2025 (b)	400	520
6.875%, 08/15/2025 (b)	1,600	1,950
4.500%, 02/15/2036 (b)	4,065	3,801
4.750%, 02/15/2037 (b)	100	97
U.S. Treasury Notes
2.625%, 05/15/2008 (b)	6,500	6,387
4.750%, 05/31/2012 (b)	590	593
4.500%, 05/15/2017	190	186
		14,857

Total U.S. Government & Agency Securities
(Cost $16,612)		16,602

Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities - 1.1%
Fixed Rate - 1.1%
Federal Home Loan Mortgage Corporation
Series 2763, Class TA
4.000%, 03/15/2011 (b)	543	536
Series 85, Class C
8.600%, 01/15/2021	75	78
Series 1136, Class H
6.000%, 09/15/2021	54	54
Federal National Mortgage Association
Series 1989-2, Class D
8.800%, 01/25/2019	5	5
Series 1989-37, Class G
8.000%, 07/25/2019	77	83
Series 1990-30, Class E
6.500%, 03/25/2020	30	31
Series 1990-63, Class H
9.500%, 06/25/2020	16	17
Series 1990-89, Class K
6.500%, 07/25/2020	4	4
Series 1990-105, Class J
6.500%, 09/25/2020	52	52
Series 2005-44, Class PC
5.000%, 11/25/2027 (b)	1,139	1,124
Series 2003-81, Class MB
5.000%, 05/25/2029 (b)	960	947
Series 2005-62, Class JE
5.000%, 06/25/2035 (b)	759	744
Government National Mortgage Association
Series 3, Class F
6.500%, 06/17/2020	6	6
Total Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities
(Cost $3,699)		3,681

Short-Term Investments - 1.4%	SHARES
Money Market Fund - 1.2%
First American Prime Obligations Fund, Class Z (j)	4,077,479	4,077

U.S. Treasury Obligations - 0.2%	PAR
U.S. Treasury Bills (k)
4.916%, 08/09/2007	$250	250
4.785%, 10/04/2007	440	436
		686
Total Short-Term Investments
(Cost $4,764)		4,763

Investment Purchased with Proceeds from Securities Lending - 31.5%	SHARES
Mount Vernon Securities Lending Prime Portfolio (l)
(Cost $108,016)	108,015,556	108,016
Total Investments - 130.3%
(Cost $429,836)		446,095
Other Assets and Liabilities, Net - (30.3)%		(103,803)
Total Net Assets - 100.0%		$342,292

+
Security valuation for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available securities are valued at fair value as determined in good faith by procedures established by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2007, the fund held fair valued securities disclosed in footnote (g).

(a)	Non-Income Producing security.
(b)	This security or a portion of this security is out on loan at July 31, 2007. Total loaned securities had a value of $104,147 at July 31, 2007.
(c)	Variable Rate Security - The rate shown is the rate in effect at July 31, 2007.
(d)	Security purchased on a when-issued basis. On July 31, 2007, the total cost of investments purchased on a when-issued basis was $3,756 or 1.1% of total net assets.
(e)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the fund's board of directors. As of July 31, 2007, the value of these investments was $10,221 or 3.0% of total net assets.

(f)	Security considered illiquid. As of July 31, 2007, the value of this investment was $119 or 0.0% of total net assets:
Dates
	Security	Par	Aquired	Cost Basis
	Duty Free International	$588	1/99-11/02	$ 588
	Westam Mortgage Financial	1	10/02	1
(g)	Security is fair valued. As of July 31, 2007, the fair value of this investment was $118 or 0.0% of total net assets.
(h)	Security is in default at July 31, 2007.
(i)	Principal Only.
(j)	Investment in affiliated security. This money market fund is advised by FAF Advisors Inc., which also serves as advisor to this fund.
(k)	Security has been deposited as initial margin on open futures contracts and swap agreements. Yield shown is effective yield as of July 31, 2007.
(l)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund receives collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market.

ADR -	American Depository Receipt
REIT -	Real Estate Investment Trust

Schedule of Open Futures Contracts

	Number of
	Contracts	Notional		Unrealized
	Purchased	Contract	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)

Australian Dollar Currency Futures	16	$ 1,368	September 2007	$ 6
British Pounds Currency Futures	15	1,906	September 2007	59
Canadian Dollar Currency Futures	35	3,290	September 2007	8
Canadian 10 Year Bond Futures	17	1,770	September 2007	13
Euro Currency Futures	11	1,885	September 2007	48
Eurodollar 90 Day Futures	28	26,648	September 2008	19
Japanese Yen Currency Futures	13	1,380	September 2007	81
Swiss Franc Currency Futures	27	2,817	September 2007	64
S&P 500 Futures	9	3,289	September 2007	(103)
U.S. Treasury 2 Year Note Futures	(236)	(48,365)	September 2007	(340)
U.S. Treasury 5 Year Note Futures	124	13,078	September 2007	139
U.S. Treasury 10 Year Note Futures	(145)	(15,576)	September 2007	(119)
U.S. Treasury Long Bond Futures	36	3,962	September 2007	81
				$ (44)

Credit Default Swap Agreements

	Reference	Buy/Sell	Pay/Receive	Expiration	Notional	Unrealized
Counterparty	Entity	Protection	Fixed Rate	Date	Amount	Appreciation

Citigroup	Constellation Energy Group, Inc.	Buy	0.240%	06/20/2012	$ 375	$ 6
Citigroup	Ryland Group	Buy	1.250%	09/20/2012	350	17
Deutsche Bank	Dow Jones CDX HVOL8 Index	Buy	0.750%	06/20/2012	1,300	41
Deutsche Bank	Dow Jones CDX XO8 Index	Buy	1.400%	06/20/2012	6,000	411
J.P. Morgan	Centurytel, Inc.	Buy	0.540%	09/20/2012	575	5
J.P. Morgan	Countrywide Home Loan	Buy	0.700%	09/20/2012	1,400	38
J.P. Morgan	Dow Jones CDX EM7	Buy	1.250%	06/20/2012	1,100	30
J.P. Morgan	Dow Jones CDX HVOL8 Index	Buy	0.750%	06/20/2012	5,350	176
J.P. Morgan	Dow Jones CDX HY8 Index	Buy	2.750%	06/20/2012	3,000	246
J.P. Morgan	Dow Jones CDX XO8 Index	Buy	1.400%	06/20/2012	2,600	185
J.P. Morgan	Honeywell International	Buy	0.410%	09/20/2017	600	1
J.P. Morgan	Sara Lee Corporation	Buy	0.500%	06/12/2012	500	1
UBS	Amerisourcebergen Corporation	Buy	0.585%	09/20/2012	500	5
UBS	Cardinal Health, Inc.	Buy	0.320%	09/20/2012	500	1
UBS	Constellation Energy Group, Inc.	Buy	0.230%	06/20/2012	375	6
UBS	Dow Jones CDX EM7	Buy	1.250%	06/20/2012	2,000	61
UBS	Dow Jones CDX HVOL8 Index	Buy	0.750%	06/20/2012	750	26
UBS	Dow Jones CDX HY8 Index	Buy	2.750%	06/20/2012	3,800	236
UBS	McKesson Corporation	Buy	0.385%	09/20/2012	500	-
UBS	Turkey Government International Bond	Buy	1.480%	07/20/2012	700	15
UBS	Venezuela Government International Bond	Buy	2.220%	07/20/2012	700	39
UBS	Whirlpool Corporation	Buy	0.785%	09/20/2017	350	4
						$ 1,550

Interest Rate Swap Agreements

	Floating
	Rate	Pay/Receive		Expiration	Notional	Unrealized
Counterparty	Index	Floating Rate	Fixed Rate	Date	Amount	Appreciation

Citigroup	3-Month LIBOR	Pay	5.470%	06/12/2009	$ 18,000	$ 112
J.P. Morgan	3-Month LIBOR	Pay	5.447%	06/20/2009	$ 19,000	113
UBS	3-Month LIBOR	Pay	5.665%	06/15/2012	$ 5,000	49
UBS	3-Month LIBOR	Pay	5.590%	06/25/2012	$ 6,000	83
						$ 357

Schedule of Open Written Call Options

	Exercise	Premium	Expiration	Number of
Option	Price	Received	Date	Contracts	Value

U.S. Treasury 10 Year Note Futures - September 2007	$ 110.00	$ 10	08/24/2007	36	$ 3

Schedule of Investments July 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Equity Income Fund

DESCRIPTION	SHARES	VALUE +
Common Stocks - 99.5%
Consumer Discretionary - 3.7%
McDonald's (a)	360,427	$17,254
Time Warner (a)	786,059	15,139
Yum! Brands	430,892	13,806
		46,199

Consumer Staples - 10.7%
Altria Group	336,922	22,395
Avon Products (a)	222,726	8,020
Coca-Cola	287,969	15,006
General Mills (a)	300,087	16,691
Kraft Foods, Class A (a)	233,158	7,636
PepsiCo	208,125	13,657
Procter & Gamble	479,604	29,668
Wal-Mart Stores	406,542	18,681
		131,754

Energy - 13.5%
BP, ADR	567,791	39,405
Chevron (a)	357,297	30,463
ConocoPhillips	433,858	35,073
Enterra Energy Trust (a)	425,732	2,341
Exxon Mobil	531,049	45,208
Halliburton (a)	322,919	11,632
Universal Compression Partners	66,572	2,562
		166,684

Financials - 19.3%
AllianceBernstein Holding	379,959	31,886
American International Group (a)	580,286	37,243
Bank of America	867,969	41,159
BlackRock (a)	91,028	14,519
Citigroup	732,432	34,109
Goldman Sachs Group	82,795	15,594
ICICI Bank, ADR (a)	333,383	14,776
Merrill Lynch	75,982	5,638
Northern Trust	156,946	9,803
Wachovia (a)	575,411	27,165
Wells Fargo	181,442	6,127
		238,019

Healthcare - 9.1%
Abbott Laboratories (a)	524,406	26,582
Eli Lilly (a)	243,354	13,163
Johnson & Johnson	443,382	26,825
Pfizer	739,164	17,378
Wyeth Pharmaceuticals	596,109	28,923
		112,871

Industrials - 12.9%
3M (a)	165,929	14,754
Avery Dennison (a)	150,912	9,257
Emerson Electric	456,801	21,502
General Dynamics	182,224	14,316
General Electric (a)	1,286,917	49,881
Honeywell International (a)	514,110	29,566
United Parcel Service, Class B (a)	265,637	20,114
		159,390

Information Technology - 14.8%
Automatic Data Processing	287,293	13,336
Hewlett-Packard	583,554	26,861
IBM (a)	250,601	27,729
Intel	1,686,111	39,826
Maxim Integrated Products (a)	297,464	9,430
Microsoft	1,089,879	31,595
QUALCOMM	392,933	16,366
Texas Instruments	523,297	18,415
		183,558

Materials - 4.1%
Dow Chemical	208,450	9,063
E.I. Du Pont de Nemours (a)	466,652	21,807
Praxair (a)	260,064	19,926
		50,796

Telecommunication Services - 8.4%
AT&T (a)	1,139,761	44,633
FairPoint Communications (a)	756,265	11,692
Verizon Communications	652,847	27,825
Vodafone Group, ADR (a)	499,120	15,148
Windstream	361,216	4,970
		104,268

Utilities - 3.0%
Duke Energy (a)	531,490	9,051
TECO Energy (a)	1,082,434	17,470
Xcel Energy (a)	518,402	10,524
		37,045

Total Common Stocks
(Cost $890,927)		1,230,584

	PAR

Convertible Corporate Bond - 0.3%
Invitrogen
2.000%, 08/01/2023 (a)
(Cost $3,448)	$3,095	3,586

	SHARES
Short-Term Investment - 0.1%
First American Prime Obligations Fund, Class Z (b)
(Cost $594)	594,336	594
Investment Purchased with Proceeds from Securities Lending - 19.2%
Mount Vernon Securities Lending Prime Portfolio (c)
(Cost $237,828)	237,828,470	237,828
Total Investments - 119.1%
(Cost $1,132,797)		1,472,592
Other Assets and Liabilities, Net - (19.1)%		(235,758)
Total Net Assets - 100.0%		$1,236,834

+
Security valuation for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available securities are valued at fair value as determined in good faith by procedures established by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2007, the fund held no fair valued securities.

(a)	This security or a portion of this security is out on loan at July 31, 2007. Total loaned securities had a value of $225,572 at July 31, 2007.
(b)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(c)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund receives collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

ADR-	American Depository Receipt

Schedule of Investments July 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Equity Index Fund

DESCRIPTION	SHARES	VALUE +

Common Stocks - 98.9%
Consumer Discretionary - 9.8%
Abercrombie & Fitch, Class A (a)	6,060	$424
Amazon.com (a) (b)	45,834	3,600
Apollo Group, Class A (a) (b)	21,284	1,258
Autonation (a) (b)	24,549	478
Autozone (a) (b)	7,898	1,001
Bed Bath & Beyond (a) (b)	43,583	1,510
Best Buy (a)	60,594	2,702
Big Lots (a) (b)	16,740	433
Black & Decker (a)	9,667	837
Brunswick (a)	13,634	381
Carnival (a)	62,828	2,784
CBS, Class B (a)	113,169	3,590
Centex	18,747	699
Circuit City Stores (a)	30,494	363
Clear Channel Communications	68,715	2,536
Coach (a) (b)	55,297	2,514
Comcast, Class A (a) (b)	463,406	12,174
D.R. Horton (a)	39,800	649
Darden Restaurants	19,681	838
Dillard's, Class A (a)	8,965	268
DIRECTV Group (b)	94,381	2,115
Dow Jones & Company	8,479	486
Eastman Kodak (a)	41,457	1,047
Family Dollar Stores	22,617	670
Ford Motor (a)	274,969	2,340
Fortune Brands (a)	20,913	1,700
Gannett (a)	34,964	1,745
Gap (a)	84,155	1,447
General Motors (a)	84,383	2,734
Genuine Parts	25,275	1,203
Goodyear Tire & Rubber (a) (b)	30,598	879
H&R Block (a)	53,319	1,064
Harley-Davidson (a)	38,375	2,200
Harman International Industries	9,106	1,056
Harrah's Entertainment	23,670	2,005
Hasbro	23,047	646
Hilton Hotels (a)	57,079	2,523
Home Depot	300,915	11,185
IAC/InterActiveCorp (a) (b)	24,016	690
International Game Technology (a)	48,977	1,730
Interpublic Group of Companies (a) (b)	61,175	642
J.C. Penney (a)	34,802	2,368
Johnson Controls (a)	27,281	3,087
Jones Apparel Group (a)	17,125	427
KB HOME	11,407	363
Kohl's (a) (b)	45,025	2,737
Leggett & Platt (a)	26,835	556
Lennar	20,440	627
Limited (a)	50,752	1,226
Liz Claiborne (a)	15,581	547
Lowe's (a)	225,839	6,326
Macy's (a)	74,616	2,691
Marriott International, Class A	47,835	1,987
Mattel (a)	59,036	1,352
McDonald's	181,889	8,707
McGraw-Hill (a)	56,120	3,395
New York Times, Class A (a)	21,111	483
Newell Rubbermaid	39,653	1,049
News	357,709	7,555
Nike, Class B	55,304	3,122
Nordstrom (a)	32,769	1,559
Office Depot (b)	46,560	1,162
Officemax (a)	10,218	336
Omnicom Group (a)	52,888	2,743
Polo Ralph Lauren (a)	5,447	487
Pulte Homes	31,424	608
RadioShack (a)	19,583	492
Sears (a) (b)	13,017	1,781
Sherwin-Williams	17,903	1,248
Snap-On	8,534	447
Stanley Works (a)	11,824	654
Staples	106,558	2,453
Starbucks (a) (b)	112,043	2,989
Starwood Hotels & Resorts Worldwide (a)	31,013	1,953
Target (a)	128,235	7,767
Tiffany & Company (a)	21,642	1,044
Time Warner (a)	605,042	11,653
TJX	63,588	1,765
Tribune (a)	27,233	761
V.F. (a)	12,786	1,097
Viacom, Class B (b)	107,259	4,108
Walt Disney (a)	291,548	9,621
Wendy's International	16,709	585
Whirlpool (a)	11,431	1,167
Wyndham Worldwide (b)	30,074	1,012
Yum! Brands	79,876	2,559
		189,802

Consumer Staples - 9.2%
Altria Group	302,826	20,129
Anheuser-Busch	113,070	5,514
Archer-Daniels-Midland (a)	95,869	3,221
Avon Products (a)	69,537	2,504
Brown-Forman, Class B (a)	7,924	526
Campbell Soup	26,544	978
Clorox	21,904	1,324
Coca-Cola Enterprises (a)	32,997	748
Coca-Cola	305,562	15,923
Colgate-Palmolive	75,411	4,977
ConAgra Foods	77,398	1,962
Constellation Brands, Class A (a) (b)	28,115	617
Costco Wholesale	68,905	4,120
CVS (a)	225,430	7,933
Dean Foods (a)	4,220	121
Estee Lauder, Class A (a)	7,126	321
General Mills	47,670	2,651
H.J. Heinz	48,787	2,135
Hershey Foods (a)	26,468	1,220
Kellogg (a)	37,516	1,944
Kimberly-Clark	68,139	4,584
Kraft Foods, Class A	229,851	7,528
Kroger (a)	105,463	2,738
McCormick (a)	19,538	667
Molson Coors Brewing (a)	9,419	838
Pepsi Bottling	20,140	674
PepsiCo	244,801	16,064
Procter & Gamble	471,869	29,190
Reynolds American (a)	25,377	1,552
Safeway (a)	65,323	2,082
Sara Lee	110,721	1,755
SUPERVALU (a)	29,323	1,222
Sysco (a)	96,641	3,081
Tyson Foods, Class A	36,813	784
UST	23,833	1,276
Walgreen	147,281	6,507
Wal-Mart Stores (a)	362,533	16,658
Whole Foods Market (a)	18,728	694
Wrigley, William Jr.	30,005	1,731
		178,493

Energy - 11.1%
Anadarko Petroleum (a)	70,295	3,538
Apache	48,721	3,939
Baker Hughes	50,005	3,953
BJ Services (a)	43,851	1,147
Chesapeake Energy (a)	55,364	1,885
Chevron (a)	326,057	27,800
ConocoPhillips	242,684	19,618
Consol Energy	25,947	1,081
Devon Energy (a)	67,370	5,026
El Paso	94,635	1,576
ENSCO International (a)	21,621	1,320
EOG Resources (a)	35,572	2,494
Exxon Mobil	847,925	72,184
Halliburton (a)	139,345	5,019
Hess	35,017	2,143
Marathon Oil (a)	103,466	5,711
Murphy Oil	22,382	1,389
Nabors Industries (a) (b)	43,140	1,261
National-Oilwell Varco (a) (b)	25,466	3,059
Noble	20,196	2,069
Occidental Petroleum (a)	119,257	6,764
Peabody Energy (a)	38,034	1,607
Rowan (a)	16,153	681
Schlumberger (a)	171,253	16,221
Smith International (a)	28,124	1,727
Spectra Energy	87,402	2,226
Sunoco	20,004	1,335
Transocean (a) (b)	46,529	4,999
Valero Energy	84,907	5,690
Weatherford International (b)	50,039	2,769
Williams	87,063	2,808
XTO Energy (a)	54,304	2,961
		216,000

Financials - 19.6%
ACE	42,788	2,470
AFLAC (a)	72,892	3,799
Allstate (a)	103,738	5,514
Ambac Financial Group	15,909	1,068
American Capital Strategies (a)	12,509	475
American Express	180,565	10,570
American International Group	380,944	24,449
Ameriprise Financial	34,115	2,056
AON	47,475	1,901
Apartment Investment & Management - REIT (a)	14,398	608
Archstone-Smith Trust - REIT	31,702	1,820
Assurant	6,273	318
Avalonbay Communities - REIT (a)	11,305	1,221
Bank of America (a)	690,412	32,739
Bank Of New York Mellon	168,717	7,179
BB&T (a)	78,891	2,952
Bear Stearns (a)	15,494	1,878
Boston Properties - REIT (a)	16,227	1,533
Capital One Financial	61,608	4,359
CB Richard Ellis Group (a) (b)	22,543	787
Charles Schwab	147,897	2,977
Chubb	53,226	2,683
Cincinnati Financial (a)	23,017	902
CIT Group	29,449	1,213
Citigroup	742,595	34,583
CME Group (a)	6,311	3,487
Comerica (a)	24,159	1,272
Commerce Bancorp (a)	26,917	900
Compass Bancshares (a)	12,927	896
Countrywide Financial (a)	87,397	2,462
Developers Diversified Realty - REIT (a)	12,679	609
Discover Financial Services (b)	78,886	1,818
E*TRADE Financial (a) (b)	62,815	1,163
Equity Residential Properties Trust - REIT (a)	43,122	1,717
Fannie Mae	140,715	8,420
Federated Investors, Class B	12,245	441
Fifth Third Bancorp (a)	80,661	2,976
First Horizon National (a)	18,257	579
Franklin Resources (a)	21,398	2,725
Freddie Mac (a)	100,249	5,741
General Growth Properties - REIT (a)	33,908	1,627
Genworth Financial, Class A	48,551	1,482
Goldman Sachs Group	63,665	11,991
Hartford Financial Services Group (a)	41,929	3,852
Host Hotels & Resorts - REIT (a)	76,935	1,625
Hudson City Bancorp	54,182	662
Huntington Bancshares (a)	30,155	579
J.P. Morgan Chase	515,988	22,709
Janus Capital Group (a)	35,828	1,077
KeyCorp (a)	59,480	2,063
Kimco Realty - REIT (a)	31,691	1,183
Legg Mason (a)	18,237	1,641
Lehman Brothers Holdings (a)	78,713	4,880
Lincoln National (a)	44,143	2,663
Loew's	58,478	2,772
M&T Bank (a)	11,651	1,238
Marsh & McLennan	76,538	2,109
Marshall & Ilsley (a)	29,619	1,221
MBIA (a)	19,607	1,100
Merrill Lynch	134,159	9,955
Metlife (a)	111,158	6,694
MGIC Investment	14,791	572
Moody's (a)	36,336	1,955
Morgan Stanley (a)	157,773	10,077
National City (a)	69,222	2,034
Northern Trust	26,928	1,682
Plum Creek Timber - REIT (a)	27,077	1,052
PNC Financial Services	39,515	2,634
Principal Financial Group	48,480	2,734
Progressive (a)	117,436	2,464
Prologis - REIT (a)	34,743	1,977
Prudential Financial	75,705	6,710
Public Storage - REIT (a)	17,989	1,261
Regions Financial (a)	107,204	3,224
SAFECO (a)	18,447	1,079
Simon Property Group - REIT (a)	29,288	2,534
SLM	60,641	2,982
Sovereign Bancorp	55,159	1,056
State Street	59,118	3,963
SunTrust Banks (a)	49,672	3,889
Synovus Financial (a)	42,990	1,202
T. Rowe Price Group (a)	36,338	1,894
Torchmark	15,191	935
Travelers	99,830	5,069
U.S. Bancorp (c)	265,080	7,939
UnumProvident	50,168	1,219
Vornado Realty Trust - REIT	19,038	2,038
Wachovia (a)	262,984	12,415
Washington Mutual	144,742	5,432
Wells Fargo	485,853	16,407
XL Capital Limited, Class A (a)	23,588	1,837
Zions Bancorporation	12,465	929
		379,578

Healthcare - 11.5%
Abbott Laboratories	227,937	11,554
Aetna	84,287	4,052
Allergan (a)	36,786	2,138
AmerisourceBergen	31,030	1,462
Amgen (a) (b)	179,589	9,651
Applied Biosystems Group - Applera	28,968	904
Barr Pharmaceuticals (b)	11,866	608
Bausch & Lomb	8,028	513
Baxter International	89,842	4,726
Becton, Dickinson & Company	36,902	2,818
Biogen IDEC (b)	41,384	2,340
Boston Scientific (a) (b)	178,373	2,346
Bristol-Myers Squibb (a)	281,990	8,011
C.R. Bard	15,191	1,192
Cardinal Health (a)	63,619	4,182
Celgene (a) (b)	54,339	3,291
CIGNA	54,630	2,821
Coventry Health Care (b)	24,150	1,348
Covidien (b)	73,237	2,999
Eli Lilly	148,526	8,034
Express Scripts (a) (b)	42,793	2,145
Forest Laboratories, Class A (b)	49,510	1,990
Genzyme (a) (b)	35,939	2,267
Gilead Sciences (b)	127,038	4,730
Hospira (b)	24,090	932
Humana (b)	24,086	1,544
IMS Health	34,565	972
Johnson & Johnson	434,287	26,274
King Pharmaceuticals (a) (b)	36,074	614
Laboratory Corporation of America (a) (b)	19,668	1,452
Manor Care	11,656	738
McKesson HBOC (a)	44,349	2,562
Medco Health Solutions (b)	43,709	3,552
Medtronic (a)	174,026	8,818
Merck (a)	319,579	15,867
Millipore (a) (b)	7,171	564
Mylan Laboratories	31,472	505
Patterson Companies (a) (b)	20,224	725
PerkinElmer	19,664	547
Pfizer	1,066,832	25,081
Quest Diagnostics (a)	24,353	1,351
Schering-Plough	214,019	6,108
St. Jude Medical (a) (b)	53,823	2,322
Stryker (a)	42,549	2,656
Tenet Healthcare (a) (b)	68,764	356
Thermo Fisher Scientific (a) (b)	59,554	3,109
UnitedHealth Group	190,671	9,234
Varian Medical Systems (a) (b)	9,255	378
Watson Pharmaceuticals (b)	16,076	489
Wellpoint (b)	90,248	6,779
Wyeth Pharmaceuticals	194,102	9,418
Zimmer Holdings (a) (b)	36,290	2,822
		221,891

Industrials - 11.5%
3M	113,398	10,083
Allied Waste Industries (a) (b)	30,791	396
American Standard	26,089	1,410
Avery Dennison	15,793	969
Boeing	119,412	12,351
Burlington Northern Santa Fe	54,543	4,480
C.H. Robinson Worldwide (a)	24,269	1,181
Caterpillar (a)	97,533	7,686
Cintas (a)	20,120	736
Cooper Industries, Class A	27,166	1,438
CSX	64,570	3,061
Cummins	11,621	1,379
Danaher (a)	34,487	2,576
Deere & Company	35,324	4,254
Dover (a)	24,235	1,236
Eaton	21,521	2,091
Emerson Electric	121,168	5,703
Equifax (a)	18,919	765
FedEx	43,311	4,796
Fluor	11,626	1,343
General Dynamics	56,782	4,461
General Electric	1,515,407	58,737
Goodrich	17,633	1,109
Honeywell International (a)	125,898	7,240
Illinois Tool Works (a)	59,451	3,273
Ingersoll-Rand, Class A (a)	45,934	2,311
ITT Industries	26,782	1,684
L-3 Communications Holdings	14,528	1,417
Lockheed Martin (a)	51,853	5,107
Masco (a)	62,274	1,695
Monster Worldwide (b)	18,792	731
Norfolk Southern	60,313	3,244
Northrop Grumman	51,836	3,945
Paccar (a)	37,025	3,029
Pall	18,366	763
Parker Hannifin (a)	17,076	1,685
Pitney Bowes (a)	25,746	1,187
Precision Castparts (a)	20,231	2,773
R.R. Donnelley & Sons	31,601	1,335
Raytheon (a)	64,565	3,574
Robert Half International (a)	25,072	852
Rockwell Automation	24,962	1,747
Rockwell Collins (a)	25,950	1,783
Ryder System (a)	9,208	501
Southwest Airlines (a)	117,432	1,839
Terex (b)	14,580	1,258
Textron	19,470	2,198
Tyco International	73,237	3,463
Union Pacific	36,851	4,390
United Parcel Service, Class B	157,193	11,903
United Technologies	146,754	10,709
W.W. Grainger	11,208	979
Waste Management	80,045	3,044
		221,900

Information Technology - 16.0%
Adobe Systems (a) (b)	87,851	3,540
Advanced Micro Devices (a) (b)	79,547	1,077
Affiliated Computer Services, Class A (b)	19,659	1,055
Agilent Technologies (b)	62,706	2,392
Akamai Technologies (a) (b)	24,431	830
Altera	52,814	1,225
Analog Devices	53,786	1,907
Apple Computer (b)	125,369	16,519
Applied Materials (a)	218,884	4,824
Autodesk (b)	33,542	1,421
Automatic Data Processing	85,392	3,964
Avaya (b)	67,487	1,116
BMC Software (a) (b)	31,666	909
Broadcom, Class A (a) (b)	66,016	2,166
CA (a)	61,006	1,530
Ciena (a) (b)	12,664	463
Cisco Systems (a) (b)	894,420	25,858
Citrix Systems (a) (b)	26,782	969
Cognizant Technology Solutions, Class A (b)	17,447	1,413
Computer Sciences (b)	24,928	1,388
Compuware (a) (b)	59,018	551
Convergys (b)	20,545	391
Corning (a) (b)	227,998	5,435
Dell (a) (b)	343,686	9,613
eBay (a) (b)	171,120	5,544
Electronic Arts (b)	45,179	2,197
Electronic Data Systems	70,676	1,908
EMC (b)	345,765	6,400
Fidelity National Information Services	20,591	1,022
First Data	115,430	3,670
Fiserv (a) (b)	27,214	1,345
Google, Class A (a) (b)	30,975	15,797
Hewlett-Packard	400,290	18,425
IBM (a)	212,128	23,472
Intel	849,723	20,070
Intuit (a) (b)	51,661	1,480
Jabil Circuit	26,566	599
JDS Uniphase (a) (b)	31,323	449
Juniper Networks (a) (b)	83,039	2,488
KLA-Tencor (a)	28,080	1,595
Lexmark International Group, Class A (a) (b)	17,333	685
Linear Technology	44,730	1,595
LSI Logic (a) (b)	113,633	818
Maxim Integrated Products (a)	47,793	1,515
MEMC Electronic Materials (a) (b)	33,082	2,029
Micron Technology (a) (b)	85,730	1,018
Microsoft	1,255,142	36,387
Molex (a)	21,023	596
Motorola (a)	359,119	6,101
National Semiconductor (a)	53,095	1,380
NCR (a) (b)	26,764	1,398
Network Appliance (a) (b)	54,305	1,539
Novell (a) (b)	56,215	377
Novellus Systems (a) (b)	19,533	557
NVIDIA (a) (b)	50,373	2,305
Oracle (a) (b)	585,588	11,196
Paychex	48,695	2,015
Qlogic (a) (b)	23,554	313
QUALCOMM	238,705	9,942
SanDisk (a) (b)	33,106	1,775
Seagate Technology, Escrow Shares (b) (d)	44,886	-
Solectron (b)	134,658	506
Sun Microsystems (b)	511,155	2,607
Symantec (a) (b)	158,322	3,040
Tektronix	12,273	403
Tellabs (b)	66,985	760
Teradyne (a) (b)	28,310	444
Texas Instruments	216,665	7,624
Tyco Electronics (b)	73,237	2,623
Unisys (b)	47,968	388
VeriSign (a) (b)	36,042	1,070
Waters (b)	16,287	949
Western Union (a)	114,643	2,287
Xerox (b)	139,676	2,439
Xilinx (a)	50,740	1,268
Yahoo! (a) (b)	181,802	4,227
		311,193

Materials - 3.1%
Air Products and Chemicals (a)	33,134	2,862
Alcoa	127,089	4,855
Allegheny Technologies (a)	14,851	1,558
Ashland	10,607	648
Ball (a)	9,782	502
Bemis	15,413	454
Dow Chemical	142,932	6,215
E.I. Du Pont de Nemours (a)	134,391	6,280
Eastman Chemical (a)	10,813	744
Ecolab (a)	26,925	1,134
Freeport-McMoRan Copper & Gold, Class B (a)	55,141	5,182
Hercules (b)	15,932	331
International Flavors & Fragrances (a)	10,243	513
International Paper (a)	66,085	2,450
MeadWestvaco	26,525	863
Monsanto (a)	79,298	5,111
Newmont Mining (a)	66,622	2,781
NuCor (a)	48,092	2,414
Pactiv (a) (b)	22,033	696
PPG Industries	24,665	1,881
Praxair	48,062	3,682
Rohm & Haas	21,074	1,191
Sealed Air (a)	23,915	652
Sigma-Aldrich	19,593	888
Temple-Inland	17,196	1,000
United States Steel (a)	16,885	1,660
Vulcan Materials (a)	14,917	1,428
Weyerhaeuser	32,722	2,331
		60,306

Telecommunication Services - 3.7%
ALLTEL (a)	52,527	3,464
AT&T	921,895	36,101
CenturyTel (a)	19,461	893
Citizens Communications	50,786	733
Embarq	22,238	1,374
Qwest Communications International (a) (b)	232,776	1,986
Sprint (a)	434,849	8,927
Verizon Communications	412,799	17,594
Windstream	70,369	968
		72,040

Utilities - 3.4%
AES (a) (b)	99,010	1,946
Allegheny Energy (b)	24,577	1,284
Ameren (a)	27,898	1,338
American Electric Power	57,243	2,489
Centerpoint Energy (a)	47,168	777
CMS Energy	33,295	538
Consolidated Edison (a)	33,722	1,473
Constellation Energy	25,763	2,159
Dominion Resources	50,376	4,243
DTE Energy (a)	24,026	1,114
Duke Energy	186,799	3,181
Dynegy, Class A (b)	59,664	532
Edison International	47,186	2,496
Entergy (a)	33,870	3,386
Exelon	99,496	6,980
FirstEnergy	47,942	2,912
FPL Group (a)	57,383	3,313
Integrys Energy Group	5,408	268
KeySpan	26,050	1,082
Nicor (a)	6,678	263
NiSource	40,649	775
PG&E (a)	56,578	2,422
Pinnacle West Capital	14,866	557
PPL (a)	52,543	2,477
Progress Energy (a)	35,782	1,562
Public Service Enterprises (a)	34,419	2,965
Questar	19,165	987
Sempra Energy (a)	37,852	1,996
Southern	107,707	3,623
TECO Energy (a)	31,084	502
TXU	75,562	4,930
Xcel Energy	60,646	1,231
		65,801

Total Common Stocks
(Cost $1,120,957)		1,917,004

Short-Term Investments - 3.6%
Money Market Fund - 3.5%
First American Prime Obligations Fund, Class Z (c)	67,035,324	67,035

U.S. Treasury Obligation - 0.1%	PAR
U.S. Treasury Bill
4.868%, 08/09/2007 (e)	$2,900	2,897
Total Short-Term Investments
(Cost $69,932)		69,932

Investment Purchased with Proceeds from Securities Lending - 24.5%	SHARES
Mount Vernon Securities Lending Prime Portfolio (f)
(Cost $474,185)	474,185,304	474,185
Total Investments - 127.0%
(Cost $1,665,074)		2,461,121
Other Assets and Liabilities, Net - (27.0)%		(523,025)
Total Net Assets - 100.0%		$1,938,096

+
Security valuation for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available securities are valued at fair value as determined in good faith by procedures established by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2007, the fund held fair valued securities as disclosed in footnote (d).

(a)	This security or a portion of this security is out on loan at July 31, 2007. Total loaned securities had a value of $453,213 at July 31, 2007.
(b)	Non-income producing security.
(c)	Investment in affiliated security. As of July 31, 2007, the market value of these investments was $74,974 or 3.9% of total net assets.
(d)	Security is fair valued and illiquid. As of July 31, 2007, the value of this investment was $0 or 0.0% of total net assets:
	Security	Shares	Dates Aquired	Cost Basis
	Seagate Technology, Escrow Shares	44,886	11/2000-11/2002	$ —
(e)	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of July 31, 2007.
(f)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund receives collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

REIT - Real Estate Investment Trust

Schedule of Open Futures Contracts

	Number of	Notional
	Contracts	Contract	Settlement	Unrealized
Description	Purchased	Value	Month	Depreciation
S&P 500 Futures	120	$ 43,857	September 2007	$ (1,916)

Schedule of Investments July 31, 2007 (unaudited), all dollars rounded to thousands (000)

Mid Cap Index Fund

DESCRIPTION	SHARES	VALUE+

Common Stocks - 97.2%
Consumer Discretionary - 12.5%
99 Cents Only Stores (a) (b)	15,920	$194
Advanced Auto Parts	31,640	1,100
Aeropostale (b)	16,509	629
American Eagle Outfitters (a)	60,556	1,469
American Greetings, Class A (a)	17,531	434
AnnTaylor Stores (a) (b)	20,381	640
Applebee's International	23,439	577
ArvinMeritor (a)	21,579	428
Barnes & Noble	16,180	543
Beazer Homes USA (a)	13,000	182
Belo, Class A (a)	26,439	473
BLYTH	8,304	185
Bob Evans Farms	11,163	362
Borders Group (a)	18,706	306
BorgWarner (a)	17,268	1,493
Boyd Gaming	12,735	562
Brinker International (a)	34,390	926
Callaway Golf (a)	20,224	328
CarMax (a) (b)	64,220	1,537
Catalina Marketing, Class C (a)	11,016	333
CBRL Group (a)	8,147	313
Charming Shoppes (a) (b)	36,190	358
Cheesecake Factory (a) (b)	23,222	572
Chico's FAS (a) (b)	52,858	1,023
Coldwater Creek (a) (b)	18,400	362
Corinthian Colleges (a) (b)	26,319	355
DeVry (a)	17,966	582
Dick's Sporting Goods (a) (b)	11,240	632
Dollar Tree Stores (b)	30,695	1,174
Entercom Communications (a)	8,377	189
Foot Locker	46,839	869
Furniture Brands International (a)	14,977	165
Gamestop, Class A (b)	44,483	1,795
Gentex (a)	44,247	873
Hanesbrands (a) (b)	28,316	878
Harte-Hanks	15,009	353
Hovnanian Enterprises, Class A (a) (b)	10,987	145
International Speedway, Class A	10,795	517
John Wiley & Sons, Class A	12,594	533
Lear (a) (b)	22,199	745
Lee Enterprises	13,960	246
M.D.C. Holdings (a)	10,333	475
Matthews International, Class A	5,091	195
Media General, Class A	7,384	208
Modine Manufacturing	10,284	263
Mohawk Industries (a) (b)	16,220	1,460
Netflix (a) (b)	18,275	315
NVR (a) (b)	1,404	812
O'Reilly Automotive (a) (b)	33,659	1,121
Pacific Sunwear of California (b)	20,871	376
Payless ShoeSource (b)	19,782	527
PetSmart	41,561	1,344
Phillips Van-Heusen	16,737	871
Regis	13,903	485
Rent-A-Center (a) (b)	21,274	413
Ross Stores (a)	42,496	1,229
Ruby Tuesday (a)	16,439	366
Ryland Group (a)	13,158	437
Saks	41,698	772
Scholastic (b)	7,700	248
Scientific Games, Class A (a) (b)	19,782	679
Strayer Education (a)	3,549	538
Thor Industries (a)	10,675	438
Timberland, Class A (b)	15,679	373
Toll Brothers (a) (b)	36,235	795
Travelcenters, Fractional Shares (b) (c)	0.70	-
Tupperware (a)	16,322	425
Urban Outfitters (b)	33,834	679
Valassis Communications (a) (b)	14,609	173
Warnaco Group, Class A (a) (b)	13,913	502
Washington Post, Class B	1,675	1,325
Williams-Sonoma (a)	34,175	1,052
		44,276
Consumer Staples - 2.8%
Alberto-Culver	24,115	567
BJ's Wholesale Club (b)	19,545	664
Church & Dwight (a)	19,233	944
Energizer Holdings (a) (b)	17,448	1,760
Hansen Natural (b)	18,186	737
Hormel Foods	21,902	754
JM Smucker	17,660	986
Lancaster Colony	7,091	275
NBTY (a) (b)	17,081	744
PepsiAmericas (a)	18,225	504
Ruddick (a)	10,303	286
Smithfield Foods (b)	33,582	1,043
Tootsie Roll Industries (a)	8,188	205
Universal	7,110	392
		9,861
Energy - 9.0%
Arch Coal (a)	43,466	1,299
Bill Barrett (a) (b)	10,000	343
Cameron International (a) (b)	33,586	2,620
Cimarex Energy	23,059	873
Denbury Resources (b)	36,372	1,455
Encore Acquisition (a) (b)	12,907	334
FMC Technologies (b)	20,034	1,833
Forest Oil (b)	20,349	823
Frontier Oil	32,742	1,268
Grant Prideco (a) (b)	39,327	2,206
Hanover Compressor (a) (b)	31,045	740
Helmerich & Payne (a)	31,691	1,026
Newfield Exploration (b)	39,035	1,876
Noble Energy	53,233	3,255
Overseas Shipholding Group	7,619	591
Patterson-UTI Energy (a)	48,288	1,106
Pioneer Natural Resources (a)	37,562	1,709
Plains Exploration & Production (b)	23,403	1,011
Pogo Producing	17,466	930
Pride International (a) (b)	49,268	1,727
Quicksilver Resources (a) (b)	16,619	700
Southwestern Energy (b)	51,398	2,088
Superior Energy Services (a) (b)	22,428	904
Tidewater (a)	17,576	1,203
		31,920
Financials - 15.4%
A.G. Edwards	24,069	1,946
AMB Property - REIT (a)	29,348	1,564
American Financial Group	20,941	588
AmeriCredit (a) (b)	35,572	724
Arthur J. Gallagher (a)	29,364	810
Associated Banc-Corp (a)	39,822	1,145
Astoria Financial	27,161	640
Bank of Hawaii	15,773	757
Brown & Brown (a)	34,098	876
Cathay General Bancorp (a)	12,581	385
City National (a)	12,778	905
Colonial BancGroup	46,052	1,004
Commerce Group	10,060	289
Cousins Properties (a)	13,136	338
Cullen/Frost Bankers	15,714	781
Eaton Vance (a)	38,255	1,601
Equity One (a)	11,202	259
Everest Re Group	19,726	1,938
Fidelity National Title Group (a)	66,344	1,386
First American	28,340	1,312
First Community Bancorp	5,060	254
First Niagara Financial Group (a)	25,799	332
FirstMerit (a)	25,552	468
GATX (a)	15,378	698
Greater Bay Bancorp	16,505	444
Hanover Insurance Group	15,336	673
HCC Insurance Holdings (a)	34,349	1,006
Highwoods Properties - REIT (a)	17,048	555
Horace Mann Educators (a)	13,496	241
Hospitality Properties Trust - REIT (a)	26,081	1,000
IndyMac Bancorp (a)	21,145	465
Jefferies Group (a)	30,353	797
Leucadia National (a)	49,026	1,843
Liberty Property Trust - REIT	27,064	1,015
Macerich - REIT (a)	21,305	1,558
Mack-Cali Realty - REIT (a)	17,871	690
Mercury General (a)	10,762	557
MoneyGram International (a)	26,169	670
Nationwide Health Properties - REIT	27,000	643
New York Community Bancorp (a)	78,016	1,266
Nuveen Investments, Class A (a)	23,758	1,453
Ohio Casualty	18,512	804
Old Republic International	69,239	1,271
PMI Group (a)	26,037	887
Potlatch - REIT (a)	11,653	509
Protective Life	21,048	906
Radian Group	24,203	816
Raymond James Financial (a)	27,345	839
Rayonier - REIT (a)	23,698	1,003
Regency Centers - REIT	20,161	1,308
SEI Investments	37,948	1,034
StanCorp Financial Group	16,377	769
SVB Financial (a) (b)	11,733	618
TCF Financial	33,441	822
UDR - REIT (a)	40,522	936
Unitrin	12,312	522
W.R. Berkley	51,630	1,519
Waddell & Reed Financial, Class A (a)	25,521	643
Washington Federal	27,581	621
Webster Financial	17,082	742
Weingarten Realty Investors - REIT (a)	24,732	905
Westamerica Bancorporation (a)	9,879	404
Wilmington Trust	20,587	802
		54,556
Healthcare - 11.5%
Advanced Medical Optics (a) (b)	17,685	535
Affymetrix (a) (b)	20,362	496
Apria Healthcare Group (b)	13,200	346
Beckman Coulter (a)	18,677	1,323
Cephalon (a) (b)	19,000	1,428
Cerner (a) (b)	18,104	957
Charles River Laboratories International (a) (b)	20,580	1,053
Community Health Systems (b)	27,891	1,085
Covance (a) (b)	19,756	1,394
Cytyc (b)	33,850	1,425
DENTSPLY International	46,329	1,691
Edwards Lifesciences (b)	17,588	808
Endo Pharmaceuticals (a) (b)	40,601	1,381
Gen-Probe (a) (b)	15,590	982
Health Management Associates, Class A (a)	71,024	572
Health Net (b)	33,728	1,671
Henry Schein (a) (b)	26,548	1,443
Hillenbrand Industries	18,472	1,164
Intuitive Surgical (a) (b)	11,168	2,374
Invitrogen (a) (b)	15,124	1,086
Kindred Healthcare (b)	9,510	255
Kyphon (a) (b)	13,684	898
Lifepoint Hospitals (a) (b)	17,527	518
Lincare Holdings (b)	27,136	969
Medicis Pharmaceutical, Class A (a)	15,698	448
Millennium Pharmaceuticals (a) (b)	95,246	961
Mine Safety Appliances (a)	8,035	367
Omnicare (a)	37,021	1,228
Par Pharmaceutical Companies (b)	10,828	257
PDL BioPharma (a) (b)	34,618	813
Perrigo (a)	23,418	437
Pharmaceutical Product Development (a)	29,296	981
Psychiatric Solutions (b)	15,988	545
Resmed (a) (b)	22,939	986
Sepracor (a) (b)	32,947	927
STERIS (a)	19,518	534
Techne (a) (b)	11,459	645
Universal Health Services	17,324	908
Valeant Pharmaceuticals International (a)	28,426	446
Varian (b)	9,567	575
VCA Antech (b)	24,808	976
Ventana Medical Systems (b)	9,843	820
Vertex Pharmaceuticals (a) (b)	38,900	1,256
WellCare Group (b)	10,042	1,017
		40,981
Industrials - 16.1%
AGCO (b)	27,778	1,068
AirTran Holdings (a) (b)	27,389	270
Alaska Air Group (a) (b)	12,002	280
Alexander & Baldwin (a)	12,968	703
Alliant Techsystems (a) (b)	10,300	1,021
AMETEK (a)	32,320	1,261
Avis Budget Group (b)	30,169	774
Brinks	13,646	834
Career Education (a) (b)	28,508	846
Carlisle Companies	17,989	815
ChoicePoint (a) (b)	23,232	900
Con-way	14,453	714
Copart (b)	22,673	638
Corporate Executive Board (a)	12,146	819
Crane	15,304	702
Deluxe (a)	15,558	587
Donaldson (a)	20,949	762
DRS Technologies (a)	11,960	626
Dun & Bradstreet	18,528	1,811
Dycom Industries (b)	12,672	354
Expeditors International of Washington (a)	64,070	2,863
Fastenal (a)	38,019	1,714
Federal Signal	14,752	198
Flowserve	16,954	1,225
Graco (a)	20,025	822
Granite Construction	10,357	673
Harsco	25,123	1,323
Herman Miller (a)	19,438	593
HNI	14,424	589
Hubbell, Class B	18,052	1,041
IDEX	9,795	355
ITT Educational Services (b)	9,951	1,051
J.B. Hunt Transport Services (a)	31,977	893
Jacobs Engineering Group (a) (b)	35,704	2,200
JetBlue Airways (a) (b)	53,635	528
Joy Global (a)	32,766	1,622
KBR (b)	50,327	1,615
Kelly Services, Class A	6,163	153
Kennametal	11,835	907
Korn/Ferry International (b)	13,616	322
Lincoln Electric Holdings	12,997	936
Manpower (a)	26,311	2,080
MSC Industrial Direct, Class A (a)	16,459	828
Navigant Consulting (a) (b)	12,702	200
Nordson	10,219	468
Oshkosh Truck (a)	22,165	1,269
Pentair (a)	30,106	1,090
Quanta Services (a) (b)	37,635	1,070
Republic Services	50,694	1,620
Rollins	9,283	221
Roper Industries (a)	26,369	1,582
Sequa, Class A (b)	2,027	335
Sotheby's Holdings, Class A (a)	16,718	715
SPX	17,396	1,633
Stericycle (b)	26,544	1,273
Teleflex (a)	12,318	941
Thomas & Betts (b)	16,281	1,006
Timken (a)	28,408	949
Trinity Industries (a)	24,229	926
United Rentals (b)	20,080	645
Werner Enterprises (a)	15,865	308
YRC Worldwide (a) (b)	17,840	573
		57,140
Information Technology - 15.4%
3Com (a) (b)	118,705	475
ACI Worldwide (b)	11,147	340
Activision (a) (b)	75,406	1,290
Acxiom	20,461	515
ADC Telecommunications (a) (b)	35,236	659
ADTRAN (a)	19,528	509
Advent Software (a) (b)	6,103	232
Alliance Data Systems (b)	20,022	1,538
Amphenol, Class A (a)	53,817	1,844
Andrew (a) (b)	46,258	650
Arrow Electronics (a) (b)	36,672	1,402
Atmel (b)	128,968	695
Avnet (b)	38,774	1,469
Avocent (a) (b)	15,309	419
BISYS Group (b)	37,090	444
Broadridge Financial Solutions (a)	41,288	726
Cadence Design Systems (a) (b)	84,499	1,808
CDW (b)	18,058	1,520
Ceridian (b)	41,821	1,418
CheckFree (a) (b)	26,901	991
CommScope (a) (b)	17,694	963
Cree (a) (b)	23,670	606
CSG Systems International (a) (b)	14,962	374
Cypress Semiconductor (b)	45,506	1,140
Diebold	19,965	1,012
Digital River (b)	11,961	538
DST Systems (a) (b)	17,857	1,355
F5 Networks (a) (b)	12,422	1,077
Fair Isaac (a)	18,992	746
Fairchild Semiconductor International, Class A (b)	36,843	672
Gartner, Class A (b)	18,336	384
Global Payments (a)	18,000	673
Harris	40,297	2,211
Imation	9,750	305
Ingram Micro (b)	41,815	838
Integrated Device Technology (b)	60,130	978
International Rectifier (a) (b)	21,717	797
Intersil, Class A	42,324	1,238
Jack Henry & Associates	22,950	551
KEMET (b)	26,648	188
Lam Research (a) (b)	40,661	2,352
Lattice Semiconductor (b)	34,415	163
Macrovision (a) (b)	16,007	381
McAfee (b)	48,755	1,748
Mentor Graphics (b)	24,509	294
Micrel	17,856	185
Microchip Technology (a)	65,250	2,369
MPS Group (b)	31,562	421
National Instruments	16,989	550
Palm (a) (b)	31,173	465
Parametric Technology (a) (b)	30,852	544
Plantronics	14,545	408
Polycom (b)	26,991	836
Powerwave Technologies (b)	38,560	252
RF Micro Devices (a) (b)	59,161	411
Semtech (b)	22,370	364
Silicon Laboratories (a) (b)	16,870	588
SRA International, Class A (b)	11,294	269
Sybase (b)	27,448	651
Synopsys (b)	42,432	1,038
Tech Data (b)	17,358	650
TriQuint Semiconductor (a) (b)	44,367	196
UTStarcom (a) (b)	32,899	106
ValueClick (a) (b)	29,541	632
Vishay Intertechnology (b)	56,533	877
Western Digital (b)	66,179	1,413
Wind River Systems (b)	22,943	219
Zebra Technology, Class A (a) (b)	21,622	783
		54,755
Materials - 6.6%
Airgas	23,506	1,098
Albemarle	23,441	943
Bowater (a)	17,942	352
Cabot Microelectronics	19,016	768
Carpenter Technology	7,690	913
Chemtura (a)	74,589	778
Commercial Metals	36,746	1,133
Cytec Industries	12,154	814
Ferro	12,857	287
Florida Rock Industries	14,259	906
FMC	11,811	1,053
Louisiana Pacific (a)	31,702	587
Lubrizol	20,865	1,307
Lyondell Chemical	63,635	2,857
Martin Marietta Materials	12,926	1,771
Minerals Technologies	6,183	400
Olin (a)	21,509	449
Packaging Corporation of America	23,998	612
Reliance Steel & Aluminum	19,345	1,016
RPM (a)	36,020	847
Scotts (a)	13,715	562
Sensient Technologies	13,955	355
Sonoco Products	30,512	1,119
Steel Dynamics	26,721	1,120
Valspar	31,085	858
Worthington Industries (a)	21,951	454
		23,359
Telecommunication Services - 0.8%
Cincinnati Bell (a) (b)	76,029	392
NeuStar, Class A (a) (b)	15,853	457
Telephone & Data Systems	31,461	2,089
		2,938
Utilities - 7.1%
AGL Resources	24,981	942
Alliant Energy (a)	37,247	1,376
Aqua America (a)	39,548	865
Aquila (a)(b)	112,615	426
Black Hills (a)	10,919	407
DPL (a)	35,425	942
Energy East	47,180	1,194
Equitable Resources	36,462	1,718
Great Plains Energy (a)	22,815	633
Hawaiian Electric Industries (a)	24,846	567
IDACORP (a)	12,977	402
MDU Resources Group (a)	55,185	1,504
National Fuel Gas (a)	24,156	1,047
Northeast Utilities (a)	46,381	1,268
NSTAR (a)	32,791	1,031
OGE Energy	26,164	867
ONEOK	33,075	1,679
Pepco Holdings	59,999	1,624
PNM Resources (a)	21,037	544
Puget Energy	31,922	739
SCANA	35,133	1,313
Sierra Pacific Resources (b)	62,379	991
Vectren (a)	23,362	584
Westar Energy (a)	26,629	613
WGL Holdings (a)	14,749	442
Wisconsin Energy	35,925	1,542
		25,260
Total Common Stocks
(Cost $254,067)		345,046

Short-Term Investments - 3.1%
Money Market Fund - 2.8%
First American Prime Obligations Fund, Class Z (d)	9,977,002	9,977
U.S. Treasury Obligation - 0.3%

U.S. Treasury Bill (e)	PAR
4.880%, 08/09/2007	$1,000	999
Total Short-Term Investments
(Cost $10,976)		10,976
Investment Purchased with Proceeds from Securities Lending - 41.2%

Mount Vernon Securities Lending Prime Portfolio (f)	SHARES
(Cost $146,307)	146,307,084	146,307
Total Investments - 141.5%
(Cost $411,350)		502,329
Other Assets and Liabilities, Net - (41.5)%		(147,282)
Total Net Assets - 100.0%		$355,047

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2007, the fund held fair valued securities as described in footnote (c).
(a)	This security or a portion of this security is out on loan at July 31, 2007. Total loaned securities had a market value of $139,378 at
July 31, 2007.
(b)	Non-income producing security.
(c)	Security is fair valued and illiquid. As of July 31, 2007, the value of this investment was $0 or 0.0% of total net assets.
Date
Security	Shares	Acquired	Cost Basis
Travelcenters, Fractional Shares	0.70	10/09/2001	—

(d)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(e)	Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of July 31, 2007.
(f)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund receives collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

REIT - Real Estate Investment Trust

Schedule of Open Futures Contracts

	Number of	Notional
	Contracts	Contract	Settlement	Unrealized
Description	Purchased	Value	Month	Depreciation

S&P Mid Cap 400 Futures	23	$9,907	September 2007	$ (469)

Schedule of Investments July 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Small Cap Index Fund

DESCRIPTION	SHARES	VALUE +
Common Stocks - 95.5%
Consumer Discretionary - 14.9%
1-800 Contacts (a)	688	$16
1-800-Flowers.com, Class A (a)	2,466	23
99 Cents Only Stores (a) (b)	4,300	52
A.C. Moore Arts & Crafts (a)	1,672	30
Aaron Rents (b)	4,243	98
Aeropostale (a)	5,004	191
AFC Enterprises (a) (b)	2,602	41
Aftermarket Technology (a)	2,003	61
Ambassadors Group	1,762	68
Ambassadors International	739	21
American Axle & Manufacturing Holdings (b)	4,102	99
American Greetings, Class A	5,079	126
Amerigon (a)	1,982	32
Ameristar Casinos	2,318	73
Andersons (b)	1,472	63
Applebee's International	6,873	169
Arbitron	2,961	147
Arctic Cat (b)	1,101	20
ArvinMeritor (b)	6,620	131
Asbury Automotive Group (b)	1,780	39
Avatar Holdings (a) (b)	571	37
Bally Technologies (a) (b)	4,883	120
Beazer Homes USA (b)	3,585	50
Bebe Stores (b)	2,442	34
Belo, Class A (b)	7,763	139
Benihana (a)	1,129	22
Big 5 Sporting Goods (b)	2,245	48
BJs Restaurants (a) (b)	1,504	30
Blockbuster, Class A (a) (b)	17,610	76
Blount International (a) (b)	3,696	42
Blue Nile (a) (b)	1,353	102
Bluegreen (a)	2,437	21
BLYTH	2,331	52
Bob Evans Farms	3,281	106
Bon-Ton Stores (b)	939	24
Books-A-Million	1,464	23
Borders Group (b)	5,370	88
Brookfield Homes (b)	1,212	26
Brown Shoe	4,135	87
Buckle	1,238	43
Buffalo Wild Wings (a)	1,620	70
Build-A-Bear Workshop (a) (b)	1,521	30
Building Materials Holding (b)	2,847	40
Cabelas (a)	2,984	61
Cache (a)	1,342	23
California Pizza Kitchen (a)	2,666	51
Callaway Golf	6,616	107
Capella Education Company (a)	985	44
Carmike Cinemas (b)	1,203	22
Carrols Restaurant Group (a)	912	11
Carters (a) (b)	4,567	97
Casual Male Retail Group (a)	2,913	30
Catalina Marketing, Class C (b)	3,337	101
Cato, Class A	2,967	61
CBRL Group (b)	2,417	93
CEC Entertainment (a)	2,624	77
Champion Enterprises (a) (b)	7,038	82
Charlotte Russe Holding (a)	2,320	41
Charming Shoppes (a)	11,352	112
Charter Communications, Class A (a) (b)	37,736	153
Cherokee	764	27
Children's Place Retail Stores (a) (b)	2,062	70
Chipotle Mexican Grill, Class B (a)	3,006	244
Christopher & Banks (b)	3,319	50
Churchill Downs	783	36
Cinemark Holdings (a) (b)	2,567	42
Citadel Broadcasting	16,706	84
Citi Trends (a) (b)	1,271	42
CKE Restaurants (b)	5,781	100
CKX (a) (b)	4,371	54
Coinmach Service	2,558	34
Coinstar (a)	2,654	82
Columbia Sportswear (b)	1,074	67
Conn's (a) (b)	806	20
Cooper Tire & Rubber (b)	5,461	126
Core Mark Holding (a)	801	25
Corinthian Colleges (a)	7,945	107
Courier	1,043	39
Cox Radio (a)	3,049	39
Crown Media Holdings, Class A (a) (b)	2,148	15
CSK Auto (a)	4,308	59
CSS Industries	712	26
Cumulus Media, Class A (a)	3,361	36
Deb Shops	188	5
Deckers Outdoor (a)	1,126	116
Denny's (a)	10,082	40
DeVry (b)	5,497	178
DG Fastchannel (a)	1,213	22
Domino's Pizza (b)	3,729	71
Dover Downs Gaming & Entertainment	1,280	15
Dress Barn (a) (b)	4,467	81
Drew Industries (a) (b)	1,723	60
DSW (a) (b)	1,437	48
Eddie Bauer (a) (b)	2,792	34
Emmis Communications, Class A	2,918	21
Entercom Communications (b)	3,001	68
Entravision Communications (a)	6,791	64
Ethan Allen Interiors (b)	2,427	83
Exide Technologies (a) (b)	5,567	41
Finish Line, Class A	4,456	30
Fisher Communications (a)	548	25
Fleetwood Enterprises (a) (b)	6,326	60
Fossil (a)	4,001	102
Fred's	3,674	44
Furniture Brands International	4,433	49
Gaiam (a) (b)	1,680	27
Gander Mountain (a) (b)	462	5
Gatehouse Media (b)	30	1
Gaylord Entertainment (a) (b)	3,896	195
Gemstar-TV Guide International (a)	22,961	132
Genesco (a) (b)	2,087	106
GenTek (a)	1,055	31
G-iii Apparel Group (a)	1,193	19
Global Sources (a)	1,441	27
Gray Television	4,036	32
Great Wolf Resorts (a)	2,676	35
Group 1 Automotive (b)	2,226	84
GSI Commerce (a) (b)	1,832	41
Guitar Center (a)	2,709	157
Gymboree (a) (b)	3,128	135
Harris Interactive (a)	4,835	22
Haverty Furniture (b)	2,038	23
Hayes Lemmerz International (a)	8,714	42
Heelys (a) (b)	625	14
Helen of Troy (a)	2,779	62
Hibbett Sports (a) (b)	2,898	74
Home Solutions of America (a) (b)	3,616	17
Hooker Furniture	926	19
Hot Topic (a)	4,343	39
Hovnanian Enterprises, Class A (a) (b)	3,432	45
Iconix Brand Group (a) (b)	4,649	92
IHOP (b)	1,612	105
Insight Enterprises (a) (b)	4,433	100
Interactive Data	3,166	87
Interface, Class A (b)	4,775	88
INVESTools (a) (b)	4,796	48
iRobot (a) (b)	1,034	18
Isle of Capri Casinos (a) (b)	1,485	32
J. Crew Group (a) (b)	3,572	180
Jack in the Box (a)	2,871	184
JAKKS Pacific (a)	2,730	65
Jamba (a) (b)	4,770	38
Jo-Ann Stores (a)	2,365	56
Jos. A. Bank Clothiers (a) (b)	1,776	61
Journal Communications, Class A	3,905	41
K2 (a)	4,609	67
Kellwood	2,385	61
Kenneth Cole Productions	902	19
Keystone Automotive Industries (a) (b)	1,499	70
Kimball International	1,916	25
Knology (a)	2,387	37
Krispy Kreme Doughnuts (a) (b)	5,859	40
K-Swiss, Class A	2,505	56
Lakes Entertainment (a) (b)	1,634	18
Landry's Restaurants	1,610	43
La-Z-Boy (b)	4,711	47
LeapFrog Enterprises (a) (b)	3,420	31
Lear (a) (b)	7,033	236
Lee Enterprises	4,223	74
Libbey (b)	1,321	26
Life Time Fitness (a) (b)	2,955	152
Lifetime Brands (b)	1,164	23
Lin TV, Class A (a)	2,501	38
Lithia Motors	1,630	34
Live Nation (a)	6,163	122
LKQ (a) (b)	4,619	131
LodgeNet Entertainment (a)	2,084	65
Lodgian (a)	1,720	22
M/I Homes (b)	1,107	27
Maidenform Brands (a)	2,108	38
Marcus	1,941	38
Marine Products	1,449	13
MarineMax (a) (b)	1,435	27
Martha Stewart Living (b)	2,462	33
Marvel Entertainment (a) (b)	4,866	118
Matthews International, Class A	3,101	119
McCormick & Schmick's Seafood Restaurants (a)	1,002	24
Media General, Class A	2,028	57
Mediacom Communications (a)	5,449	49
Men's Wearhouse (b)	4,736	234
Meritage Homes (a) (b)	2,276	44
Midas (a) (b)	1,699	31
Modine Manufacturing	2,973	76
Monaco Coach	2,895	40
Monarch Casino & Resort (a)	1,007	28
Monro Muffler Brake	1,100	37
Morgans Hotel Group (a) (b)	1,859	36
Morningstar (a) (b)	1,453	71
Mortons Restaurant Group (a)	387	7
Movado Group	1,578	45
MTR Gaming Group (a)	1,880	24
Multimedia Games (a) (b)	2,708	28
National Cinemedia (a)	2,917	73
National Presto Industries	428	24
Nautilus (b)	2,893	28
Netflix (a) (b)	4,281	74
New York & Company (a)	2,209	22
Nexstar Broadcasting Group (a)	975	10
Noble International	1,129	21
Oakley (b)	2,345	66
O'Charleys (b)	2,439	43
Overstock.com (a) (b)	1,510	28
Oxford Industries	1,516	61
P.F. Chang's China Bistro (a) (b)	2,365	77
Pacific Sunwear of California (a) (b)	6,440	116
Palm Harbor Homes (a) (b)	1,060	14
Papa John's International (a) (b)	1,973	54
Payless ShoeSource (a)	5,987	159
Pep Boys - Manny, Moe & Jack	3,863	65
Perry Ellis International (a)	1,055	32
PetMed Express (a)	1,938	28
Pier 1 Imports (b)	8,098	53
Pinnacle Entertainment (a)	5,474	145
Playboy Enterprises, Class B (a)	2,269	25
Polaris Industries (b)	3,280	162
Premier Exibitions (a) (b)	2,682	44
Prestige Brand Holdings (a) (b)	3,069	38
Priceline.com (a) (b)	3,475	222
PRIMEDIA (a) (b)	24,258	57
Quiksilver (a) (b)	11,841	152
Radio One (a)	7,016	43
RARE Hospitality International (a) (b)	2,821	76
Raser Technologies (a) (b)	2,851	31
RC2 (a) (b)	1,943	69
RCN (a)	2,496	45
Red Robin Gourmet Burgers (a) (b)	1,683	65
Regis	4,063	142
Rent-A-Center (a) (b)	6,453	125
Retail Ventures (a)	2,358	31
Riviera Holdings (a)	965	29
Ruby Tuesday (b)	4,980	111
Russ Berrie and Company (a)	1,524	23
Ruth's Chris Steak House (a)	1,802	30
Salem Communications	843	7
Sally Beauty Holdings	8,583	69
Sauer-Danfoss	1,100	30
Scholastic (a)	3,157	102
Sealy (b)	4,101	62
Select Comfort (a) (b)	4,521	72
Shoe Carnival (a)	870	19
Shuffle Master (a) (b)	3,420	50
Shutterfly (a)	1,339	34
Sinclair Broadcast Group, Class A (b)	4,585	60
Six Flags (a) (b)	6,995	27
Skechers U.S.A. (a) (b)	1,870	39
Skyline	671	19
Smith & Wesson (a) (b)	3,013	57
Sonic Automotive, Class A	2,843	78
Sonic (a)	5,804	120
Source Interlink Companies (a) (b)	3,515	15
Spanish Broadcasting System (a)	3,696	12
Spartan Motors	2,953	36
Speedway Motorsports	1,277	47
Stage Stores	4,230	75
Stamps.com (a)	1,597	18
Standard Motor Products	1,444	18
Standard-Pacific (b)	5,938	88
Steak 'N Shake (a)	2,672	40
Stein Mart	2,713	29
Steiner Leisure (a)	1,566	66
Steinway Musical Instruments	851	28
Steven Madden	2,047	58
Stoneridge (a)	1,302	17
Strayer Education (b)	1,411	214
Stride Rite	3,611	74
Sturm, Ruger & Company (a)	2,077	41
Sun-Times Media Group	6,396	27
Superior Industries International (b)	1,550	29
Syntax Brillian (a) (b)	5,260	35
Systemax (b)	949	20
Talbots (b)	2,125	49
Tarragon Realty Investors (a)	1,203	5
Tempur-Pedic International (b)	7,611	237
Tenneco Automotive (a)	4,438	157
Texas Roadhouse, Class A (a)	5,257	62
Timberland, Class A (a)	4,330	103
TiVo (a)	7,852	43
Town Sports International Holdings (a)	1,490	25
Triarc, Class B (b)	5,425	78
True Religion Apparel (a) (b)	1,361	25
Trump Entertainment Resorts (a)	3,004	20
Tuesday Morning (b)	2,842	33
Tupperware	5,563	145
Tween Brands (a) (b)	2,814	108
Under Armour (a) (b)	2,148	132
UniFirst	1,031	39
Universal Electronics (a)	1,370	48
Vail Resorts (a) (b)	2,977	159
Valassis Communications (a)	4,391	52
ValueVision Media (a)	2,437	22
VistaPrint (a) (b)	3,957	135
Visteon (a) (b)	12,589	81
Volcom (a)	1,355	48
Warnaco Group, Class A (a) (b)	4,246	153
WCI Communities (a)	2,832	25
West Marine (a)	1,439	23
Westwood One (b)	6,384	34
Wet Seal, Class A (a)	7,734	36
Weyco Group	236	6
Winnebago Industries (b)	2,898	78
WMS Industries (a)	3,678	96
Wolverine World Wide (b)	4,995	135
World Wrestling Entertainment	2,097	31
Xerium Technologies	1,754	11
Zale (a)	4,491	95
Zumiez (a) (b)	1,489	55
		19,046
Consumer Staples - 2.9%
Alico	408	20
Alliance One International (a)	9,526	82
American Dairy (a)	595	11
American Oriental Bioengineering (a)	4,614	33
Arden Group, Class A	128	16
Boston Beer, Class A (a)	565	23
Cadiz (a)	1,089	19
Cal-Maine Foods (b)	1,155	21
Casey's General Stores	4,633	116
Central European Distribution (a) (b)	2,968	122
Central Garden & Pet, Class A (a) (b)	5,782	71
Chattem (a) (b)	1,555	87
Chiquita Brands International (b)	3,893	68
Coca-Cola Bottling	491	26
Darling International (a)	6,972	58
Elizabeth Arden (a)	2,236	48
Farmer Brothers (b)	747	15
Flowers Foods	7,038	144
Fresh Del Monte Produce (b)	2,604	67
Great Atlantic & Pacific Tea (a) (b)	1,800	52
Green Mountain Coffee Roasters (a)	1,713	51
Hain Celestial Group (a)	3,015	82
Imperial Sugar (b)	1,167	31
Ingles Markets, Class A	1,157	34
Inter Parfums	546	12
J&J Snack Foods	1,380	48
Jones Soda (a) (b)	2,259	32
Lancaster Colony	2,003	78
Lance	2,843	72
Longs Drug Stores	3,022	146
M & F Worldwide (a)	1,078	63
Mannatech (b)	1,753	16
Maui Land & Pineapple (a)	476	15
MGP Ingredients	986	16
Nash-Finch (b)	1,230	50
National Beverage (a)	996	10
Nu Skin Enterprises, Class A	4,613	72
Pantry (a)	2,099	73
Pathmark Stores (a)	2,943	36
Peets Coffee & Tea (a) (b)	1,360	33
Performance Food Group (a) (b)	3,240	93
Pilgrim's Pride (b)	3,890	131
Playtex Products (a)	5,168	93
PriceSmart	925	21
Ralcorp Holdings (a)	2,605	135
Reddy Ice Holdings	1,277	38
Revlon (a)	21,633	23
Ruddick (b)	3,526	98
Sanderson Farms	1,551	62
Seaboard	35	70
Spartan Stores	2,257	66
Spectrum Brands (a) (b)	3,562	16
Synutra International (a) (b)	367	7
Tiens Biotech Group USA (a) (b)	625	2
Tootsie Roll Industries (b)	3,248	81
Topps	4,116	40
Treehouse Foods (a)	2,854	64
United Natural Foods (a) (b)	3,926	107
Universal	2,395	132
USANA Health Sciences (a) (b)	774	31
Vector Group	2,721	58
Village Super Market	340	16
WD-40 Company	1,613	54
Weis Markets	834	33
Wild Oats Markets (a)	3,416	55
Winn Dixie Stores (a) (b)	3,139	84
		3,679
Energy - 5.1%
Allis Chalmers Energy (a) (b)	2,316	56
Alon USA Energy	958	34
Arena Resources (a) (b)	1,103	60
Arlington Tankers	58	2
Atlas America	2,166	105
ATP Oil & Gas (a) (b)	1,974	90
Atwood Oceanics (a) (b)	2,800	192
Aventine Renewable Energy (a) (b)	2,748	44
Basic Energy Services (a)	3,747	79
Berry Petroleum, Class A	3,472	129
Bill Barrett (a) (b)	2,941	101
Bois D' Arc Energy (a)	1,447	24
BPZ Energy (a) (b)	4,147	18
Brigham Exploration (a)	4,699	23
Bristow Group (a)	1,855	88
Bronco Drilling (a) (b)	2,385	35
Cal Dive (a) (b)	2,049	31
Callon Petroleum (a)	2,099	29
Carbo Ceramics (b)	1,924	87
Carrizo Oil & Gas (a) (b)	2,168	79
Clayton Williams Energy (a)	521	12
Complete Production Services (a)	3,919	91
Comstock Resources (a)	4,227	114
Contango Oil & Gas Company (a)	1,202	42
Crosstex Energy (b)	2,491	72
Dawson Geophysical (a)	777	42
Delek US Holdings	1,078	29
Delta Petroleum (a) (b)	6,021	100
Dril-Quip (a)	2,287	110
Edge Petroleum (a) (b)	2,609	32
Encore Acquisition (a) (b)	4,943	128
Energy Partners (a)	2,590	41
Evergreen Energy (a) (b)	7,671	28
EXCO Resources (a)	5,372	94
FX Energy (a)	3,274	24
General Maritime (b)	2,624	68
GeoGlobal Resources (a) (b)	3,096	11
Geokinetics (a)	626	13
Geomet (a)	1,658	10
GMX Resources (a) (b)	909	29
Golar LNG	3,199	56
Goodrich Petroleum (a) (b)	1,299	39
Grey Wolf (a)	18,858	140
Gulf Island Fabrication (b)	665	23
GulfMark Offshore (a)	1,686	79
Gulfport Energy (a)	1,811	34
Hanover Compressor (a) (b)	8,488	202
Harvest Natural Resources (a) (b)	3,443	39
Hercules Offshore (a) (b)	2,094	63
Horizon Offshore (a)	2,996	55
Hornbeck Offshore Services (a) (b)	2,222	96
Input/Output (a) (b)	6,519	93
International Coal Group (a) (b)	10,899	44
Kayne Anderson Energy (b)	917	24
Knightsbridge Tankers (b)	1,569	43
Lufkin Industries	1,456	86
Mariner Energy (a)	7,134	151
MarkWest Hydrocarbon	615	33
Matrix Service (a)	2,126	49
McMoRan Exploration (a) (b)	2,402	34
Meridian Resource (a)	8,478	23
Natco Group (a) (b)	1,510	70
Newpark Resources (a)	8,245	52
NGP Capital Resources	1,712	27
Nova Biosource Fuels (a)	2,875	7
NTR Acquisition (a) (b)	2,385	23
Oil States International (a) (b)	4,799	210
Oilsands Quest (a)	9,903	44
Pacific Ethanol (a) (b)	3,263	41
Parallel Petroleum (a) (b)	3,708	76
Parker Drilling (a)	10,452	98
Penn Virginia (b)	3,668	142
Petrocorp, Escrow Shares (a) (b) (c)	2,040	-
Petrohawk Energy (a) (b)	15,552	233
Petroleum Development (a)	1,420	57
PetroQuest Energy (a)	4,409	55
PHI (a)	1,249	37
Pioneer Drilling (a)	4,273	54
Rentech (a) (b)	14,276	29
Resource America, Class A	1,211	18
Rosetta Resources (a)	4,863	88
RPC	3,146	38
Ship Finance International (b)	2,889	81
Stone Energy (a)	2,584	84
SulphCo (a) (b)	3,593	12
Superior Offshore International (a)	933	15
Superior Well Services (a)	1,080	21
Swift Energy (a) (b)	2,742	117
T-3 Energy Services (a)	497	17
Toreador Resources (a)	1,189	15
Trico Marine Service (a) (b)	874	31
TXCO Resources (a)	3,013	30
Union Drilling (a)	893	14
Universal Compression Holdings (a)	2,881	210
US BioEnergy (a)	1,060	11
Vaalco Energy (a)	5,952	28
Venoco (a)	1,144	20
VeraSun Energy (a) (b)	3,026	43
Warren Resources (a) (b)	5,510	60
W-H Energy Services (a)	2,790	179
Whiting Petroleum (a)	3,558	146
Willbros Group (a)	2,388	75
World Fuel Services	2,667	109
		6,519
Financials - 18.9%
1st Source	1,166	24
21st Century Insurance Group	3,034	66
Abington Bancorp	962	9
ACA Capital Holdings (a) (b)	751	4
Acadia Realty Trust - REIT	2,973	68
Accredited Home Lenders Holdings (a)	1,961	20
Advance America Cash Advance Centers	6,119	90
Advanta, Class B	3,044	78
Affordable Residential Communities - REIT (a) (b)	4,528	51
Agree Realty - REIT	368	11
Alabama National BanCorporation (b)	1,469	78
Alesco Financial	5,085	24
Alexander's - REIT (a) (b)	227	80
Alexandria Real Estate Equities - REIT (b)	2,329	201
Alfa	3,445	61
AMCORE Financial	2,238	54
American Campus Communities - REIT (b)	1,617	41
American Equity Investment Life Holding (b)	5,711	65
American Financial Realty Trust - REIT	12,287	108
American Home Mortgage Investment - REIT (b)	4,324	5
American Physicians Capital (a)	1,118	42
American West Bancorp	1,111	17
Ameris Bancorp	1,239	22
Amerisafe (a)	1,723	29
Amtrust Financial Services	2,347	34
Anchor Bancorp (b)	1,921	43
Anthracite Capital - REIT	6,106	57
Anworth Mortgage Asset - REIT (b)	5,669	45
Apollo Investment (b)	7,623	161
Arbor Realty Trust - REIT	918	18
Ares Capital (b)	4,138	65
Argonaut Group (b)	3,211	88
Ashford Hospitality Trust - REIT (b)	10,140	104
Aspen Insurance	8,083	198
Assured Guaranty	6,216	151
Asta Funding (b)	1,139	41
Baldwin & Lyons, Class B	905	23
BancFirst	731	30
Banco Latinoamericano de Exportaciones	2,496	46
Bancorp Bank (a)	1,104	20
Bank Mutual	5,073	53
Bank of the Ozarks	1,551	44
BankAtlantic Bancorp, Class A	4,612	40
BankFinancial	1,730	24
BankUnited Financial, Class A (b)	2,794	47
Banner	1,220	37
Berkshire Hills Bancorp (b)	726	19
BioMed Realty Trust - REIT (b)	6,215	136
Boston Private Financial (b)	3,392	86
Brookline Bancorp (b)	5,782	59
Calamos Asset Management	2,561	63
Capital City Bank Group (b)	1,449	43
Capital Corporation of the West	1,032	18
Capital Lease Funding - REIT	3,230	30
Capital Southwest (b)	304	41
Capital Trust - REIT	1,497	46
Capitol Bancorp (b)	1,428	32
Cascade Bancorp (b)	2,280	50
Cash America International (b)	2,723	100
Cathay General Bancorp (b)	4,770	146
CBRE Realty Finance - REIT	1,153	11
Cedar Shopping Centers - REIT (b)	4,180	53
Centennial Bank Holdings (a)	4,998	33
Center Financial	1,375	20
Centerline Holdings (b)	5,382	67
Central Pacific Financial	2,818	80
Chemical Financial (b)	2,275	50
Chittenden	4,228	141
Citizens Banking (b)	6,942	112
Citizens (a) (b)	1,692	9
City Bank (b)	1,284	31
City Holdings	1,907	63
Clayton Holdings (a)	890	8
Clifton Savings Bancorp	2,036	20
CNA Surety (a)	1,651	28
CoBiz (b)	1,846	29
Cohen & Steers (b)	1,571	54
Columbia Banking System	1,656	42
Commerce Group (b)	5,058	145
Community Bancorp - Nevada (a)	218	5
Community Bank System	3,220	58
Community Banks (b)	2,387	62
Community Trust Bancorp	1,395	40
Compass Diversified Trust	1,940	30
CompuCredit (a) (b)	1,865	49
Consolidated-Tomoka Land	558	35
Corporate Office Properties Trust - REIT (b)	3,730	141
Corus Bankshares (b)	3,569	58
Cousins Properties - REIT (b)	3,768	97
Cowen Group (a)	1,449	21
Crawford & Company	1,640	10
Credit Acceptance (a)	469	12
Crescent Real Estate Equities - REIT	7,213	163
Crystal River Capital - REIT	2,292	40
CVB Financial	6,081	60
DCT Industrial Trust - REIT	14,955	147
Deerfield Triarc Capital - REIT (b)	4,236	46
Delphi Financial Group, Class A	3,982	160
Delta Financial	1,515	15
DiamondRock Hospitality - REIT (b)	7,386	124
Digital Realty Trust - REIT (b)	4,886	162
Dime Community Bancshares	3,192	36
Dollar Financial (a)	1,471	37
Donegal Group, Class A	1,616	23
Downey Financial (b)	1,684	90
EastGroup Properties - REIT (b)	2,177	90
Education Realty Trust - REIT	2,645	35
eHealth (a) (b)	558	11
EMC Insurance Group	583	14
Employers Holdings	3,225	59
Encore Capital Group (a)	1,474	15
Energy Infrastructure Acquisition (a) (b)	2,046	20
Enstar Group (b)	643	68
Enterprise Financial Services (b)	999	20
Entertainment Properties Trust - REIT (b)	2,444	109
Epoch Holdings (a)	797	13
Equity Inns - REIT	5,047	113
Equity Lifestyle Properties - REIT (b)	2,169	98
Equity One - REIT (b)	4,053	94
eSpeed, Class A (a)	2,505	20
Evercore Partners	804	19
Extra Space Storage - REIT (b)	5,489	77
Ezcorp (a)	3,664	44
F.N.B. (b)	5,535	83
FBL Financial Group, Class A	922	32
Fcstone Group (a)	538	26
Federal Agricultural Mortgage, Class C	1,189	33
FelCor Lodging Trust - REIT (b)	5,480	120
Financial Federal (b)	2,491	71
First Acceptance (a)	1,941	17
First Bancorp - North Carolina	1,267	23
First Bancorp of Puerto Rico (b)	7,238	67
First Busey	1,472	29
First Cash Financial Services (a)	2,408	52
First Charter (b)	3,188	59
First Commonwealth Financial - Pennsylvania (b)	6,786	64
First Community Bancorp	1,945	98
First Community Bancshares - Nevada	982	26
First Financial - Indiana (b)	1,210	28
First Financial Bancorp - Ohio	3,385	41
First Financial Bankshares (b)	2,027	73
First Financial Holdings	1,377	37
First Indiana	1,313	41
First Industrial Realty Trust - REIT (b)	4,162	161
First Merchants	1,679	34
First Mercury Financial (a)	1,133	22
First Midwest Bancorp (b)	4,559	150
First Niagara Financial Group (b)	10,931	141
First Place Financial	1,642	26
First Potomac Realty Trust - REIT (b)	2,080	41
First Regional Bancorp (a)	929	20
First Republic Bank - California	2,377	130
First South Bancorp (b)	406	10
First State Bancorp - New Mexico	1,648	28
FirstBank, Fractional Shares (a) (c)	0.29	-
FirstFed Financial (a) (b)	1,689	76
FirstMerit	7,382	135
Flagstar Bancorp (b)	3,955	42
Flushing Financial	2,439	36
FPIC Insurance Group (a)	1,136	40
Franklin Bank (a)	1,304	14
Franklin Street Properties - REIT (b)	5,302	81
Freedom Acquisition Holdings (a) (b)	5,127	54
Fremont General (b)	6,213	36
Friedman Billings Ramsey Group - REIT (b)	14,406	71
Frontier Financial (b)	3,591	77
GAMCO Investors	484	25
Getty Realty - REIT	2,175	55
GFI Group (a) (b)	1,232	92
Glacier Bancorp	4,919	94
Gladstone Capital (b)	1,349	27
Glimcher Realty Trust - REIT	3,604	77
GMH Communities Trust - REIT	3,072	26
Gramercy Capital - REIT	1,222	30
Great American Financial Resources	827	20
Great Southern Bancorp (b)	1,161	29
Greater Bay Bancorp	4,688	126
Greene County Bancshares	401	13
Greenhill & Company (b)	1,821	106
Grubb & Ellis (a)	1,449	14
Hallmark Financial Services (a)	379	5
Hancock Holding (b)	2,453	87
Hanmi Financial	4,137	60
Harleysville Group	1,584	44
Harleysville National	2,656	39
Healthcare Realty Trust - REIT (b)	4,443	103
Heartland Financial USA	1,422	24
Hercules Technology Growth Capital (b)	2,118	26
Heritage Commerce	1,355	27
Hersha Hospitality Trust - REIT	3,950	41
HFF (a)	1,466	18
Highwoods Properties - REIT (b)	5,317	173
Hilb, Rogal & Hobbs	3,363	146
Home Properties - REIT (b)	3,314	153
Horace Mann Educators (b)	4,768	85
Horizon Financial	1,409	28
IBERIABANK	1,097	46
IMPAC Mortgage Holdings - REIT (b)	7,487	19
Independence Holdings	669	12
Independent Bank - Michigan	2,070	25
Independent Bank (b)	1,482	40
Infinity Property & Casualty	1,778	78
Inland Real Estate - REIT (b)	5,327	81
Integra Bank	1,815	33
Interactive Brokers Group (a)	3,667	89
International Bancshares	4,438	98
International Securities Exchange	3,565	234
Investors Bancorp (a) (b)	3,982	48
Investors Real Estate Trust - REIT (b)	4,580	44
IPC Holdings	5,838	145
Irwin Financial	1,843	22
ITLA Capital	645	27
James River Group	943	31
JER Investment Trust - REIT	1,874	21
Kansas City Life Insurance	60	2
KBW (a) (b)	2,683	67
Kearny Financial	1,963	23
Kite Realty Group Trust - REIT	2,652	42
KNBT Bancorp	2,849	37
Knight Capital Group, Class A (a) (b)	9,665	137
Kohlberg Capital	1,312	20
LaBranche (a) (b)	5,215	34
Ladenburg Thalman Financial Services (a) (b)	8,982	15
Lakeland Bancorp	2,135	24
Lakeland Financial	1,186	27
LandAmerica Financial Group (b)	1,569	120
LaSalle Hotel Properties - REIT (b)	3,818	153
Lexington Corporate Properties Trust - REIT (b)	6,547	124
LTC Properties - REIT (b)	1,977	40
Luminent Mortgage Capital - REIT (b)	4,710	35
Macatawa Bank	2,010	23
MAF Bancorp	3,022	159
Maguire Properties - REIT (b)	3,777	108
MainSource Financial Group	1,403	22
Marathon Acquisition (a)	3,471	27
MarketAxess Holdings (a) (b)	2,918	48
Max Capital Hamilton	5,531	144
MB Financial (b)	2,797	89
MCG Capital (b)	4,745	69
Meadowbrook Insurance Group (a)	2,599	23
Medical Properties Trust - REIT (b)	3,089	35
Meruelo Maddux Properties (a)	3,510	23
MFA Mortgage Investments - REIT	9,190	65
Mid-America Apartment Communities - REIT	2,068	93
Midland	1,131	54
Midwest Banc Holdings	1,484	21
Mission West Properties	1,707	22
Montpelier Holdings	10,251	162
Move (a)	9,856	33
MVC Capital	2,225	36
Nara Bancorp	2,094	31
NASB Financial	441	13
National Financial Partners (b)	3,826	177
National Health Investors - REIT	2,136	68
National Interstate (b)	487	12
National Penn Bancshares (b)	4,908	73
National Penn Bancshares, Fractional Share (a) (c)	0.50	-
National Retail Properties - REIT (b)	5,971	129
National Western Life Insurance, Class A	207	49
Nationwide Health Properties - REIT (b)	7,550	180
Navigators Group (a)	1,185	62
NBT Bancorp	3,119	56
Nelnet, Class A	1,606	28
NewAlliance Bancshares (b)	10,799	146
Newcastle Investment - REIT (b)	4,029	73
Newstar Financial (a)	1,267	16
Nexcen Brands (a)	3,855	33
NorthStar Realty Finance - REIT	5,745	58
Northwest Bancorp (b)	1,845	48
Novastar Financial - REIT (b)	898	9
NYMAGIC (b)	432	16
Ocwen Financial (a)	3,645	40
Odyssey RE Holdings	2,598	91
Ohio Casualty	5,869	255
Old National Bancorp (b)	6,092	88
Old Second Bancorp	1,511	42
Omega Financial	1,160	28
OMEGA Healthcare Investors - REIT (b)	5,774	75
optionsXpress Holdings (b)	4,006	100
Oriental Financial Group	2,365	21
Pacific Capital Bancorp	4,313	90
Park National (b)	1,111	88
Parkway Properties - REIT	1,595	65
Partners Trust Financial Group	4,182	50
Patriot Capital Funding	1,674	21
PennantPark Investment (a)	1,834	24
Pennsylvania - REIT	2,947	115
Penson Worldwide (a)	1,334	24
Peoples Bancorp - Ohio	1,222	27
PFF Bancorp	2,018	34
Phoenix Companies (b)	10,464	144
Pinnacle Financial Partners (a) (b)	1,134	27
Piper Jaffray Companies (a)	1,828	88
Platinum Underwriters Holdings	5,489	182
PMA Capital (a)	3,171	28
Post Properties - REIT	4,002	176
Potlatch - REIT (b)	3,800	166
Presidential Life	1,981	32
Primus Guaranty (a) (b)	4,129	39
PrivateBancorp (b)	1,744	47
ProAssurance (a) (b)	2,895	143
Prospect Capital Corporation	1,823	28
Prosperity Bancshares (b)	2,869	81
Provident Bankshares (b)	2,957	85
Provident Financial Services	6,041	85
Provident New York Bancorp	4,049	55
PS Business Parks - REIT	1,570	80
PXRE Group (a)	5,546	23
QC Holdings	687	9
Quadra Realty Trust (a)	1,618	14
RAIT Financial Trust - REIT (b)	5,476	57
Ramco-Gershenson Properties Trust - REIT	2,078	67
Realty Income - REIT (b)	7,848	184
Redwood Trust - REIT (b)	2,159	62
Renasant	1,526	29
Republic Bancorp - Kentucky, Class A	979	15
Republic Property Trust - REIT	2,677	38
Resource Capital Corporation	2,020	19
RLI	2,209	128
Rockville Financial	1,178	17
S&T Bancorp	2,275	71
Safety Insurance Group	1,413	47
Sanders Morris Harris Group	1,728	17
Sandy Spring Bancorp (b)	1,544	42
Santander Bancorp	403	5
Saul Centers - REIT (b)	1,077	47
SCBT Financial	936	27
Scottish Group (a) (b)	6,236	26
SeaBright Insurance Holdings (a)	1,643	30
Seacoast Banking (b)	1,666	27
Security Bank (b)	1,289	18
Security Capital Assurance	2,186	51
Selective Insurance Group (b)	5,664	116
Senior Housing Properties Trust - REIT (b)	6,521	113
Sierra Bancorp	444	12
Signature Bank (a) (b)	2,581	80
Simmons First National, Class A	1,296	30
South Financial Group (b)	6,800	147
Southside Bancshares (b)	1,182	23
Southwest Bancorp - Oklahoma	1,500	30
Sovran Self Storage - REIT (b)	1,888	81
State Auto Financial	1,613	42
Sterling Bancorp	2,045	30
Sterling Bancshares (b)	6,824	71
Sterling Financial - Pennsylvania	2,421	41
Sterling Financial - Washington (b)	4,540	103
Stewart Information Services	1,899	69
Stifel Financial (a) (b)	1,447	80
Strategic Hotels & Resorts - REIT (b)	6,914	147
Suffolk Bancorp	1,014	29
Sun Bancorp - New Jersey (a)	1,591	24
Sun Communities - REIT (b)	2,100	57
Sunstone Hotel Investors - REIT (b)	5,487	136
Superior Bancorp (a) (b)	1,590	14
Susquehanna Bancshares (b)	4,782	83
SVB Financial (a) (b)	3,144	166
SWS Group	2,330	41
SY Bancorp (b)	1,341	31
Tanger Factory Outlet Centers - REIT (b)	3,573	119
Taylor Capital Group	549	15
Technology Investment Capital	1,541	21
Tejon Ranch (a) (b)	1,076	43
Texas Capital Bancshares (a)	2,482	49
Thomas Properties Group	2,178	30
Thomas Weisel Partners Group (a) (b)	1,978	28
TierOne	1,656	38
Tompkins Trustco (b)	895	28
Tower Group (b)	2,054	54
Tradestation Group (a)	2,652	28
Triad Guaranty (a) (b)	920	25
TriCo Bancshares	1,619	33
TrustCo Bank Corporation of New York (b)	6,889	64
Trustmark	4,488	112
UCBH Holdings (b)	9,162	151
UMB Financial (b)	2,331	87
Umpqua Holdings (b)	5,516	105
Union Bankshares	1,570	30
United American Indemnity (a)	2,262	49
United Bankshares	3,299	92
United Community Banks	3,309	78
United Community Financial	3,229	23
United Fire & Casualty	1,773	61
United Security Bancshares (b)	762	11
Universal American Financial (a)	3,909	78
Universal Health Realty Income Trust - REIT	1,463	43
Univest Corporation of Pennsylvania	1,367	26
Urstadt Biddle Properties, Class A - REIT	2,727	41
US Global Investors (b)	1,084	23
USB Holding (b)	1,331	32
USB Holding, Fractional Shares (a) (c)	0.10	-
U-Store-It Trust - REIT (b)	4,202	60
Virginia Commerce Bancorp (a) (b)	2,039	30
W Holding Company (b)	10,711	24
Waddell & Reed Financial, Class A (b)	8,315	210
Washington Real Estate Investment Trust (b) - REIT	4,131	123
Washington Trust Bancorp	1,508	36
WesBanco	1,917	42
West Coast Bancorp - Oregon	1,756	46
Westamerica Bancorporation (b)	2,756	113
Western Alliance Bancorp (a) (b)	901	24
Westfield Financial	1,508	14
Wilshire Bancorp	2,018	21
Winthrop Realty Trust - REIT (b)	3,976	26
Wintrust Financial	2,215	87
World Acceptance (a)	1,804	58
WP Stewart & Company (b)	883	10
WSFS Financial (b)	629	35
Yardville National Bancorp	997	33
Zenith National Insurance (b)	3,595	145
		24,270
Healthcare - 11.9%
Abaxis (a)	2,198	40
ABIOMED (a)	2,081	22
ACADIA Pharmaceuticals (a) (b)	2,852	40
Accuray (a) (b)	1,197	23
Acorda Therapeutics (a)	1,946	33
Adams Respiratory Therapeutics (a) (b)	3,266	121
Affymax (a)	137	3
Affymetrix (a) (b)	6,291	153
Air Methods (a)	1,072	41
Akorn (a) (b)	4,542	31
Albany Molecular Research (a)	2,376	35
Alexion Pharmaceuticals (a) (b)	3,214	187
Alexza Pharmaceuticals (a)	1,860	16
Align Technology (a) (b)	5,486	143
Alkermes (a)	9,221	131
Alliance Imaging (a)	1,826	16
Allos Therapeutics (a)	3,830	17
Allscripts Healthcare Solutions (a) (b)	5,076	115
Alnylam Pharmaceuticals (a) (b)	3,223	78
Alpharma, Class A	3,975	99
Altus Pharmaceuticals (a)	1,946	20
AMAG Pharmaceuticals (a)	1,306	70
Amedisys (a) (b)	2,432	92
American Dental Partners (a)	1,149	30
American Medical Systems (a) (b)	6,867	126
AMERIGROUP (a)	4,838	134
AMN Healthcare Services (a)	3,338	72
Amsurg, Class A (a) (b)	2,929	74
Analogic	1,279	85
AngioDynamics (a)	2,033	38
Animal Health International (a)	1,082	12
Applera (a) (b)	7,255	87
Apria Healthcare Group (a)	4,171	109
Arena Pharmaceuticals (a) (b)	5,397	62
Ariad Pharmaceuticals (a)	6,456	28
ArQule (a)	2,994	17
Array Biopharma (a) (b)	3,685	37
Arrow International	1,926	85
ArthroCare (a) (b)	2,643	134
Aspect Medical Systems (a)	1,734	24
Assisted Living Concept (a)	5,520	50
Auxilium Pharmaceuticals (a) (b)	2,508	44
Beijing Medical Pharmaceuticals (a)	2,443	22
Bentley Pharmaceuticals (a)	1,752	20
Biodel (a)	459	8
BioMarin Pharmaceutical (a) (b)	8,769	158
Biomimetic Therapeutics (a)	983	14
Bionovo (a) (b)	4,129	14
Bio-Rad Laboratories, Class A (a)	1,713	127
Bio-Reference Labs (a)	1,193	31
Bradley Pharmaceuticals (a)	1,492	24
Bruker BioSciences (a)	5,958	47
Cadence Pharmaceuticals (a)	1,482	18
Cantel Medical (a)	1,056	15
Capital Senior Living (a) (b)	2,246	20
Caraco Pharmaceutical Laboratories (a)	1,326	20
Cell Genesys (a) (b)	6,033	21
Centene (a) (b)	4,229	91
Cepheid (a)	5,051	75
Chemed	2,320	147
Computer Programs & Systems	820	22
Conceptus (a) (b)	2,354	38
CONMED (a) (b)	2,594	72
Corvel (a)	778	21
Cross Country Healthcare (a) (b)	2,940	48
CryoLife (a)	2,063	20
Cubist Pharmaceuticals (a) (b)	5,074	117
Cutera (a) (b)	1,242	28
CV Therapeutics (a) (b)	5,648	56
Cyberonics (a) (b)	2,119	30
Cynosure (a)	696	22
Cypress Bioscience (a) (b)	3,358	39
Cytokinetics (a)	3,196	16
Cytrx (a) (b)	7,960	24
Datascope	1,208	42
Dendreon (a) (b)	8,003	61
Digene (a)	1,809	111
Discovery Laboratories (a)	7,757	16
DJ Orthopedics (a) (b)	2,240	106
Durect (a) (b)	5,687	24
Eclipsys (a)	4,188	91
Emergency Medical Services (a)	851	33
Emeritus (a) (b)	511	13
Encysive Pharmaceuticals (a) (b)	5,796	11
Enzo Biochem (a)	2,661	34
Enzon (a) (b)	4,305	31
eResearch Technology (a)	3,591	34
ev3 (a) (b)	1,298	21
Exelixis (a)	8,703	84
FoxHollow Technologies (a)	2,035	52
Genomic Health (a) (b)	1,285	26
Gentiva Health Services (a)	2,639	53
Genvec (a)	6,075	11
Geron (a) (b)	6,732	42
Greatbatch (a)	2,145	67
GTx (a)	1,525	23
Haemonetics (a)	2,434	120
Halozyme Therapeutics (a)	5,904	47
Hansen Medical (a)	877	18
HealthExtras (a)	2,638	71
Healthsouth (a) (b)	7,220	114
HealthSpring (a)	4,385	75
Healthways (a) (b)	3,321	145
HMS Holdings (a)	1,925	37
Hologic (a) (b)	4,941	256
Human Genome Sciences (a) (b)	12,312	96
Hythiam (a) (b)	2,682	20
ICU Medical (a) (b)	1,184	39
Idenix Pharmaceuticals (a)	2,550	8
I-Flow (a) (b)	2,189	39
Illumina (a) (b)	4,915	224
Immucor (a)	6,316	197
Immunomedics (a) (b)	5,324	15
Incyte (a) (b)	8,227	44
Indevus Pharmaceuticals (a)	5,346	38
Integra LifeSciences (a) (b)	1,650	82
InterMune (a) (b)	2,641	56
Invacare (b)	2,639	54
inVentiv Health (a) (b)	2,789	99
Inverness Medical Innovations (a) (b)	4,271	207
Isis Pharmaceuticals (a) (b)	8,009	83
Javelin Pharmaceuticals (a)	3,898	17
Kendle International (a)	1,268	47
Kensey Nash (a) (b)	1,063	26
Keryx Biopharmaceuticals (a)	4,454	38
Kindred Healthcare (a)	2,772	74
Kosan Biosciences (a)	3,899	16
K-V Pharmaceutical, Class A (a) (b)	3,550	97
Kyphon (a) (b)	4,350	285
LCA-Vision	1,840	65
LHC Group (a) (b)	927	22
LifeCell (a) (b)	3,109	95
Ligand Pharmaceuticals	8,270	45
Luminex (a) (b)	3,303	39
Magellan Health Services (a)	3,588	150
MannKind (a) (b)	3,825	40
Martek Biosciences (a) (b)	2,958	76
Matria Healthcare (a) (b)	2,157	56
Maxygen (a)	2,706	22
Medarex (a) (b)	11,550	164
MedCath (a) (b)	851	26
Medical Action Industries (a)	1,423	28
Medicines (a) (b)	4,744	75
Medicis Pharmaceutical, Class A	5,121	146
Medivation (a)	1,957	32
Mentor (b)	3,573	141
Meridian Bioscience	2,902	65
Merit Medical Systems (a) (b)	2,618	29
Metabolix (a)	1,325	29
MGI Pharma (a) (b)	7,683	192
Micrus Endovascular (a)	1,376	32
Mine Safety Appliances (b)	2,580	118
Minrad International (a)	4,319	21
Molecular Insight Pharmaceuticals (a)	338	3
Molina Healthcare (a)	1,273	40
Momenta Pharmaceuticals (a) (b)	2,429	24
MWI Veterinary Supply (a)	396	15
Myriad Genetics (a) (b)	3,730	139
NABI Biopharmaceuticals (a)	5,902	25
Nastech Pharmaceutical (a) (b)	2,252	28
National Healthcare	635	33
Natus Medical (a) (b)	1,901	29
Nektar Therapeutics (a) (b)	8,408	64
Neurocrine Biosciences (a)	3,484	35
Neurogen (a)	2,902	12
Nighthawk Radiology Holdings (a) (b)	1,933	40
Northstar Neuroscience (a)	1,109	11
Novacea (a)	606	5
Noven Pharmaceuticals (a)	2,329	41
NuVasive (a) (b)	3,421	98
NxStage Medical (a) (b)	1,853	25
Obagi Medical Products (a)	212	4
Odyssey Healthcare (a)	3,400	37
Omnicell (a)	2,792	67
Omrix Biopharmaceuticals (a) (b)	1,257	36
Onyx Pharmaceuticals (a) (b)	4,523	126
Option Care	2,374	46
OraSure Technologies (a)	4,235	34
Orexigen Therapeutics (a)	669	10
Orthofix International (a)	1,517	65
OSI Pharmaceuticals (a) (b)	5,288	171
Osiris Therapeutics (a) (b)	1,172	14
Owens & Minor (b)	3,715	143
Pain Therapeutics (a)	3,266	27
Palomar Medical Technologies (a) (b)	1,713	55
Par Pharmaceutical Companies (a)	3,426	81
PAREXEL International (a)	2,757	111
Penwest Pharmaceuticals (a) (b)	2,136	27
Perrigo (b)	7,048	131
PharmaNet Development Group (a)	1,712	48
Pharmion (a) (b)	2,376	58
PolyMedica	2,221	90
Poniard Pharmaceuticals (a)	2,133	12
POZEN (a)	2,521	42
PRA International (a)	1,414	41
Progenics Pharmaceutical (a) (b)	2,302	49
Protalix Biotherapeutics (a) (b)	2,951	40
PSS World Medical (a) (b)	6,163	106
Psychiatric Solutions (a)	5,206	177
Quidel (a)	2,667	40
Radiation Therapy Services (a) (b)	1,269	36
Regeneration Technologies (a)	2,731	29
Regeneron Pharmaceutical (a) (b)	5,837	87
RehabCare Group (a)	1,533	22
Res-Care (a)	2,235	43
Rigel Pharmaceuticals (a)	2,621	21
Salix Pharmaceuticals (a) (b)	4,324	48
Santarus (a) (b)	4,712	23
Savient Pharmaceuticals (a)	5,125	61
Sciele Pharma (a) (b)	2,915	68
Seattle Genetics (a) (b)	3,827	36
Senomyx (a) (b)	3,080	34
Sirona Dental Systems (a) (b)	1,720	61
Sirtris Pharmaceuticals (a)	555	7
Skilled Healthcare Group (a)	2,054	29
Somaxon Pharmaceuticals (a)	932	9
Sonic Innovations (a)	2,419	20
SonoSite (a) (b)	1,681	48
Spectranetics (a) (b)	3,160	41
Stereotaxis (a)	2,403	31
STERIS	5,950	163
Stewart Enterprises, Class A (b)	9,121	64
Sun Healthcare Group (a)	3,938	53
Sunrise Senior Living (a)	4,100	163
SuperGen (a)	4,864	29
SurModics (a) (b)	1,392	64
Symbion (a)	1,444	31
Symmetry Medical (a) (b)	3,238	48
Tanox (a) (b)	2,393	47
Telik (a) (b)	5,139	14
Tercica (a)	3,023	15
Thoratec (a) (b)	5,046	98
Tomotherapy (a)	564	15
TriZetto Group (a) (b)	4,401	71
Trubion Pharmaceuticals (a)	472	8
United Therapeutics (a) (b)	1,906	132
Valeant Pharmaceuticals International (b)	8,714	137
Vanda Pharmaceuticals (a) (b)	2,438	46
Varian (a)	2,812	169
Ventana Medical Systems (a)	2,836	236
Verenium Corporation (a) (b)	2,633	16
ViroPharma (a)	6,401	82
Visicu (a)	1,408	10
Vital Images (a) (b)	1,300	25
Vital Signs	572	30
Vivus (a)	5,352	30
Volcano (a)	2,174	38
West Pharmaceutical Services	3,140	145
Wright Medical Group (a) (b)	3,189	77
XenoPort (a)	1,966	84
XOMA (a) (b)	12,077	25
Zoll Medical (a)	1,894	51
ZymoGenetics (a) (b)	3,875	45
		15,247
Industrials - 15.2%
3D Systems (a) (b)	1,395	28
A.O. Smith (b)	1,839	89
AAON	973	29
AAR (a) (b)	3,495	104
ABM Industries	4,068	102
ABX Air (a)	6,158	45
ACCO Brands (a) (b)	4,266	88
Accuride (a)	2,339	33
Actuant, Class A	2,643	161
Acuity Brands	3,983	235
Administaff	2,212	72
Advisory Board (a) (b)	1,875	97
Aecom Technology (a)	3,691	96
Aerovironment (a)	496	10
AirTran Holdings (a)	8,928	88
Alaska Air Group (a) (b)	3,878	90
Albany International, Class A (b)	2,628	99
Allegiant Travel (a)	289	9
Altra Holdings (a)	916	16
Amerco (a) (b)	1,009	64
American Commercial Lines (a)	6,039	134
American Ecology	1,487	30
American Railcar Industries (b)	933	32
American Reprographics (a) (b)	2,697	67
American Science & Engineering (a) (b)	954	53
American Superconductor (a) (b)	3,186	61
American Woodmark (b)	1,194	36
Ameron International (b)	859	84
Ampco-Pittsburgh	742	31
Amrep (b)	173	7
Apogee Enterprises	2,640	68
Applied Industrial Technology	3,949	112
ARGON ST (a)	1,320	28
Arkansas Best (b)	2,067	75
Arrowhead Research (a)	3,104	14
Asset Acceptance Capital (a)	1,552	22
Astec Industries (a) (b)	1,734	90
ASV (a) (b)	1,867	27
Atlas Air Worldwide Holdings (a)	1,223	66
AZZ (a)	1,068	38
Badger Meter (b)	1,228	41
Baldor Electric (b)	4,074	186
Barnes Group (b)	3,655	114
Barrett Business Services	720	18
Beacon Roofing Supply (a) (b)	4,059	61
BlueLinx Holdings	751	6
Bowne & Company (b)	2,952	51
Brady, Class A (b)	4,337	152
Briggs & Stratton (b)	4,535	129
Bright Horizons Family Solutions (a) (b)	2,398	93
Bucyrus International (b)	3,379	215
Builders FirstSource (a)	1,121	16
Cascade (b)	1,083	73
Casella Waste Systems (a) (b)	2,084	23
CBIZ (a)	5,386	37
CDI	885	25
Celadon Group (a)	1,999	30
Cenveo (a)	4,922	103
Ceradyne (a) (b)	2,493	186
Chart Industries (a)	1,159	32
Circor International	1,735	69
CLARCOR	4,753	165
Clean Harbors (a) (b)	1,520	73
Coleman Cable (a) (b)	769	19
Color Kinetics (a)	1,619	55
Columbus McKinnon (a)	1,726	44
Comfort Systems USA (b)	4,171	54
Commercial Vehicle Group (a)	2,177	32
COMSYS IT Partners (a)	1,572	29
Consolidated Graphics (a)	965	64
Cornell (a)	645	14
CoStar Group (a)	1,651	84
CPI	477	28
CRA International (a) (b)	1,098	52
Cubic	1,393	38
Curtiss-Wright	4,186	182
Deluxe (b)	4,759	180
Diamond Management & Technology Consultation	2,589	28
Dollar Thrifty Automotive (a)	2,173	80
Dycom Industries (a)	3,966	111
Dynamex (a)	1,396	34
Dynamic Materials	1,218	51
DynCorp International (a)	2,585	55
Eagle Bulk Shipping (b)	3,826	101
EDO (b)	1,649	55
EGL (a)	3,095	146
Electro Rent (a) (b)	1,588	22
EMCOR Group (a)	5,848	210
Encore Wire (b)	2,152	66
Energy Conversion Devices (a) (b)	3,631	108
EnerSys (a)	1,961	36
ENGlobal (a) (b)	1,665	18
Ennis Business Forms	2,693	54
EnPro Industries (a)	2,074	82
ESCO Technologies (a) (b)	2,379	86
Esterline Technologies (a)	2,345	109
Evergreen Solar (a) (b)	8,661	72
Exponent (a)	1,685	38
ExpressJet Holdings (a) (b)	4,746	25
Federal Signal	4,174	56
First Advantage (a)	357	7
Flow International (a)	3,417	32
Force Protection (a) (b)	6,241	98
Forward Air (b)	2,766	94
Franklin Electric (b)	1,769	82
FreightCar America (b)	1,183	56
FTD Group	1,647	27
FTI Consulting (a) (b)	3,913	161
FuelCell Energy (a) (b)	5,206	38
Fuel-Tech (a) (b)	1,587	44
G&K Services, Class A	1,973	74
Gehl Company (a)	690	18
Genco Shipping & Trading	1,629	92
GenCorp (a)	5,144	61
Genesee & Wyoming, Class A (a)	3,257	84
Genlyte Group (a) (b)	2,529	176
Geo Group (a)	4,765	132
Geoeye (a)	1,605	33
GEVITY HR	2,241	34
Global Cash Access Holdings (a)	3,239	44
Goodman Global (a) (b)	3,002	72
Gorman-Rupp	1,052	30
Granite Construction	3,407	221
Great Lakes Dredge & Dock (a)	231	2
Greenbrier Companies	1,332	44
Griffon (a)	2,734	48
H & E Equipment Services (a)	1,205	33
Hardinge	1,018	34
Healthcare Services Group	2,602	72
Heartland Express (b)	5,315	79
HEICO (b)	2,025	81
Heidrick & Struggles International (a) (b)	1,804	97
Herman Miller	5,823	178
Hexcel (a) (b)	8,648	188
Horizon Lines, Class A	3,084	89
Houston Wire & Cable (a) (b)	1,543	40
Hub Group (a) (b)	3,555	121
Hudson Highland Group (a)	2,313	38
Hurco (a)	512	24
Huron Consulting Group (a) (b)	1,790	122
ICT Group (a) (b)	700	11
IHS, Class A (a) (b)	2,798	133
II-VI (a) (b)	2,311	57
IKON Office Solutions (b)	9,860	137
Infrasource Services (a)	3,713	129
InnerWorkings (a) (b)	2,137	29
Innovative Solutions & Support (a)	1,156	21
Insituform Technologies, Class A (a) (b)	2,674	44
Insteel Industries	1,440	28
Integrated Electrical Services (a)	1,226	33
Interline Brands (a)	2,665	61
Ionatron (a) (b)	2,726	9
Jackson Hewitt Tax Service (b)	2,963	81
JetBlue Airways (a) (b)	16,373	161
Kadant (a)	1,278	34
Kaman	2,444	82
Kaydon (b)	2,680	143
Kelly Services, Class A	1,918	48
Kenexa (a) (b)	2,317	83
Kforce (a)	2,861	41
Knight Transportation (b)	5,631	99
Knoll	3,139	62
Korn/Ferry International (a)	4,083	97
Labor Ready (a)	4,257	100
Ladish (a) (b)	1,448	70
Lamson & Sessions (a) (b)	1,434	32
Lawson Products	438	15
Layne Christensen (a)	1,088	49
LB Foster (a)	1,054	32
LECG (a)	2,007	28
Lindsay Manufacturing	1,134	46
LSI Industries	2,083	35
Marten Transport (a)	1,647	25
MasTec (a)	3,725	51
McGrath Rentcorp	2,280	68
Medis Technologies (a) (b)	2,114	28
Mercury Computer Systems (a)	2,038	22
Michael Baker (a)	662	24
Middleby (a) (b)	1,378	85
Midwest Air Group (a)	2,255	31
Miller Industries (a)	987	24
Mobile Mini (a) (b)	3,423	98
Moog, Class A (a)	3,475	149
MTC Technologies (a)	998	22
Mueller Industries	3,463	128
Mueller Water Products, Class A (b)	10,524	148
Multi Color	294	11
NACCO Industries, Class A (b)	516	68
Navigant Consulting (a) (b)	5,328	84
NCI Building Systems (a) (b)	1,850	89
Nordic American Tanker Shipping (b)	2,469	98
Nordson (b)	2,847	130
NuCo2 (a) (b)	1,122	28
Odyssey Marine Exploration (a)	3,769	20
Old Dominion Freight Lines (a) (b)	2,986	86
On Assignment (a)	2,631	26
Orbital Sciences (a) (b)	5,442	115
Pacer International	3,378	74
Park-Ohio Holdings (a)	736	18
Patriot Transportation Holdings (a)	60	5
PeopleSupport (a) (b)	2,270	21
Perini (a)	2,448	150
PGT (a) (b)	599	6
PHH (a)	4,907	143
Pico Holdings (a)	919	38
Pike Electric (a) (b)	1,214	24
Pinnacle Airlines (a)	1,805	29
Portfolio Recovery Associates (b)	1,592	83
Powell Industries (a) (b)	741	25
Power-One (a) (b)	6,881	27
Preformed Line Products	24	1
Pre-Paid Legal Services (a)	826	44
Protection One (a)	244	3
Raven Industries	1,711	58
RBC Bearings (a)	2,113	81
Regal-Beloit (b)	2,931	149
Republic Airways Holdings (a)	3,219	62
Resources Connection (a) (b)	4,735	154
Robbins & Myers	1,370	72
Rollins	2,598	62
RSC Holdings (a)	1,911	41
Rush Enterprises (a)	2,029	57
Saia (a)	1,442	29
SAIC (a) (b)	8,003	134
Schawk (b)	1,597	31
School Specialty (a)	1,961	68
Sequa, Class A (a)	651	108
SI International (a)	1,057	31
Simpson Manufacturing (b)	3,383	114
SkyWest (b)	5,918	132
Sotheby's Holdings, Class A (b)	6,219	266
Spherion (a)	5,172	46
Standard Parking (a)	527	17
Standard Register	1,611	22
Standex International (b)	1,216	29
Stanley (a) (b)	734	13
Star Maritime Acquisition (a) (b)	1,950	27
Sun Hydraulics	1,023	30
TAL International Group	1,310	34
Taleo (a)	1,400	30
TBS International (a)	446	17
Team (a) (b)	656	31
Tecumseh Products, Class A (a)	1,419	33
Teledyne Technologies (a)	3,324	148
Teletech Holdings (a)	3,833	112
Tennant	1,453	56
Tetra Tech (a) (b)	5,328	112
The Provident Service (a)	996	26
Titan International	2,172	64
TransDigm Group (a)	839	35
Tredegar	2,993	55
Trex (a) (b)	1,219	20
Triumph Group	1,511	115
TurboChef Technologies (a)	1,803	25
Twin Disc	419	23
UAP Holding	4,721	128
Ultrapetrol Bahamas (a)	1,396	33
United Industrial (b)	782	49
United Stationers (a)	2,554	163
Universal Forest Products	1,531	61
Universal Technical Institute (a)	2,199	48
Universal Truckload Services (a)	355	6
Valmont Industries	1,816	137
Vertrue (a)	698	35
Viad (b)	1,986	71
Vicor	1,784	22
Volt Information Sciences (a) (b)	1,408	22
Wabash National	2,800	36
Walter Industries	4,775	119
Washington Group International (a) (b)	2,677	215
Waste Connections (a)	6,048	188
Waste Services (a)	789	8
Watsco	2,100	105
Watson Wyatt & Company Holdings	4,001	178
Watts Water Technologies, Class A (b)	2,749	96
Werner Enterprises (b)	4,266	83
Westinghouse Air Brake Technologies	4,468	182
Williams Scotsman International (a) (b)	3,074	83
Woodward Governor	2,749	159
		19,421
Information Technology - 17.5%
3Com (a) (b)	35,687	143
Acacia Research - Acacia Technology (a)	2,877	37
ACI Worldwide (a)	3,408	104
Acme Packet (a)	2,025	22
Actel (a)	2,542	30
Actuate (a)	5,823	38
Adaptec (a)	10,852	38
ADTRAN (b)	5,401	141
Advanced Analogic Technologies (a) (b)	3,062	27
Advanced Energy Industries (a)	3,083	55
Advent Software (a) (b)	1,682	64
Aeroflex (a)	6,858	96
Agilysys	2,828	54
AMIS Holdings (a)	4,359	45
Amkor Technology (a) (b)	9,658	119
ANADIGICS (a) (b)	5,187	75
Anaren (a)	1,572	27
Andrew (a)	14,280	201
Anixter International (a)	2,832	234
Ansoft (a)	1,494	38
ANSYS (a)	6,482	169
Applied Micro Circuits (a)	25,970	76
Ariba (a)	7,244	60
Arris Group (a)	9,997	148
Art Technology Group (a)	11,382	36
AsiaInfo Holdings (a)	2,904	24
Aspen Technology (a)	8,077	100
Asyst Technologies (a)	4,766	32
Atheros Communications (a)	5,305	148
ATMI (a)	3,244	94
Audiovox (a)	1,539	16
Authorize Net Holdings (a)	2,811	49
Avanex (a) (b)	16,984	29
Avid Technology (a) (b)	4,101	132
Avocent (a) (b)	4,742	130
Axcelis Technologies (a) (b)	9,321	52
Bankrate (a) (b)	1,044	47
BearingPoint (a) (b)	18,317	119
Bel Fuse	1,053	32
Belden CDT (b)	4,184	229
Benchmark Electronics (a) (b)	6,271	139
BISYS Group (a)	11,119	133
Black Box	1,591	64
Blackbaud	4,030	84
Blackboard (a)	2,619	116
Blue Coat Systems (a)	1,173	57
Borland Software (a) (b)	6,666	35
Bottomline Technologies (a) (b)	1,567	18
Brightpoint (a)	4,663	61
Brooks Automation (a)	7,341	129
Cabot Microelectronics (a) (b)	2,181	93
CACI International (a)	2,833	126
Cass Information Systems (b)	600	20
Cavium Networks (a)	281	7
C-COR.net (a)	4,721	63
Checkpoint Systems (a) (b)	3,803	88
Chordiant Software (a)	3,002	43
CIBER (a) (b)	4,978	38
Cirrus Logic (a)	8,602	63
CMGI (a)	45,449	72
CNET Networks (a)	13,866	104
Cogent (a) (b)	3,992	53
Cognex	4,056	85
Coherent (a)	2,884	83
Cohu	2,285	46
Commvault Systems (a) (b)	3,253	55
Comtech Group (a)	1,510	21
Comtech Telecommunications (a) (b)	2,212	96
Comverge (a) (b)	501	16
Concur Technologies (a) (b)	3,176	76
Conexant Systems (a)	47,275	62
CPI International (a)	730	12
Cray (a)	2,976	22
Credence Systems (a)	9,840	35
CSG Systems International (a)	3,978	100
CTS	3,290	42
CyberSource (a) (b)	2,806	32
Cymer (a) (b)	3,307	141
Daktronics (b)	2,914	62
DealerTrack Holdings (a) (b)	3,061	110
Digi International (a)	2,412	34
Digital River (a)	3,791	171
Diodes (a)	2,742	73
Dionex (a)	1,744	119
Ditech Networks (a)	3,555	27
Divx (a) (b)	2,129	29
Double-take Software (a)	769	12
DSP Group (a)	2,612	47
DTS (a) (b)	1,918	40
Eagle Test Systems (a)	270	4
EarthLink (a)	11,272	78
Echelon (a) (b)	2,744	54
eCollege.com (a) (b)	1,800	-
eFunds (a)	4,515	161
Electro Scientific Industries (a)	2,787	61
Electronics for Imaging (a)	5,210	137
Emulex (a)	7,826	155
Enernoc (a)	343	12
Entegris (a)	11,119	120
Epicor Software (a) (b)	5,861	77
EPIQ Systems (a)	2,149	37
Equinix (a) (b)	2,814	245
Euronet Worldwide (a) (b)	4,204	107
Exar (a)	2,240	32
Excel Technologies (a)	1,115	28
Exlservice Holdings (a) (b)	2,072	35
Extreme Networks (a)	11,724	48
FalconStor Software (a)	2,934	30
FARO Technologies (a)	1,345	50
FEI (a)	3,251	93
Finisar (a) (b)	23,084	84
Flir Systems (a) (b)	6,079	265
FormFactor (a)	4,502	173
Forrester Research (a)	1,591	39
Foundry Networks (a) (b)	13,359	235
Gartner, Class A (a)	6,325	132
Gateway (a)	27,129	39
Genesis Microchip (a)	3,490	30
Gerber Scientific (a)	2,332	24
Glu Mobile (a)	646	8
Greenfield Online (a) (b)	1,990	32
Harmonic (a)	7,256	64
Harris Stratex Networks, Class A (a) (b)	2,482	42
Heartland Payment Systems (b)	1,095	34
Hittite Microwave (a)	1,101	44
Hughes Communications (a)	50	2
Hutchinson Technology (a) (b)	2,491	50
Hypercom (a)	4,884	25
i2 Technologies (a) (b)	1,463	24
Ibasis (a)	3,041	29
iGATE (a)	2,232	17
Imation	3,111	97
Imergent (b)	1,129	24
Immersion (a)	2,384	37
Infocrossing (a)	2,236	39
Informatica (a)	8,024	112
Information Services Group (a) (b)	3,140	24
InfoSpace (a)	3,025	63
infoUSA	3,212	33
Integral Systems	1,154	27
Interactive Intelligence (a)	1,194	25
Interdigital (a) (b)	4,301	120
Intermec (a) (b)	4,994	128
InterNAP Network Services (a)	4,486	66
Internet Capital Group (a)	3,544	40
Inter-Tel	2,072	51
InterVoice (a)	3,562	28
Interwoven (a)	4,154	58
Intevac (a)	2,153	35
iPass (a) (b)	4,628	22
IPG Photonics (a)	977	19
Isilon Systems (a)	781	7
Itron (a) (b)	2,536	201
Ixia (a) (b)	4,018	38
IXYS (a) (b)	2,622	25
J2 Global Communications (a)	4,526	148
Jack Henry & Associates	7,421	178
JDA Software (a)	2,354	53
KEMET (a)	7,699	54
Keynote Systems (a)	207	3
Komag (a)	2,545	81
Kulicke & Soffa (a) (b)	5,514	52
L-1 Identity Solutions (a) (b)	5,430	93
Landauer (b)	915	44
Lattice Semiconductor (a)	10,525	50
Lawson Software (a) (b)	12,236	117
Lionbridge Technologies (a)	5,550	26
Liquidity Services (a) (b)	801	12
Littelfuse (a) (b)	2,039	66
Liveperson (a)	3,366	18
Lo-Jack (a)	1,856	40
LoopNet (a)	2,486	51
Loral Space & Communications (a)	869	36
LTX (a)	6,070	28
Macrovision (a) (b)	4,864	116
Magma Design Automation (a)	3,414	51
Magna Entertainment (a) (b)	4,576	10
Manhattan Associates (a)	2,473	69
ManTech International (a)	1,698	55
Marchex (b)	2,566	35
Mattson Technology (a)	4,796	48
Maximus	2,012	84
Measurement Specialties (a) (b)	1,441	32
Mentor Graphics (a)	7,859	94
Methode Electronics, Class A	3,423	55
Micrel	5,094	53
Micros Systems (a)	3,774	201
Microsemi (a) (b)	6,865	160
MicroStrategy (a)	877	64
Microtune (a)	5,204	28
Midway Games (a) (b)	2,121	13
MIPS Technologies, Class A (a)	4,225	37
MKS Instruments (a) (b)	4,516	103
Monolithic Power Systems (a)	2,018	34
MPS Group (a)	9,403	125
MRV Communications (a) (b)	12,910	34
MSC.Software (a) (b)	4,025	52
MTS Systems	1,627	68
Multi-Fineline Electronix (a)	833	12
Ness Technologies (a)	2,071	24
Net 1 UEPS Technologies (a) (b)	3,835	88
NETGEAR (a) (b)	3,361	93
Netlogic Microsystems (a) (b)	1,646	50
Network Equipment Technologies (a)	2,418	23
Newport (a) (b)	3,206	42
Nextwave Wireless (a)	2,487	15
NIC	3,511	23
Novatel Wireless (a)	2,790	60
Nuance Communications (a) (b)	12,350	204
Omniture (a) (b)	2,592	59
OmniVision Technologies (a) (b)	5,235	90
ON Semiconductor (a)	22,259	263
On2 Technologies (a) (b)	10,350	18
Online Resources (a) (b)	2,314	25
Opentv (a)	8,591	16
Openwave Systems (a) (b)	8,003	42
Oplink Communications (a)	1,804	29
Opnext (a)	1,712	21
Opsware (a)	8,109	114
Optium (a) (b)	1,123	8
Orbcomm (a)	2,406	37
OSI Systems (a)	1,596	40
OYO Geospace (a)	407	32
Packeteer (a) (b)	3,415	23
Palm (a) (b)	9,015	135
Parametric Technology (a) (b)	10,533	186
Park Electrochemical (b)	1,853	55
PC Connection (a) (b)	853	11
PDF Solutions (a) (b)	2,049	23
Pegasystems	1,230	13
Perficient (a) (b)	2,687	53
Pericom Semiconductor (a)	2,709	29
Perot Systems, Class A (a)	8,006	122
Phase Forward (a) (b)	3,505	60
Photronics (a) (b)	4,101	57
Plantronics	4,408	124
Plexus (a)	4,249	103
PLX Technology (a)	2,582	29
PMC-Sierra (a) (b)	19,594	149
Polycom (a) (b)	8,470	262
Powerwave Technologies (a)	11,402	75
Progress Software (a)	3,762	114
QAD	1,425	12
Quality Systems (b)	1,561	60
Quantum (a) (b)	19,343	55
Quest Software (a) (b)	6,257	93
Rackable Systems (a) (b)	2,859	35
Radiant Systems (a) (b)	2,518	35
RadiSys (a)	2,060	24
RealNetworks (a)	9,369	67
Renaissance Learning (b)	781	9
RF Micro Devices (a) (b)	17,810	124
RightNow Technologies (a)	1,551	20
Rimage (a)	927	22
Rofin-Sinar Technologies (a)	1,426	93
Rogers (a)	1,621	59
Rudolph Technologies (a)	2,405	38
S1 (a)	5,032	37
Safeguard Scientifics (a)	12,414	29
Sapient (a) (b)	7,476	53
SAVVIS (a)	2,520	95
ScanSource (a) (b)	2,491	67
SeaChange International (a)	2,701	19
Secure Computing (a) (b)	4,272	34
Semitool (a)	1,777	17
Semtech (a)	6,099	99
Sigma Designs (a) (b)	2,351	75
Silicon Graphics (a) (b)	598	14
Silicon Image (a) (b)	7,972	54
Silicon Storage Technology (a) (b)	8,899	32
Sirenza Microdevices (a) (b)	3,607	41
SiRF Technology Holdings (a)	5,050	118
Skyworks Solutions (a)	15,614	124
Smart Modular Technologies (a)	4,598	57
Smith Micro Software (a) (b)	2,718	37
Sohu.com (a) (b)	2,520	81
Solera Holdings (a)	2,408	45
Sonic Solutions (a)	2,617	29
SonicWALL (a) (b)	5,855	52
Sonus Networks (a)	23,156	158
Sourcefire (a)	608	7
Sourceforge (a)	6,416	24
Spansion (a) (b)	8,250	88
SPSS (a)	1,687	69
SRA International, Class A (a)	3,588	85
Standard Microsystems (a)	2,277	76
STEC (a)	2,968	22
Stratasys (a) (b)	996	44
Super Micro Computer (a)	847	8
Superior Essex (a)	1,861	65
Supertex (a)	1,143	40
Switch & Data Facilities (a)	1,170	18
Sybase (a)	8,375	199
Sycamore Networks (a)	16,901	70
Sykes Enterprises (a)	2,700	45
Symmetricom (a)	4,888	36
Synaptics (a)	2,422	85
Synchronoss Technologies (a)	1,690	61
SYNNEX (a)	890	18
Syntel (b)	825	30
Take-Two Interactive Software (a) (b)	6,688	118
TASER International (a) (b)	5,693	87
Technitrol	3,989	104
Techtarget (a)	706	10
Techwell (a)	1,372	17
Tekelec (a)	5,587	72
Terremark Worldwide (a)	4,757	29
Tessera Technologies (a) (b)	4,540	187
The Knot (a)	2,532	46
TheStreet.com (b)	1,897	21
THQ (a) (b)	6,137	176
TIBCO Software (a) (b)	19,120	155
TNS (a)	2,489	33
Travelzoo (a)	678	14
Trident Microsystems (a) (b)	5,237	80
TriQuint Semiconductor (a) (b)	13,739	61
TTM Technologies (a)	3,869	50
Tyler Technologies (a)	3,572	43
Ultimate Software Group (a)	2,240	61
Ultra Clean Holdings (a)	1,741	24
Ultratech (a) (b)	2,131	27
Unica (a)	900	11
United Online (b)	5,483	77
Universal Display (a) (b)	2,606	39
UTStarcom (a) (b)	9,741	31
ValueClick (a)	9,155	196
Vasco Data Security International (a)	2,400	64
Veeco Instruments (a) (b)	2,900	53
Veraz Networks (a)	572	4
ViaSat (a)	2,273	65
Vignette (a)	2,620	55
Visual Sciences (a)	1,807	31
Vocus (a)	1,189	33
Volterra Semiconductor (a)	1,934	22
Websense (a)	4,125	82
Wind River Systems (a)	6,845	65
Wright Express (a) (b)	3,964	135
X-Rite (b)	2,384	32
Zoran (a)	4,821	91
Zygo (a)	1,499	18
		22,383
Materials - 5.0%
A. Schulman	2,361	55
A.M. Castle & Company	980	32
AEP Industries (a)	745	30
Alpha Natural Resources (a) (b)	5,723	102
AMCOL International (b)	2,286	65
American Vanguard (b)	1,915	24
Apex Silver Mines (a) (b)	5,378	90
AptarGroup	6,347	231
Arch Chemicals	2,229	79
Balchem	1,712	29
Bowater (b)	4,940	97
Brush Engineered Metals (a) (b)	1,909	72
Buckeye Technologies (a)	3,161	48
Calgon Carbon (a) (b)	3,862	42
Cambrex	2,782	38
Century Aluminum (a) (b)	2,133	110
CF Industries Holdings (b)	5,150	296
Chesapeake	1,950	22
Claymont Steel Holdings (a)	528	11
Coeur D'Alene Mines (a) (b)	27,340	107
Compass Minerals International	2,775	91
Deltic Timber	1,002	52
Ferro	3,979	89
Flotek Industries (a)	1,664	50
Georgia Gulf (b)	3,154	51
Gibraltar Industries	2,166	42
Glatfelter (b)	3,870	52
GrafTech International (a)	9,106	141
Graphic Packaging (a)	8,155	36
Greif, Class A	3,043	167
H.B. Fuller (b)	5,562	154
Haynes International (a) (b)	1,068	96
Headwaters (a) (b)	3,614	58
Hecla Mining (a) (b)	11,723	92
Hercules (a) (b)	11,032	229
Idaho General Mines (a)	4,451	31
Innophos Holdings (b)	1,906	22
Innospec	2,202	61
Kaiser Aluminum (a)	1,384	93
Koppers Holdings	1,608	48
Landec (a)	1,993	23
LSB Industries (a) (b)	1,355	26
Mercer International (a) (b)	2,654	23
Metal Management	2,349	99
Minerals Technologies	1,751	113
Myers Industries	2,569	55
Neenah Paper	1,153	45
NewMarket Group	1,403	65
NL Industries (b)	909	9
Northwest Pipe (a) (b)	820	28
Olin (b)	6,762	141
Olympic Steel	865	23
OM Group (a)	2,734	132
Pioneer Companies (a) (b)	1,086	38
PolyOne (a) (b)	8,528	64
Quanex (b)	3,402	153
Rock-Tenn, Class A	3,087	95
Rockwood Holdings (a)	3,128	108
Royal Gold (b)	1,904	47
RTI International Metals (a)	2,160	171
Ryerson Tull (b)	2,562	82
Schnitzer Steel Industries, Class A	2,007	109
Schweitzer-Mauduit International	1,541	35
Sensient Technologies	4,500	114
Shengda Technologies (a)	1,586	8
Silgan Holdings	2,353	121
Spartech	2,932	65
Stepan	370	10
Stillwater Mining (a) (b)	3,834	35
Symyx Technologies (a)	3,048	27
Terra Industries (a) (b)	8,515	209
Texas Industries (b)	2,399	189
Tronox	3,802	47
Universal Stainless & Alloy (a)	609	23
Uranium Resources (a) (b)	4,785	43
US Concrete (a) (b)	3,452	26
US Gold Corporation (a)	4,223	25
USEC (a) (b)	8,016	135
Valhi	232	4
W.R. Grace & Company (a) (b)	6,674	138
Wausau-Mosinee Paper	4,342	49
Wheeling-Pittsburgh (a)	912	18
Worthington Industries (b)	6,336	131
Zoltek Companies (a) (b)	1,996	94
		6,430
Telecommunication Services - 1.5%
Alaska Communications Systems Group	4,335	62
Aruba Networks (a) (b)	730	15
Atlantic Tele-Network	544	16
Bigband Networks (a)	1,130	15
Cbeyond (a) (b)	1,892	67
Centennial Communications, Class A (a)	2,215	23
Cincinnati Bell (a) (b)	24,288	125
Cogent Communications Group (a)	4,581	131
Consolidated Communications Holdings	1,433	26
CT Communications	1,867	57
Dobson Communications, Class A (a)	13,402	167
EMS Technologies (a)	1,566	34
Eschelon Telecom (a)	966	28
FairPoint Communications (b)	2,705	42
Fibertower (a) (b)	9,440	33
General Communication, Class A (a)	5,258	60
Global Crossing (a)	2,215	39
GlobalStar (a) (b)	1,207	13
Golden Telecom (b)	1,442	93
Hungarian Telephone & Cable (a)	329	7
ICO Global Communication Holdings (a) (b)	9,431	30
IDT	4,603	46
InPhonic (a) (b)	1,930	7
Iowa Telecommunication Services	3,081	63
iPCS (a)	1,539	50
North Pittsburgh	1,530	36
NTELOS Holdings (a)	2,523	68
Paetec Holding (a) (b)	6,445	76
Premiere Global Services (a)	6,491	76
Rural Cellular (a)	1,119	48
Shenandoah Telecommunications	714	35
SureWest Communications (b)	1,326	36
Syniverse Holdings (a)	2,334	31
Time Warner Telecom, Class A (a) (b)	13,378	262
USA Mobility (b)	2,117	50
Vonage Holdings (a) (b)	5,930	13
		1,980
Utilities - 2.6%
Allete (b)	2,470	108
American States Water	1,868	69
Aquila (a) (b)	34,359	130
Avista	4,837	96
Black Hills (b)	3,270	122
California Water Service (b)	1,881	70
Central Vermont Public Service (b)	933	32
CH Energy Group	1,528	68
CLECO (b)	5,422	129
Consolidated Water (b)	1,318	38
El Paso Electric (a)	4,198	98
Empire District Electric (b)	2,984	65
EnergySouth	721	32
IDACORP (b)	4,033	125
ITC Holdings	3,897	164
Laclede Group	2,348	69
MGE Energy (b)	2,273	68
New Jersey Resources (b)	2,626	123
Nicor (b)	4,129	163
Northwest Natural Gas	2,315	96
NorthWestern	3,492	94
Ormat Technologies (b)	751	31
Otter Tail (b)	2,898	85
Piedmont Natural Gas (b)	6,722	156
PNM Resources (b)	6,569	170
Portland General Electric	2,776	75
SEMCO Energy (a)	345	3
SJW (b)	1,623	47
South Jersey Industries	3,095	101
Southwest Gas	3,863	120
Southwest Water (b)	2,261	30
UIL Holdings	2,504	74
UniSource Energy Holding	3,534	107
Westar Energy (b)	8,284	191
WGL Holdings (b)	4,200	126
		3,275
Total Common Stocks
(Cost $91,059)		122,250

Warrants - 0.0%
Pegasus Wireless Warrants (b) (c)
(Cost $0)	604	—

Short-Term Investments - 4.7%
Money Market Fund - 4.4%
First American Prime Obligations Fund, Class Z (d)	5,607,052	5,607

U.S. Treasury Obligation - 0.3%	PAR
U.S. Treasury Bill
4.883%, 08/09/2007 (e)	$400	400
Total Short-Term Investments
(Cost $6,007)		6,007

Investment Purchased with Proceeds from Securities Lending - 44.7%	SHARES
Mount Vernon Securities Lending Prime Portfolio (f)
(Cost $57,262)	57,261,798	57,262

Total Investments - 144.9%
(Cost $154,328)		185,519
Other Assets and Liabilities, Net - (44.9)%		(57,493)
Total Net Assets - 100.0%		$128,026

+
Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2007, the fund held fair valued securities as disclosed in footnote (c).

(a)	Non-income producing security.
(b)	This security or a portion of this security is out on loan at July 31, 2007. Total loaned securities had a market value of $54,121 at July 31, 2007.
(c)	Security is fair valued and illiquid. As of July 31, 2007, the fair value of these investments was $0 or 0.0% of total net assets. Information concerning the illiquid securities is as follows:
			Dates
	Security	Shares	Acquired	Cost Basis
	FirstBank, Fractional Share	0.29	8/05	$ —
	National Penn Bancshares, Fractional Share	0.50	10/05	—
	Pegasus Wireless, Warrants	604	8/06	—
	Petrocorp, Escrow Shares	2,040	6/03 to 8/05	—
	USB Holding, Fractional Share	0.10	8/05	—
(d)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(e)	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of July 31, 2007.
(f)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

REIT - Real Estate Investment Trust

Schedule of Open Futures Contracts

	Number of	Notional
	Contracts	Contract	Settlement	Unrealized
Description	Purchased	Value	Month	Depreciation

Russell 2000 Index Futures	14	$5,467	September 2007	$ (347)

Schedule of Investments July 31, 2007 (unaudited), all dollars rounded to thousands (000)

Quantitative Large Cap Core Fund

DESCRIPTION	SHARES	VALUE+

Common Stocks - 96.4%
Communications - 2.3%
AT&T	25,092	$983

Consumer Discretionary - 10.4%
Abercrombie & Fitch, Class A	512	36
Apollo Group, Class A (a)	1,153	68
Carnival	12,820	568
Coach (a)	1,018	46
Home Depot	62	2
International Game Technology	2,163	76
Johnson Controls	5,953	674
McDonald's	5,532	265
Nike, Class B	2,456	139
Omnicom Group	16,917	878
VF	3,067	263
Walt Disney	30,717	1,014
Yum! Brands	14,996	480
		4,509
Consumer Staples - 5.3%
Altria Group	13,301	884
Coca-Cola	465	24
Procter & Gamble	9,392	581
SUPERVALU	3,531	147
Wal-Mart Stores	14,678	675
		2,311
Energy - 13.5%
Apache	1,295	105
Baker Hughes	211	17
Chevron	16,515	1,408
ConocoPhillips	15,443	1,248
Exxon Mobil	24,938	2,123
Marathon Oil	4,425	244
Nabors Industries (a)	702	21
National-Oilwell Varco (a)	1,703	205
Occidental Petroleum	4,412	250
Schlumberger	150	14
Spectra Energy	4,288	109
Valero Energy	1,668	112
		5,856
Financials - 19.2%
ACE	14,911	861
Allstate	7,924	421
American Capital Strategies	13,611	517
American International Group	7,986	512
Bank of America	31,683	1,502
Citigroup	6,934	323
Countrywide Financial	5,983	168
E*TRADE Financial (a)	1,715	32
Goldman Sachs Group	4,315	813
Hartford Financial Services Group	518	48
J.P. Morgan Chase	10,233	450
Lehman Brothers Holdings	10	1
Loew's	9,524	451
Merrill Lynch	4,399	326
Moody's	735	40
Morgan Stanley	13,005	831
PNC Financial Services	1,022	68
Wachovia	12,732	601
Wells Fargo	10,040	339
		8,304
Healthcare - 12.6%
Abbott Laboratories	5,387	273
Aetna	2,440	117
Amgen (a)	1,419	76
C.R. Bard	72	6
Coventry Health Care (a)	2,054	115
Eli Lilly	4,971	269
Forest Laboratories, Class A (a)	3,704	149
Johnson & Johnson	23,130	1,399
Medco Health Solutions (a)	912	74
Merck	3,930	195
Patterson Companies (a)	565	20
Pfizer	43,114	1,013
St. Jude Medical (a)	2,195	95
Thermo Fisher Scientific (a)	4,922	257
UnitedHealth Group	6,168	299
Wellpoint (a)	11,937	897
Zimmer Holdings (a)	2,786	217
		5,471
Industrials - 13.3%
3M	8,335	741
American Standard	1,456	79
Caterpillar	2,546	201
Cummins	1,205	143
Danaher	3,026	226
Eaton	1,056	103
Emerson Electric	3,085	145
General Electric	28,882	1,120
Honeywell International	2,841	163
Illinois Tool Works	566	31
Ingersoll-Rand, Class A	1,750	88
L-3 Communications Holdings	990	97
Parker Hannifin	1,047	103
R.R. Donnelley & Sons	12,334	521
Ryder System	311	17
Terex (a)	2,193	189
Tyco International	6,246	295
United Parcel Service, Class B	5,667	429
United Technologies	14,444	1,054
		5,745
Information Technology - 14.4%
Apple Computer (a)	1,295	171
Autodesk (a)	1,355	57
Cisco Systems (a)	21,186	613
Cognizant Technology Solutions, Class A (a)	871	71
Corning (a)	6,330	151
Dell (a)	6,512	182
EMC (a)	11,120	206
Google, Class A (a)	1,495	762
Hewlett-Packard	11,957	550
IBM	5,519	611
Intel	25,899	612
Juniper Networks (a)	11,591	347
NVIDIA (a)	7,192	329
Oracle (a)	39,655	758
QUALCOMM	5,354	223
Symantec (a)	1,065	20
Texas Instruments	4,234	149
Waters (a)	2,012	117
Xerox (a)	16,729	292
		6,221
Materials - 3.3%
Alcoa	259	10
Ball	4,806	246
Dow Chemical	6,939	302
E.I. Du Pont de Nemours	5,986	280
Monsanto	18	1
NuCor	1,520	76
PPG Industries	1,388	106
Sealed Air	4,623	126
United States Steel	2,723	268
		1,415
Utilities - 2.1%
FPL Group	1,841	106
PPL	3,192	150
Public Service Enterprises	3,872	334
Sempra Energy	6,333	334
		924
Total Common Stocks
(Cost $41,755)		41,739
Short-Term Investment - 0.0%
First American Prime Obligations Fund, Class Z (b)
(Cost $1)	961	1
Total Investments - 96.4%
(Cost $41,756)		41,740
Other Assets and Liabilities, Net - 3.6%		1,544
Total Net Assets - 100.0%		$43,284

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2007, the fund held no fair valued securities.
(a)	Non-income producing security.
(b)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.

Schedule of Open Futures Contracts

	Number of	Notional
	Contracts	Contract	Settlement	Unrealized
Description	Purchased	Value	Month	Appreciation

S&P 500 Futures	4	$1,462	September 2007	$ —

Schedule of Investments July 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Quantitative Large Cap Growth Fund

DESCRIPTION	SHARES	VALUE+

Common Stocks - 97.0%
Consumer Discretionary - 14.1%
Abercrombie & Fitch, Class A	205	$14
Amazon.com (a)	15	1
American Eagle Outfitters	832	20
Apollo Group, Class A (a)	283	17
Carnival	1,965	87
Central European Media Enterprises, Class A (a)	303	28
Coach (a)	479	22
CTC Media (a)	294	7
Expedia (a)	1,621	43
Garmin	182	15
Harman International Industries	41	5
Home Depot	809	30
Idearc	1,045	36
International Game Technology	537	19
Johnson Controls	767	87
Las Vegas Sands (a)	413	36
McDonald's	715	34
MGM Mirage (a)	119	9
Nike, Class B	683	39
Omnicom Group	2,878	149
Penn National Gaming (a)	38	2
Ross Stores	182	5
Target	307	19
TJX	410	12
VF	443	38
Walt Disney	3,932	130
Yum! Brands	2,590	83
		987

Consumer Staples - 5.6%
Altria Group	1,971	131
Coca-Cola	412	21
NBTY (a)	523	23
Procter & Gamble	1,030	64
SUPERVALU	337	14
Wal-Mart Stores	3,068	141
		394

Energy - 9.0%
Baker Hughes	191	15
Chevron	1,439	123
CNX Gas (a)	3,842	103
ConocoPhillips	980	79
Exxon Mobil	1,369	116
Marathon Oil	41	2
National-Oilwell Varco (a)	340	41
Oceaneering International (a)	135	8
Schlumberger	534	51
Unit (a)	1,041	57
Valero Energy	226	15
Western Refining	313	17
		627

Financials - 8.9%
ACE	1,986	115
Allstate	207	11
American Capital Strategies	1,136	43
Annaly Capital Management - REIT	2,788	40
Arch Capital Group (a)	90	6
Bank of America	1,428	68
BlackRock	43	7
Countrywide Financial	140	4
Covanta Holding (a)	1,236	28
E*TRADE Financial (a)	117	2
Goldman Sachs Group	638	120
Loew's	704	33
Merrill Lynch	448	33
Moody's	279	15
Morgan Stanley	1,184	76
SEI Investments	774	21
		622

Healthcare - 14.9%
Abbott Laboratories	1,513	77
Abraxis Bioscience (a)	1,159	23
Aetna	497	24
Amgen (a)	595	32
Becton, Dickinson & Company	187	14
Bristol-Myers Squibb	34	1
C.R. Bard	152	12
Coventry Health Care (a)	379	21
Eli Lilly	824	45
Endo Pharmaceuticals (a)	269	9
Forest Laboratories, Class A (a)	715	29
Genentech (a)	448	33
Johnson & Johnson	3,219	195
Kinetic Concepts (a)	220	13
Medco Health Solutions (a)	293	24
Medtronic	663	34
Merck	1,250	62
Patterson Companies (a)	184	7
Pfizer	2,980	70
St. Jude Medical (a)	544	23
Thermo Fisher Scientific (a)	689	36
UnitedHealth Group	1,605	78
Wellpoint (a)	1,742	131
Zimmer Holdings (a)	649	50
		1,043

Industrials - 13.3%
3M	1,564	139
American Standard	305	16
Caterpillar	681	54
Copart (a)	427	12
Cummins	232	28
Danaher	417	31
Eaton	109	11
Emerson Electric	711	33
FedEx	10	1
Gardner Denver (a)	1,173	49
Honeywell International	783	45
Illinois Tool Works	381	21
Ingersoll-Rand, Class A	141	7
L-3 Communications Holdings	212	21
Manpower	268	21
McDermott International (a)	551	46
Parker Hannifin	133	13
R.R. Donnelley & Sons	1,055	45
Rockwell Automation	31	2
Terex (a)	389	34
Tyco International	740	35
United Parcel Service, Class B	1,261	95
United Technologies	2,374	173
		932

Information Technology - 24.8%
Activision (a)	943	16
Amdocs (a)	1,485	54
Amphenol, Class A	166	6
Apple Computer (a)	540	71
Autodesk (a)	279	12
Cisco Systems (a)	5,287	153
Cognizant Technology Solutions, Class A (a)	250	20
Corning (a)	1,495	36
Dell (a)	1,582	44
Dolby Laboratories, Class A (a)	1,562	52
eBay (a)	477	16
EMC (a)	2,267	42
F5 Networks (a)	314	27
Google, Class A (a)	332	169
Hewlett-Packard	2,635	121
IBM	1,170	130
Intel	6,682	158
Juniper Networks (a)	1,515	45
Microsoft	4,380	127
NVIDIA (a)	1,036	48
Oracle (a)	7,748	148
QUALCOMM	1,450	60
Rambus (a)	4,164	56
Texas Instruments	1,488	52
Trimble Navigation (a)	412	14
Waters (a)	289	17
Western Digital (a)	1,495	32
Xerox (a)	708	12
		1,738

Materials - 4.4%
Ball	70	4
Chaparral Steel	858	72
Commercial Metals	973	30
Dow Chemical	615	27
E.I. Du Pont de Nemours	781	36
Ecolab	73	3
Monsanto	379	24
PPG Industries	138	11
Sealed Air	503	14
Southern Copper	461	52
Steel Dynamics	360	15
United States Steel	151	15
Westlake Chemical	133	3
		306

Telecommunication Services - 0.1%
AT&T	178	7

Utilities - 1.9%
Mirant (a)	1,355	51
UGI	3,220	83
		134

Total Common Stocks
(Cost $6,793)		6,790
Short-Term Investment - 0.0%
First American Prime Obligations Fund, Class Z (b)
(Cost $1)	961	1
Total Investments - 97.0%
(Cost $6,794)		6,791
Other Assets and Liabilities, Net - 3.0%		207
Total Net Assets - 100.0%		$6,998

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2007, the fund held no fair valued securities.
(a)	Non-income producing security.
(b)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.

REIT -	Real Estate Investment Trust

Schedule of Open Futures Contracts

	Number of	Notional
	Contracts	Contract	Settlement	Unrealized
Description	Purchased	Value	Month	Appreciation

S&P 500 E-Mini Futures	2	$146	September 2007	$ —

Schedule of Investments July 31, 2007 (unaudited), all dollars are rounded to thousands (000)

Quantitative Large Cap Value Fund

DESCRIPTION	SHARES	VALUE +

Common Stocks - 97.1%
Consumer Discretionary - 8.8%
Carnival	2,039	$90
Central European Media Enterprises, Class A (a)	206	19
Expedia (a)	1,076	29
Idearc	1,182	41
Johnson Controls	501	57
Las Vegas Sands (a)	229	20
McDonald's	573	27
Omnicom Group	2,405	125
VF	325	28
Walt Disney	4,451	147
Yum! Brands	1,159	37
		620

Consumer Staples - 4.9%
Altria Group	2,238	149
NBTY (a)	191	8
Procter & Gamble	1,674	104
SUPERVALU	378	16
Wal-Mart Stores	1,402	64
		341

Energy - 16.0%
Chevron	3,554	303
CNX Gas (a)	4,998	134
ConocoPhillips	3,172	256
Exxon Mobil	4,486	382
Marathon Oil	561	31
Occidental Petroleum	102	6
Spectra Energy	99	3
Western Refining	78	4
		1,119

Financials (b) - 29.8%
ACE	2,544	147
Allstate	1,848	98
American Capital Strategies	1,686	64
American International Group	2,248	144
Arch Capital Group (a)	809	56
Axis Capital Holdings	704	26
Bank of America	6,945	329
Chubb	148	8
Citigroup	3,807	177
Countrywide Financial	1,030	29
Covanta Holding (a)	1,128	26
Goldman Sachs Group	690	130
Hartford Financial Services Group	342	32
J.P. Morgan Chase	3,628	160
Lehman Brothers Holdings	119	7
Loew's	612	29
Merrill Lynch	858	64
Morgan Stanley	2,224	142
PNC Financial Services	741	49
Regions Financial	760	23
Thornburg Mortgage	1,613	41
Travelers	98	5
Wachovia	3,684	174
Wells Fargo	3,706	125
		2,085

Healthcare - 9.6%
Abraxis Bioscience (a)	840	17
Coventry Health Care (a)	144	8
Eli Lilly	317	17
Johnson & Johnson	3,753	227
Pfizer	9,296	219
Thermo Fisher Scientific (a)	321	17
UnitedHealth Group	257	12
Wellpoint (a)	2,096	157
		674

Industrials - 10.3%
3M	999	89
Cummins	16	2
Gardner Denver (a)	917	38
General Electric	7,551	293
Ingersoll-Rand, Class A	94	5
Manpower	22	2
Parker Hannifin	47	4
R.R. Donnelley & Sons	1,615	68
Ryder System	110	6
Terex (a)	162	14
Tyco International	679	32
United Parcel Service, Class B	143	11
United Technologies	2,188	159
		723

Information Technology - 3.6%
Amdocs (a)	528	19
Dolby Laboratories, Class A (a)	1,527	51
F5 Networks (a)	151	13
Google, Class A (a)	27	14
Ingram Micro, Class A (a)	226	5
Juniper Networks (a)	999	30
NVIDIA (a)	226	10
Oracle (a)	1,279	24
Rambus (a)	3,049	41
Western Digital (a)	1,206	26
Xerox (a)	1,152	20
		253

Materials - 4.5%
Chaparral Steel Company	816	68
Commercial Metals	831	25
Dow Chemical	1,718	75
E.I. Du Pont de Nemours	1,075	50
PPG Industries	133	10
Sealed Air	392	11
Southern Copper	292	33
Steel Dynamics	303	13
United States Steel	192	19
Westlake Chemical	353	9
		313

Real Estate - 1.1%
Annaly Capital Management - REIT	5,336	77

Telecommunication Services - 4.3%
AT&T	6,336	248
Verizon Communications	1,187	51
		299

Utilities - 4.2%
FPL Group	84	5
Mirant (a)	1,692	64
Public Service Enterprises	442	38
Sempra Energy	504	26
Southern	651	22
UGI	5,259	136
		291
Total Common Stocks
(Cost $6,798)		6,795
Short-Term Investment - 0.0%
First American Prime Obligations Fund, Class Z (c)
(Cost $1)	961	1
Total Investments - 97.1%
(Cost $6,799)		6,796
Other Assets and Liabilities, Net - 2.9%		202
Total Net Assets - 100.0%		$6,998

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2007, the fund held no fair valued securities.

(a)	Non-income producing security.
(b)	The fund is significantly invested in this sector and therefore is subject to additional risks.
(c)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.

REIT - Real Estate Investment Trust

Schedule of Open Futures Contracts

	Number of	Notional
	Contracts	Contract	Settlement	Unrealized
Description	Purchased	Value	Month	Appreciation
S&P 500 E-Mini Futures	2	$ 146	September 2007	$ —

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   First American Investment Funds, Inc.

By (Signature and Title)   /s/Thomas S. Schreier
Thomas S. Schreier, Jr., President

Date   September 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/Thomas S. Schreier
Thomas S. Schreier, Jr.,
President

Date   September 25, 2007

By (Signature and Title)   /s/Charles D. Gariboldi
Charles D. Gariboldi, Jr.,
Treasurer

Date   September 25, 2007